KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF- CORE EQUITY FUND (FORMERLY, VIF-EQUITY INCOME FUND)






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET  OVERVIEW                                                       June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-CORE EQUITY FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:  VIF-CORE EQUITY FUND

This line graph compares the value of a $10,000 investment in VIF - Core Equity Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


            VIF - Core Equity Fund                    S&P 500 Index(2)

8/94        $10,000                                   $10,000
6/95        $11,508                                   $11,723
6/96        $14,561                                   $14,769
6/97        $18,254                                   $19,890
6/98        $22,599                                   $25,891
6/99        $26,894                                   $31,782
6/00        $27,603                                   $34,086
6/01        $26,946                                   $29,034
6/02        $23,868                                   $23,814

For the six-month period ended June 30, 2002, the value of your shares declined 7.91% compared to a 13.16% drop in the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

Our ongoing strategy of risk reduction served the fund well in the challenging first half of 2002 -- a period with few bright spots for the financial markets. Although the fund ended the period lower, its broad diversification across sectors and asset classes helped insulate performance from the worst of the market sell-off. At the same time, we continued to prepare the fund for participation in any upswing that may ultimately result from the improvement we've seen in the economy thus far this year.

------------------------------------------------------
                  VIF-CORE EQUITY FUND
      AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                        (11.42%)
------------------------------------------------------
5 years                                         5.51%
------------------------------------------------------
Since inception (8/94)                         11.66%
------------------------------------------------------

Not surprisingly, more defensive areas of the market fared relatively well during such a bearish period. Given this trend, our overweight position compared to the S&P 500 in the basic materials sector proved advantageous. Specifically, paper companies Bowater Inc and International Paper enjoyed solid gains, thanks to improving fundamentals and the potential for future price increases in the paper industry. A number of our consumer staples holdings, including Kellogg Co and Gillette Co, also withstood the first half's downward spiral, aided by their relative lack of exposure to the capital markets and their reputation as stable names, which appealed to wary investors.

The fund's overweighting in the energy sector bolstered performance as well, as energy stocks generally outpaced the broad market. Apache Corp, Exxon Mobil, and BP PLC all benefited from higher commodity prices and posted gains that supported the fund's overall return.

Although we maintained an underweight position in the sagging technology sector throughout the period, the fund was nevertheless hampered by its tech holdings. Weak corporate spending and investor skepticism continued to erode profits in
these  areas,   and  stocks  such  as  Intel  Corp  fell.   In   addition,   our
telecommunications oriented holdings were held back by a wave of negative headlines.

Looking ahead, we believe that, until investor confidence improves, market volatility will persist. However, the economy has repeatedly shown signs that it is in the process of recovery. Therefore, we are emphasizing those large-cap, quality companies possessing both the necessary liquidity to endure tough times and the potential to benefit in the event of a second half market rebound.

FUND MANAGEMENT
CHARLES P. MAYER
Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

JEFFREY G. MORRIS, CFA
Vice President, INVESCO Funds Group. BS, Colorado State University; MS, University of Colorado-Denver. Joined INVESCO in 1991. Began investment career in 1991.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
90.38    COMMON STOCKS
0.38     ADVERTISING
         Omnicom Group                                                              10,100        $      462,580
=================================================================================================================
3.24     AEROSPACE & DEFENSE
         Honeywell International                                                    34,400             1,211,912
         L-3 Communications Holdings(a)                                             16,100               869,400
         Lockheed Martin                                                             5,300               368,350
         United Technologies                                                        21,600             1,466,640
=================================================================================================================
                                                                                                       3,916,302
1.32     ALUMINUM
         Alcoa Inc                                                                  48,000             1,591,200
=================================================================================================================
0.99     AUTOMOBILE MANUFACTURERS
         General Motors                                                             22,400             1,197,280
=================================================================================================================
5.73     BANKS
         Bank of New York                                                           36,100             1,218,375
         Charter One Financial                                                      64,761             2,226,483
         FleetBoston Financial                                                      36,312             1,174,693
         Wells Fargo & Co                                                           46,100             2,307,766
=================================================================================================================
                                                                                                       6,927,317
2.07     BREWERS
         Anheuser-Busch Cos                                                         50,000             2,500,000
=================================================================================================================
0.80     CABLE & SATELLITE OPERATORS
         EchoStar Communications Class A Shrs(a)                                    19,200               356,352
         Liberty Media Class A Shrs(a)                                              61,600               616,000
=================================================================================================================
                                                                                                         972,352
1.70     CASINOS & GAMING
         Harrah's Entertainment(a)                                                  29,600             1,312,760
         Park Place Entertainment(a)                                                72,600               744,150
=================================================================================================================
                                                                                                       2,056,910
0.94     COMPUTER HARDWARE
         International Business Machines                                            15,800             1,137,600
=================================================================================================================
2.57     DIVERSIFIED CHEMICALS
         Dow Chemical                                                               49,100             1,688,058
         Olin Corp                                                                  64,000             1,417,600
=================================================================================================================
                                                                                                       3,105,658
5.01     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc                                                              75,366             2,920,433
         JP Morgan Chase & Co                                                       92,720             3,145,062
=================================================================================================================
                                                                                                       6,065,495


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.84     DIVERSIFIED METALS & MINING
         Phelps Dodge                                                               24,500        $    1,009,400
=================================================================================================================
1.54     ELECTRIC UTILITIES
         Dominion Resources                                                         28,200             1,866,840
=================================================================================================================
1.46     ELECTRICAL COMPONENTS & EQUIPMENT
         SPX Corp(a)                                                                15,000             1,762,500
=================================================================================================================
3.06     GENERAL MERCHANDISE STORES
         Target Corp                                                                53,800             2,049,780
         Wal-Mart Stores                                                            30,000             1,650,300
=================================================================================================================
                                                                                                       3,700,080
0.98     HEALTH CARE SUPPLIES
         Alcon Inc(a)                                                               34,700             1,188,475
=================================================================================================================
3.38     INDUSTRIAL CONGLOMERATES
         General Electric                                                           90,000             2,614,500
         3M Co                                                                      12,000             1,476,000
=================================================================================================================
                                                                                                       4,090,500
1.47     INDUSTRIAL MACHINERY
         Illinois Tool Works                                                        26,100             1,782,630
=================================================================================================================
5.90     INTEGRATED OIL & GAS
         Amerada Hess                                                               20,700             1,707,750
         BP PLC Sponsored ADR Representing 6 Ord Shrs                               35,000             1,767,150
         Exxon Mobil                                                                60,000             2,455,200
         Occidental Petroleum                                                       40,400             1,211,596
=================================================================================================================
                                                                                                       7,141,696
3.28     INTEGRATED TELECOMMUNICATION SERVICES
         BellSouth Corp                                                             35,000             1,102,500
         SBC Communications                                                         48,392             1,475,956
         Verizon Communications                                                     34,700             1,393,205
=================================================================================================================
                                                                                                       3,971,661
0.24     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Qwest Communications International(a)                                     103,484               289,755
=================================================================================================================
4.71     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Goldman Sachs Group                                                        13,000               953,550
         Lehman Brothers Holdings                                                   25,800             1,613,016
         Merrill Lynch & Co                                                         41,500             1,680,750
         Stilwell Financial                                                         80,000             1,456,000
=================================================================================================================
                                                                                                       5,703,316
1.33     IT CONSULTING & SERVICES
         Veridian Corp(a)                                                           70,900             1,609,430
=================================================================================================================
2.10     LIFE & HEALTH INSURANCE
         John Hancock Financial Services                                            72,100             2,537,920
=================================================================================================================
1.59     MARINE
         Tsakos Energy Navagation Ltd(a)                                           137,500             1,925,000
=================================================================================================================
2.30     MULTI-LINE INSURANCE
         Allmerica Financial                                                        60,300             2,785,860
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.22     OIL & GAS DRILLING
         GlobalSantaFe Corp                                                         20,800        $      568,880
         Noble Corp(a)                                                              23,500               907,100
=================================================================================================================
                                                                                                       1,475,980
1.17     OIL & GAS EQUIPMENT & SERVICES
         Schlumberger Ltd                                                           30,500             1,418,250
=================================================================================================================
3.67     OIL & GAS EXPLORATION & PRODUCTION
         Apache Corp                                                                35,200             2,023,296
         Kerr-McGee Corp                                                            26,900             1,440,495
         Unocal Corp                                                                26,500               978,910
=================================================================================================================
                                                                                                       4,442,701
3.05     PACKAGED FOODS
         Heinz (H J) Co                                                             32,000             1,315,200
         Kellogg Co                                                                 42,100             1,509,706
         Tasty Baking                                                               64,250               867,375
=================================================================================================================
                                                                                                       3,692,281
1.20     PAPER PACKAGING
         Temple-Inland Inc                                                          25,000             1,446,500
=================================================================================================================
2.54     PAPER PRODUCTS
         Bowater Inc                                                                30,000             1,631,100
         International Paper                                                        33,000             1,438,140
=================================================================================================================
                                                                                                       3,069,240
1.68     PERSONAL PRODUCTS
         Gillette Co                                                                60,000             2,032,200
=================================================================================================================
4.10     PHARMACEUTICALS
         Pfizer Inc                                                                 44,000             1,540,000
         Pharmacia Corp                                                             36,700             1,374,415
         Wyeth                                                                      40,000             2,048,000
=================================================================================================================
                                                                                                       4,962,415
1.65     PROPERTY & CASUALTY INSURANCE
         Travelers Property Casualty Class A Shrs(a)                               112,800             1,996,560
=================================================================================================================
1.33     PUBLISHING & PRINTING
         McGraw-Hill Cos                                                            27,000             1,611,900
=================================================================================================================
2.06     RAILROADS
         Kansas City Southern(a)                                                    60,000             1,020,000
         Norfolk Southern                                                           63,000             1,472,940
=================================================================================================================
                                                                                                       2,492,940
3.25     SEMICONDUCTORS
         Analog Devices(a)                                                          30,000               891,000
         Intel Corp                                                                 76,600             1,399,482
         Maxim Integrated Products(a)                                               12,000               459,960
         Texas Instruments                                                          50,000             1,185,000
=================================================================================================================
                                                                                                       3,935,442
1.24     SPECIALTY CHEMICALS
         Potash Corp of Saskatchewan                                                22,400             1,494,080
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.13     SYSTEMS SOFTWARE
         Microsoft Corp(a)                                                          25,000        $    1,367,500
=================================================================================================================
2.16     TELECOMMUNICATIONS EQUIPMENT
         General Motors Class H Shrs(a)                                             77,700               808,080
         Nokia Corp Sponsored ADR Representing Ord Shrs                            125,000             1,810,000
=================================================================================================================
                                                                                                       2,618,080
         TOTAL COMMON STOCKS (COST $110,419,772)                                                     109,353,826
=================================================================================================================
3.97     FIXED INCOME SECURITIES
0.93     US GOVERNMENT OBLIGATIONS
         US Treasury Notes
           6.750%, 5/15/2005                                                $      500,000               545,703
           5.875%, 11/15/2004                                               $      550,000               584,547
=================================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $1,052,300)                                 1,130,250
=================================================================================================================
3.04     CORPORATE BONDS
0.02     ALTERNATIVE CARRIERS
         Allegiance Telecom, Sr Discount Step-Up Notes, Series B
           Zero Coupon(b), 2/15/2008                                        $      220,000                24,200
=================================================================================================================
0.12     AUTOMOBILE MANUFACTURERS
         Auburn Hills Trust, Gtd Exchangeable Certificates,
           12.375%, 5/1/2020                                                $      100,000               143,444
=================================================================================================================
0.28     BROADCASTING - RADIO/TV
         Chancellor Media of Los Angeles, Sr Sub Notes, Series B,
           8.125%, 12/15/2007                                               $      350,000               341,250
=================================================================================================================
0.02     CABLE & SATELLITE OPERATORS
         Renaissance Media Group LLC, Gtd Sr Discount Step-Up Notes
           Zero Coupon(b), 4/15/2008                                        $       40,000                30,000
=================================================================================================================
0.08     DIVERSIFIED FINANCIAL SERVICES
         Verizon Global Funding, Sr Notes, 6.875%, 6/15/2012                $      100,000                98,165
=================================================================================================================
2.16     ELECTRIC UTILITIES
         Commonwealth Edison, 1st Mortgage, Series 88, 8.375%, 2/15/2023    $      100,000               105,691
         Consumers Energy, 1st & Refunding Mortgage, 7.375%, 9/15/2023      $      250,000               200,718
         El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006         $      135,000               146,730
         Indiana Michigan Power, 1st Mortgage Medium-Term Notes
           8.500%, 12/15/2022                                               $      100,000               104,631
         Jersey Central Power & Light, 1st Mortgage Sr Medium-Term Notes
           Series C, 7.980%, 2/16/2023                                      $      250,000               254,113
         New York State Electric & Gas, 1st Mortgage, 8.300%, 12/15/2022    $      200,000               204,672
         Niagara Mohawk Power, 1st Mortgage, 8.500%, 7/1/2023               $      125,000               129,867
         Potomac Edison, 1st Mortgage, 7.750%, 5/1/2025                     $      100,000               102,713
         Public Service of New Mexico, Sr Notes
           Series A, 7.100%, 8/1/2005                                       $      500,000               508,714
           Series B, 7.500%, 8/1/2018                                       $      250,000               227,870
         Texas Utilities Electric
           1st Mortgage, 8.500%, 8/1/2024                                   $      100,000               104,317
           1st Mortgage & Collateral Trust , 7.875%, 4/1/2024               $      125,000               126,970
         Union Electric, 1st Mortgage
           8.750%, 12/1/2021                                                $      120,000               126,331
           8.250%, 10/15/2022                                               $      250,000               263,966
=================================================================================================================
                                                                                                       2,607,303


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT               VALUE
-----------------------------------------------------------------------------------------------------------------
0.07     HOTELS
         Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                        $       90,000        $       87,681
=================================================================================================================
0.04     INTEGRATED TELECOMMUNICATION SERVICES
         MetroNet Communications, Sr Discount Step-Up Notes, Zero Coupon(b)
           11/1/2007                                                        $     145,000                 14,500
           6/15/2008                                                        $      255,000                29,325
=================================================================================================================
                                                                                                          43,825
0.11     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008     $      115,000               130,666
=================================================================================================================
0.04     RAILROADS
         Burlington Northern Santa Fe, Sr Notes, 5.900%, 7/1/2012           $       50,000                49,331
=================================================================================================================
0.10     WIRELESS TELECOMMUNICATION SERVICES
         Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                    $      165,000               115,500
=================================================================================================================
           TOTAL CORPORATE BONDS (Amortized Cost $4,286,238)                                           3,671,365
=================================================================================================================
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $5,338,538)                                     4,801,615
=================================================================================================================
5.65     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $6,837,082 (Collateralized by
           Fannie Mae, Benchmark Notes, due 8/15/2004 at 6.500%,
           value $6,983,695) (Cost $6,836,000)                              $    6,836,000             6,836,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $122,594,310)                                                                      $  120,991,441
=================================================================================================================

(a)  Security is non-income producing.

(b)  Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                     CORE EQUITY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $    122,594,310
=================================================================================================================
   At Value(a)                                                                                  $    120,991,441
Cash                                                                                                      12,843
Receivables:
   Fund Shares Sold                                                                                       65,447
   Dividends and Interest                                                                                171,939
Prepaid Expenses and Other Assets                                                                            893
=================================================================================================================
TOTAL ASSETS                                                                                         121,242,563
=================================================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                                                       48,118
Accrued Expenses and Other Payables                                                                       13,074
=================================================================================================================
TOTAL LIABILITIES                                                                                         61,192
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    121,181,371
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    129,166,389
Accumulated Undistributed Net Investment Income                                                        2,260,745
Accumulated Undistributed Net Realized Loss on Investment Securities                                  (8,642,894)
Net Depreciation of Investment Securities                                                             (1,602,869)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    121,181,371
=================================================================================================================
Shares Outstanding                                                                                     7,082,658
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          17.11
=================================================================================================================

(a)  Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $6,836,000.

(b)  The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
     $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                     CORE EQUITY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        895,914
Dividends from Affiliated Investment Companies                                                             3,764
Interest                                                                                                 440,647
   Foreign Taxes Withheld                                                                                 (9,915)
=================================================================================================================
   TOTAL INCOME                                                                                        1,330,410
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 488,810
Administrative Services Fees                                                                             177,713
Custodian Fees and Expenses                                                                                9,824
Directors' Fees and Expenses                                                                               7,655
Professional Fees and Expenses                                                                            10,154
Registration Fees and Expenses                                                                               272
Reports to Shareholders                                                                                   12,828
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             4,968
=================================================================================================================
   TOTAL EXPENSES                                                                                        714,724
   Fees and Expenses Paid Indirectly                                                                        (146)
=================================================================================================================
      NET EXPENSES                                                                                       714,578
=================================================================================================================
NET INVESTMENT INCOME                                                                                    615,832
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                                            (3,115,919)
Change in Net Appreciation/Depreciation of Investment Securities                                      (8,322,754)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                                                    (11,438,673)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $    (10,822,841)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $         615,832   $      1,648,731
Net Realized Loss                                                                  (3,115,919)        (5,488,539)
Change in Net Appreciation/Depreciation                                            (8,322,754)        (8,451,317)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (10,822,841)       (12,291,125)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0         (1,470,793)
Net Realized Gain on Investment Securities                                                  0           (447,067)
=================================================================================================================
TOTAL DISTRIBUTIONS                                                                         0         (1,917,860)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                      18,161,690         45,110,050
Reinvestment of Distributions                                                               0          1,917,860
=================================================================================================================
                                                                                   18,161,690         47,027,910
Amounts Paid for Repurchases of Shares                                            (19,911,251)       (25,747,756)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (1,749,561)        21,280,154
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (12,572,402)         7,071,169
NET ASSETS
Beginning of Period                                                               133,753,773        126,682,604
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $2,260,745 and $1,644,913, respectively)        $     121,181,371   $    133,753,773
=================================================================================================================

                 --------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                           987,146          2,331,864
Shares Issued from Reinvestment of Distributions                                            0            103,454
=================================================================================================================
                                                                                      987,146          2,435,318
Shares Repurchased                                                                 (1,101,370)        (1,356,668)
=================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                               (114,224)         1,078,650
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund; the "Fund", presented herein), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. Effective April 1, 2002, Equity Income Fund's name changed to INVESCO Variable Investment Funds, Inc. - Core Equity Fund. The investment objective of the Fund is to seek the best possible current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange revailing when accrued.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2002, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

Cost of Investments for Tax Purposes                            $  122,736,917
                                                               ================
Gross Tax Unrealized Appreciation on Investments                $   11,288,713
Gross Tax Unrealized Depreciation on Investments                   (13,034,189)
                                                               ----------------
Net Tax Depreciation on Investments                             $   (1,745,476)
                                                               ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $29,258,797 and $24,416,618, respectively. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $0 and $5,859,956, respectively.

NOTE 4 - TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $368. Unfunded accrued pension costs of $0 and pension liability of $4,414 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the six months ended June 30, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                             REALIZED
                                                                 GAIN
                  PURCHASES                 SALES           (LOSS) ON
               ------------------------------------------  INVESTMENT   VALUE AT
AFFILIATE      SHARES     COST      SHARES       PROCEEDS  SECURITIES  6/30/2002
--------------------------------------------------------------------------------
INVESCO
  Treasurer's
  Series Money
  Market Fund     270   $  270   6,129,702   $  6,129,702           -          -

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statment of Operations.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permits it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                                ENDED
                                              JUNE 30                                    YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                 2002          2001          2000          1999          1998          1997
                                            UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period     $     18.58     $   20.71     $   21.01     $   18.61     $   17.04     $   14.33
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.09          0.20          0.23          0.26          0.33          0.30
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (1.56)        (2.06)         0.72          2.50          2.23          3.71
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                (1.47)        (1.86)         0.95          2.76          2.56          4.01
============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income             0.00          0.21          0.02          0.25          0.32          0.29
Distributions from Capital Gains                 0.00          0.06          1.23          0.11          0.67          1.01
============================================================================================================================
TOTAL DISTRIBUTIONS                              0.00          0.27          1.25          0.36          0.99          1.30
============================================================================================================================
Net Asset Value - End of Period           $     17.11     $   18.58     $   20.71     $   21.01     $   18.61     $   17.04
============================================================================================================================

TOTAL RETURN(a)                                (7.91%)(b)    (8.97%)        4.87%        14.84%        15.30%        28.17%

RATIOS
Net Assets - End of Period ($000 Omitted) $   121,181     $ 133,754     $ 126,683     $  79,893     $  60,346     $  40,093
Ratio of Expenses to Average Net
   Assets(c)(d)                                 0.54%(b)      1.09%         1.08%         1.05%         0.93%         0.91%
Ratio of Net Investment Income to
   Average Net Assets(d)                        0.47%(b)      1.27%         1.37%         1.38%         1.98%         2.18%
Portfolio Turnover Rate                           24%(b)        29%           69%           86%           73%           87%

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, and 0.97%, respectively, and ratio of net investment income to average net assets would have been 1.98%, and 2.12%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S90   9361  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-DYNAMICS FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - DYNAMICS FUND

This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Dynamics Fund           Russell Midcap Growth Index(2)

8/97        $10,000                       $10,000
6/98        $12,180                       $11,430
6/99        $14,850                       $13,751
6/00        $21,823                       $20,433
6/01        $14,992                       $13,995
6/02        $9,774                        $10,309


For the six-month period ended June 30, 2002, the value of VIF-Dynamics Fund shares declined by 23.37%, underperforming the Russell Midcap Growth Index, which declined 19.70% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

-----------------------------------------------------
                    VIF-DYNAMICS FUND
     AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                       (34.80%)
-----------------------------------------------------
3 years                                      (13.01%)
-----------------------------------------------------
Since inception (8/97)                        (0.47%)
-----------------------------------------------------

We entered the period with the fund positioned somewhat aggressively, believing that investors would bid stocks higher as the economy improved. Although the economy has continued its recovery, investor sentiment remained extremely poor, and our strategy hindered performance. Rising uncertainty -- whether its source was the economy, geopolitical tensions or corporate accounting fears -- made investors quite risk averse during the first half of the year. As such, money generally rotated out of investments believed to be more aggressive and into those deemed more defensive. This trend helped bonds at the expense of stocks, and value stocks at the expense of growth stocks.

Perhaps no sector was hurt more by the deteriorating sentiment than technology. During the period, the group's fundamentals remained depressed and negative earnings pre-announcements were common. Disappointments included PeopleSoft Inc and Nvidia Corp. The fund also experienced poor performance from its telecommunications stocks.

Meanwhile, the fund's consumer staples holdings performed well, benefiting from the market's preference for companies with relatively stable financial results. Energy also contributed positively to performance, supported by decreasing inventories of the underlying commodities.

While unnerving headlines dominated investor attention during the period, data revealed the economy continued to take steps toward recovery. Although risks exist, we believe the economy is on track to show healthy growth during the year. In our opinion, it is simply a matter of time before corporate profits start to reflect that improvement. Indeed, we think the second half of the year will witness upward corporate profit revisions and positive earnings surprises.

With this in mind, we continue to favor opportunities that we believe are best positioned to capitalize on the turn. We have maintained our overweight exposure to energy and consumer discretionary stocks, and have recalibrated our overweight financial services exposure, reducing the emphasis on market-sensitive financials. The fund also remains overweight in technology, as we believe the stronger companies in the sector continue to offer compelling long-term growth prospects, yet trade near the bottom of their historical price ranges. In our view, these values fully reflect extreme pessimism, and thus represent attractive risk/reward opportunities.

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
90.49    COMMON STOCKS & WARRANTS
2.00     ADVERTISING
         Lamar Advertising Class A Shrs(a)                                          39,500        $    1,469,795
         Omnicom Group                                                              19,130               876,154
         WPP Group PLC                                                              38,460               324,780
=================================================================================================================
                                                                                                       2,670,729
0.82     AEROSPACE & DEFENSE
         L-3 Communications Holdings(a)                                             20,200             1,090,800
=================================================================================================================
0.05     ALTERNATIVE CARRIERS
         Time Warner Telecom Class A Shrs(a)(b)                                     42,180                70,862
=================================================================================================================
0.13     APPAREL & ACCESSORIES
         Polo Ralph Lauren Class A Shrs(a)                                           7,800               174,720
=================================================================================================================
0.60     APPAREL RETAIL
         Limited Brands                                                             37,700               803,010
=================================================================================================================
5.45     APPLICATION SOFTWARE
         BEA Systems(a)                                                            113,900             1,071,799
         Check Point Software Technologies Ltd(a)                                   27,700               375,612
         Intuit Inc(a)                                                              40,720             2,024,598
         Mercury Interactive(a)                                                     37,220               854,571
         PeopleSoft Inc(a)                                                          59,900               891,312
         Quest Software(a)                                                          29,800               432,994
         Rational Software(a)                                                       53,500               439,235
         Siebel Systems(a)                                                          70,440             1,001,657
         TIBCO Software(a)                                                          31,200               173,472
=================================================================================================================
                                                                                                       7,265,250
2.72     BANKS
         Banknorth Group                                                            26,100               679,122
         National Commerce Financial                                                15,300               402,390
         Northern Trust                                                             24,680             1,087,401
         Synovus Financial                                                          28,200               776,064
         TCF Financial                                                              14,000               687,400
=================================================================================================================
                                                                                                       3,632,377
1.37     BIOTECHNOLOGY
         Gilead Sciences(a)                                                         29,100               956,808
         IDEC Pharmaceuticals(a)                                                    24,500               868,525
=================================================================================================================
                                                                                                       1,825,333
2.59     BROADCASTING - RADIO/TV
         Cox Radio Class A Shrs(a)                                                  22,300               537,430


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Entercom Communications(a)                                                 21,100        $      968,490
         Univision Communications Class A Shrs(a)                                   36,700             1,152,380
         Westwood One(a)                                                            23,600               788,712
=================================================================================================================
                                                                                                       3,447,012
2.09     CABLE & SATELLITE OPERATORS
         Cablevision Systems-Rainbow Media Group(a)                                 37,719               330,041
         EchoStar Communications Class A Shrs(a)                                    48,180               894,221
         USA Interactive(a)                                                         66,420             1,557,549
=================================================================================================================
                                                                                                       2,781,811
2.40     CASINOS & GAMING
         Harrah's Entertainment(a)                                                  50,840             2,254,754
         MGM MIRAGE(a)                                                              27,920               942,300
=================================================================================================================
                                                                                                       3,197,054
1.59     COMPUTER & ELECTRONICS RETAIL
         Best Buy(a)                                                                22,500               816,750
         CDW Computer Centers(a)                                                    27,900             1,305,999
=================================================================================================================
                                                                                                       2,122,749
2.35     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          59,360             1,037,613
         Emulex Corp(a)                                                             20,400               459,204
         Lexmark International Class A Shrs(a)                                      10,700               582,080
         Network Appliance (a)                                                      84,200             1,047,448
=================================================================================================================
                                                                                                       3,126,345
1.86     CONSUMER FINANCE
         Capital One Financial                                                      20,800             1,269,840
         SLM Corp                                                                   12,500             1,211,250
=================================================================================================================
                                                                                                       2,481,090
0.85     DATA PROCESSING SERVICES
         Paychex Inc                                                                36,375             1,138,174
=================================================================================================================
0.70     DEPARTMENT STORES
         Kohl's Corp(a)                                                             13,400               939,072
=================================================================================================================
0.05     DIVERSIFIED COMMERCIAL SERVICES
         Hewitt Associates(a)                                                        2,700                62,910
=================================================================================================================
1.91     DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                                      14,100               947,520
         Edwards (A G) Inc                                                          13,800               536,406
         Neuberger Berman                                                           18,100               662,460
         SEI Investments                                                            14,220               400,577
=================================================================================================================
                                                                                                       2,546,963
1.05     EDUCATION SERVICES
         Apollo Group Class A Shrs(a)                                               24,450               963,574
         Career Education(a)                                                         9,700               436,500
=================================================================================================================
                                                                                                       1,400,074


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.38     ELECTRICAL COMPONENTS & EQUIPMENT
         Molex Inc                                                                  30,737        $    1,030,612
         SPX Corp(a)                                                                 6,900               810,750
=================================================================================================================
                                                                                                       1,841,362
1.77     ELECTRONIC EQUIPMENT & INSTRUMENTS
         AVX Corp                                                                   17,200               280,876
         Celestica Inc(a)                                                           25,500               579,105
         Flextronics International Ltd(a)                                           37,980               270,797
         Tech Data(a)                                                               32,600             1,233,910
=================================================================================================================
                                                                                                       2,364,688
1.06     EMPLOYMENT SERVICES
         Robert Half International(a)                                               60,700             1,414,310
=================================================================================================================
0.24     HEALTH CARE DISTRIBUTORS & SERVICES
         McKesson Corp                                                               9,600               313,920
=================================================================================================================
4.07     HEALTH CARE EQUIPMENT
         Laboratory Corp of America Holdings(a)                                     35,000             1,597,750
         St Jude Medical(a)                                                         19,500             1,440,075
         Varian Medical Systems(a)                                                  28,800             1,167,840
         Zimmer Holdings(a)                                                         34,400             1,226,704
=================================================================================================================
                                                                                                       5,432,369
0.67     HEALTH CARE SUPPLIES
         Alcon Inc(a)                                                               26,200               897,350
=================================================================================================================
0.37     HOTELS
         Hotels.com Class A Shrs(a)                                                 11,700               494,091
=================================================================================================================
0.54     INDUSTRIAL GASES
         Praxair Inc                                                                12,700               723,519
=================================================================================================================
3.38     INDUSTRIAL MACHINERY
         Danaher Corp                                                               16,100             1,068,235
         Eaton Corp                                                                 12,600               916,650
         Illinois Tool Works                                                        13,700               935,710
         ITT Industries                                                              9,200               649,520
         Parker-Hannifin Corp                                                       19,700               941,463
=================================================================================================================
                                                                                                       4,511,578
0.38     INTEGRATED OIL & GAS
         Murphy Oil                                                                  6,100               503,250
=================================================================================================================
1.55     INTERNET RETAIL
         eBay Inc(a)                                                                33,500             2,064,270
=================================================================================================================
1.36     INTERNET SOFTWARE & SERVICES
         Expedia Inc(a)                                                             25,600             1,517,824
         Expedia Inc Warrants (Exp 2009)(a)                                          5,433               157,557
         webMethods Inc(a)                                                          14,400               142,560
=================================================================================================================
                                                                                                       1,817,941
3.99     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Bear Stearns                                                               12,800               783,360
         E*TRADE Group(a)                                                          103,000               562,380


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Eaton Vance                                                                18,300        $      570,960
         Federated Investors Class B Shrs                                           17,500               604,975
         Investment Technology Group(a)                                             16,100               526,470
         Legg Mason                                                                 28,000             1,381,520
         Lehman Brothers Holdings                                                   14,240               890,285
=================================================================================================================
                                                                                                       5,319,950
0.88     INVESTMENT COMPANIES
         Nasdaq-100 Trust Series 1 Shrs(a)                                          45,000             1,173,150
=================================================================================================================
3.15     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)                               19,000               902,120
         BISYS Group(a)                                                             44,600             1,485,180
         KPMG Consulting(a)                                                         86,500             1,285,390
         SunGard Data Systems(a)                                                    20,000               529,600
=================================================================================================================
                                                                                                       4,202,290
2.37     LIFE & HEALTH INSURANCE
         John Hancock Financial Services                                            18,200               640,640
         Nationwide Financial Services Class A Shrs                                 33,300             1,315,350
         Principal Financial Group(a)                                               38,600             1,196,600
=================================================================================================================
                                                                                                       3,152,590
1.32     MANAGED HEALTH CARE
         First Health Group(a)                                                      44,800             1,256,192
         WellPoint Health Networks(a)                                                6,500               505,765
=================================================================================================================
                                                                                                       1,761,957
0.99     MOVIES & ENTERTAINMENT
         Blockbuster Inc Class A Shrs                                               24,700               664,430
         Metro-Goldwyn-Mayer Inc(a)                                                 55,700               651,690
=================================================================================================================
                                                                                                       1,316,120
0.75     NETWORKING EQUIPMENT
         Extreme Networks(a)                                                        92,960               908,219
         Finisar Corp(a)(b)                                                         36,400                86,268
=================================================================================================================
                                                                                                         994,487
1.24     OIL & GAS DRILLING
         GlobalSantaFe Corp                                                          8,800               240,680
         Nabors Industries Ltd(a)                                                   16,800               593,040
         Noble Corp(a)                                                              21,300               822,180
=================================================================================================================
                                                                                                       1,655,900
3.76     OIL & GAS EQUIPMENT & SERVICES
         BJ Services(a)                                                             43,600             1,477,168
         Cooper Cameron(a)                                                          31,175             1,509,494
         Smith International(a)                                                     29,650             2,021,834
=================================================================================================================
                                                                                                       5,008,496
1.84     OIL & GAS EXPLORATION & PRODUCTION
         Apache Corp                                                                18,211             1,046,768
         Kerr-McGee Corp                                                            14,800               792,540


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Pioneer Natural Resources(a)                                               23,500        $      612,175
=================================================================================================================
                                                                                                       2,451,483
0.25     PERSONAL PRODUCTS
         Estee Lauder Class A Shrs                                                   9,300               327,360
=================================================================================================================
6.04     PHARMACEUTICALS
         Allergan Inc                                                               24,700             1,648,725
         AmerisourceBergen Corp                                                     26,214             1,992,264
         Forest Laboratories(a)                                                     38,200             2,704,560
         Teva Pharmaceutical Industries Ltd Sponsored ADR
           Representing Ord Shrs                                                    25,500             1,702,890
=================================================================================================================
                                                                                                       8,048,439
0.15     REINSURANCE
         RenaissanceRe Holdings Ltd                                                  5,600               204,960
=================================================================================================================
1.30     RESTAURANTS
         CBRL Group                                                                 40,200             1,226,904
         Starbucks Corp(a)                                                          20,100               499,485
=================================================================================================================
                                                                                                       1,726,389
2.53     SEMICONDUCTOR EQUIPMENT
         ASML Holding NV New York Registered Shrs(a)                                28,300               427,896
         KLA-Tencor Corp(a)                                                         23,700             1,042,563
         Lam Research(a)                                                            25,500               458,490
         Novellus Systems(a)                                                        23,000               782,000
         Teradyne Inc(a)                                                            28,100               660,350
=================================================================================================================
                                                                                                       3,371,299
8.63     SEMICONDUCTORS
         Altera Corp(a)                                                             69,280               942,208
         Analog Devices(a)                                                          27,500               816,750
         Applied Micro Circuits(a)                                                  30,600               144,738
         Atmel Corp(a)                                                              43,100               269,806
         Broadcom Corp Class A Shrs(a)                                              21,100               370,094
         Cypress Semiconductor(a)                                                   46,700               708,906
         Fairchild Semiconductor International Class A Shrs(a)                      26,000               631,800
         Integrated Device Technology(a)                                            22,100               400,894
         Linear Technology                                                          39,380             1,237,713
         LSI Logic(a)                                                               27,500               240,625
         Maxim Integrated Products(a)                                               29,460             1,129,202
         Microchip Technology(a)                                                    60,682             1,664,507
         Micron Technology(a)                                                       14,800               299,256
         National Semiconductor(a)                                                  29,900               872,183
         QLogic Corp(a)                                                             19,400               739,140
         RF Micro Devices(a)                                                        51,900               395,478
         Vitesse Semiconductor(a)                                                   19,820                61,640


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Xilinx Inc(a)                                                              25,890        $      580,713
=================================================================================================================
                                                                                                      11,505,653
0.66     SPECIALTY STORES
         Barnes & Noble Inc(a)                                                       6,500               171,795
         Office Depot(a)                                                            33,700               566,160
         Staples Inc(a)                                                              7,200               141,840
=================================================================================================================
                                                                                                         879,795
2.90     SYSTEMS SOFTWARE
         Adobe Systems                                                              40,200             1,145,700
         Networks Associates(a)                                                     12,900               248,583
         Symantec Corp(a)                                                           44,400             1,458,540
         VERITAS Software(a)                                                        51,400             1,017,206
=================================================================================================================
                                                                                                       3,870,029
0.20     TELECOMMUNICATIONS EQUIPMENT
         Polycom Inc(a)                                                             22,100               264,979
=================================================================================================================
0.19     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Partners Class A Shrs(a)                                            85,650               257,807
=================================================================================================================
         TOTAL COMMON STOCKS & WARRANTS (Cost $127,471,800)                                          120,648,116
=================================================================================================================
9.51     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $12,680,007 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $12,951,779) (Cost $12,678,000)                    $   12,678,000            12,678,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $140,149,800)                                                                      $  133,326,116
=================================================================================================================

(a) Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at June 30, 2002.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                        DYNAMICS
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $    140,149,800
=================================================================================================================
   At Value(a)                                                                                  $    133,326,116
Cash                                                                                                       1,234
Receivables:
   Investment Securities Sold                                                                          1,386,807
   Fund Shares Sold                                                                                    1,509,577
   Dividends and Interest                                                                                 40,851
Other Investments (Note 5)                                                                               186,058
Prepaid Expenses and Other Assets                                                                          1,668
=================================================================================================================
TOTAL ASSETS                                                                                         136,452,311
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                     1,461,285
   Fund Shares Repurchased                                                                             2,634,779
   Securities Loaned                                                                                     186,058
Accrued Expenses and Other Payables                                                                        6,660
=================================================================================================================
TOTAL LIABILITIES                                                                                      4,288,782
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    132,163,529
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    265,495,264
Accumulated Undistributed Net Investment Loss                                                           (641,911)
Accumulated Undistributed Net Realized Loss on Investment Securities
   and Foreign Currency Transactions                                                                (125,866,514)
Net Depreciation of Investment Securities and Foreign Currency Transactions                           (6,823,310)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    132,163,529
=================================================================================================================
Shares Outstanding                                                                                    13,752,985
NET ASSET VALUE, Offering and Redemption Price per Share                                        $           9.61
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $12,678,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED


                                                                                                        DYNAMICS
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        181,190
Interest                                                                                                  69,712
Securities Loaned Income                                                                                     940
   Foreign Taxes Withheld                                                                                 (1,058)
=================================================================================================================
   TOTAL INCOME                                                                                          250,784
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 607,617
Administrative Services Fees                                                                             219,691
Custodian Fees and Expenses                                                                               22,697
Directors' Fees and Expenses                                                                               8,365
Interest Expenses                                                                                          2,887
Professional Fees and Expenses                                                                            10,621
Registration Fees and Expenses                                                                               868
Reports to Shareholders                                                                                   12,963
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             3,512
=================================================================================================================
   TOTAL EXPENSES                                                                                        891,721
   Fees and Expenses Paid Indirectly                                                                        (224)
=================================================================================================================
     NET EXPENSES                                                                                        891,497
=================================================================================================================
NET INVESTMENT LOSS                                                                                     (640,713)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on:
   Investment Securities                                                                             (44,269,871)
   Foreign Currency Transactions                                                                         (30,198)
=================================================================================================================
     Total Net Realized Loss                                                                         (44,300,069)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                               3,754,633
   Foreign Currency Transactions                                                                          49,169
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                    3,803,802
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                                                                 (40,496,267)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $    (41,136,980)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
DYNAMICS FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $        (640,713)  $       (843,365)
Net Realized Loss                                                                 (44,300,069)       (67,584,581)
Change in Net Appreciation/Depreciation                                             3,803,802          3,632,829
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (41,136,980)       (64,795,117)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                     496,350,372        829,810,510
Amounts Paid for Repurchases of Shares                                           (497,765,495)      (760,909,302)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (1,415,123)        68,901,208
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (42,552,103)         4,106,091
NET ASSETS
Beginning of Period                                                               174,715,632        170,609,541
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($641,911) and ($1,198), respectively)            $     132,163,529   $    174,715,632
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                        42,524,009         62,830,298
Shares Repurchased                                                                (42,700,446)       (58,272,013)
=================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                               (176,437)         4,558,285
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund (the "Fund", presented herein), Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek appreciation of capital. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                   $  154,422,318
                                                           ================
     Gross Tax Unrealized Appreciation on Investments       $   12,770,473
     Gross Tax Unrealized Depreciation on Investments          (33,866,675)
                                                           ----------------
     Net Tax Depreciation on Investments                    $  (21,096,202)
                                                           ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital and currency losses of $1,889,804 to the year ended December 31, 2002.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $80,652,005 and $103,109,488, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $269. Unfunded accrued pension costs of $0 and pension liability of $1,434 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, the Fund had on loan securities valued at $150,019. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, the Fund borrowed cash at a weighted average rate of 2.03%, and interest expenses amounted to $2,887. During that same period there were no such lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS                                                       PERIOD
                                                 ENDED                                                        ENDED
                                               JUNE 30                YEAR ENDED DECEMBER 31               DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
                                                  2002            2001          2000        1999         1998      1997(a)
                                             UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period       $    12.54      $    18.21   $    18.90   $    12.15   $    10.34   $    10.00
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                  (0.05)          (0.00)       (0.00)        0.00        (0.00)        0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                (2.88)          (5.67)       (0.67)        6.75         1.98         0.32
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (2.93)          (5.67)       (0.67)        6.75         1.98         0.34
==============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)           0.00            0.00         0.00         0.00         0.02         0.00
Distributions from Capital Gains                  0.00            0.00         0.02         0.00         0.15         0.00
==============================================================================================================================
TOTAL DISTRIBUTIONS                               0.00            0.00         0.02         0.00         0.17         0.00
==============================================================================================================================
Net Asset Value - End of Period             $     9.61      $    12.54  $     18.21   $    18.90   $    12.15   $    10.34
==============================================================================================================================

TOTAL RETURN(d)                                (23.37%)(e)     (31.14%)      (3.55%)      55.60%       19.35%        3.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)   $  132,164      $  174,716   $  170,610   $   29,667   $      308   $      257
Ratio of Expenses to Average Net Assets(f)(g)     0.55%(e)       1.08%        1.09%        1.26%        1.45%        0.52%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                        (0.39%)(e)      (0.54%)      (0.24%)       0.04%       (0.64%)       0.63%(h)
Portfolio Turnover Rate                            52%(e)          62%          58%          70%          55%          28%(e)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 2000,
    1999 and 1998.

(c) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31,
    1999.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and
    34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%),
    (0.95%), (13.95%) and (33.03%) (annualized), respectively.

(h) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                 INVESCO KNOWS(R)












[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S11  9363  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-FINANCIAL SERVICES FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-FINANCIAL SERVICES FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - FINANCIAL SERVICES FUND

This line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Financials Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


         VIF - Financial Services
               Fund                   S&P 500 Index(2)   S&P Financials Index(2)

9/99           $10,000                $10,000            $10,000
6/00           $11,080                $11,438            $10,810
6/01           $13,272                $9,743             $13,327
6/02           $12,011                $7,991             $11,921


For the six-month period ended June 30, 2002, the value of your shares decreased 3.78%, outperforming both the S&P 500 Index, which lost 13.16% during the same period, and the S&P Financials Index, which fell 4.25%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Along with the rest of the market, financial services stocks endured a difficult first half, but this sector fared better than many others. This was due to solid returns from a number of more defensive financial stocks, which were generally rewarded for their steadfast and relatively predictable businesses. Select regional banks, thrifts, and insurance brokers, for example, managed to gain ground. On the other hand, many financial companies with strong ties to the capital markets, such as brokerage houses and investment banks, declined.

------------------------------------------------------
                VIF-FINANCIAL SERVICES FUND
      AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                         (9.50%)
------------------------------------------------------
Since inception (9/99)                          6.82%
------------------------------------------------------

In keeping with these trends, we saw strong performance from Wells Fargo & Co and Fifth Third Bancorp, two quality banking names that continued to grow their top-line earnings during the period. Another bright spot for the fund was financial guarantee insurer Ambac Financial Group, which posted an impressive return thanks to a powerful combination of low interest rates, high debt issuance, and strong demand fueled by credit concerns.

On a negative note, the fund's minimal position in thrifts hampered performance. Meanwhile, we saw holdings like Goldman Sachs Group, Citigroup Inc -- which has investment banking exposure through its Salomon Smith Barney subsidiary -- and Merrill Lynch falter. With many investors staying on the sidelines during the first half, these companies' brokerage businesses were not as productive as they tend to be under more favorable conditions. Furthermore, the New York State Attorney General's lawsuit against Merrill Lynch fueled questions regarding the objectivity of brokerage firms' investment analysis, causing the market to punish most related stocks during the period.

In terms of portfolio positioning, in the first half of the year we reduced the fund's exposure to stocks sensitive to the volatility that has prevailed in the capital markets, while adding to more credit-sensitive holdings. This latter group, in our opinion, is better positioned at present, since it can benefit simply from a normalization of the credit cycle and is not as dependent on the stock market's performance to boost earnings. We also trimmed our stake in property/casualty insurers during the period, as these firms have already benefited nicely from price increases and, going forward, could cycle lower again.

Our overall strategy, however, remains unchanged: We are committed to seeking high-quality growth companies poised to see improvement in a healthier economy. Diversification across the financial services sector continues to be a top priority as well.

FUND MANAGEMENT

JOSEPH W. SKORNICKA, CFA
Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
98.25    COMMON STOCKS
37.76    BANKS
         Bank of America                                                           140,000        $    9,850,400
         Bank of New York                                                           87,275             2,945,531
         Bank One                                                                  109,900             4,228,952
         Comerica Inc                                                                8,300               509,620
         Commerce Bancorp                                                           39,700             1,754,740
         Credit Suisse Group(a)                                                     46,800             1,485,789
         Fifth Third Bancorp                                                       142,425             9,492,626
         Greater Bay Bancorp                                                        50,100             1,541,076
         Hibernia Corp Class A Shrs                                                 30,300               599,637
         Huntington Bancshares                                                      33,400               648,628
         Investors Financial Services                                               75,200             2,522,208
         National Commerce Financial                                               107,800             2,835,140
         Northern Trust                                                             51,800             2,282,308
         Synovus Financial                                                         101,700             2,798,784
         TCF Financial                                                             122,900             6,034,390
         UBS AG(a)                                                                  21,500             1,072,635
         UnionBanCal Corp                                                           24,300             1,138,455
         US Bancorp                                                                 57,300             1,337,955
         Wells Fargo & Co                                                          195,050             9,764,203
         Zions Bancorp                                                              36,300             1,891,230
=================================================================================================================
                                                                                                      64,734,307
7.21     CONSUMER FINANCE
         Capital One Financial                                                      83,200             5,079,360
         Freddie Mac                                                                75,450             4,617,540
         SLM Corp                                                                   27,500             2,664,750
=================================================================================================================
                                                                                                      12,361,650
16.44    DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                                      93,900             6,310,080
         American Express                                                          104,300             3,788,176
         Citigroup Inc                                                             226,140             8,762,925
         JP Morgan Chase & Co                                                      153,460             5,205,363
         New York Community Bancorp                                                 33,500               907,850
         SEI Investments                                                            29,300               825,381
         State Street                                                               53,400             2,386,980
=================================================================================================================
                                                                                                      28,186,755
4.62     INSURANCE BROKERS
         Gallagher (Arthur J) & Co                                                  82,700             2,865,555
         Marsh & McLennan                                                           52,360             5,057,976
=================================================================================================================
                                                                                                       7,923,531


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
14.77    INVESTMENT ADVISER/BROKER DEALER SERVICES
         Affiliated Managers Group(a)                                               15,300        $      940,950
         E*TRADE Group(a)                                                          116,700               637,182
         Eaton Vance                                                                37,900             1,182,480
         Federated Investors Class B Shrs                                           77,200             2,668,804
         Goldman Sachs Group                                                        85,100             6,242,085
         Investment Technology Group(a)                                             21,800               712,860
         Legg Mason                                                                 35,800             1,766,372
         Lehman Brothers Holdings                                                   77,200             4,826,544
         Merrill Lynch & Co                                                        148,300             6,006,150
         Schwab (Charles) Corp                                                      29,900               334,880
=================================================================================================================
                                                                                                      25,318,307
0.93     IT CONSULTING & SERVICES
         BISYS Group(a)                                                             16,200               539,460
         SunGard Data Systems(a)                                                    39,700             1,051,256
=================================================================================================================
                                                                                                       1,590,716
2.99     LIFE & HEALTH INSURANCE
         John Hancock Financial Services                                            14,500               510,400
         Nationwide Financial Services Class A Shrs                                 71,300             2,816,350
         Principal Financial Group(a)                                               57,900             1,794,900
=================================================================================================================
                                                                                                       5,121,650
8.31     MULTI-LINE INSURANCE
         American International Group                                               78,750             5,373,113
         Hartford Financial Services Group                                          72,200             4,293,734
         Radian Group                                                               93,600             4,572,360
=================================================================================================================
                                                                                                      14,239,207
2.25     PROPERTY & CASUALTY INSURANCE
         SAFECO Corp                                                                47,400             1,464,186
         Travelers Property Casualty Class A Shrs(a)                               135,300             2,394,810
=================================================================================================================
                                                                                                       3,858,996
0.70     REAL ESTATE INVESTMENT TRUSTS
         iStar Financial                                                            41,800             1,191,300
=================================================================================================================
2.27     REINSURANCE
         RenaissanceRe Holdings Ltd                                                106,500             3,897,900
=================================================================================================================
         TOTAL COMMON STOCKS (Cost $161,397,869)                                                     168,424,319
=================================================================================================================
1.75     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $3,005,476 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $3,074,136) (Cost $3,005,000)                      $    3,005,000             3,005,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $164,402,869)                                                                      $  171,429,319
=================================================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED


                                                                                                       FINANCIAL
                                                                                                        SERVICES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $    164,402,869
=================================================================================================================
   At Value(a)                                                                                  $    171,429,319
Cash                                                                                                       1,094
Foreign Currency (Cost $10,101)                                                                           10,809
Receivables:
   Investment Securities Sold                                                                          2,440,760
   Fund Shares Sold                                                                                      568,266
   Dividends and Interest                                                                                189,366
Prepaid Expenses and Other Assets                                                                            341
=================================================================================================================
TOTAL ASSETS                                                                                         174,639,955
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                       119,411
   Fund Shares Repurchased                                                                             1,130,805
Accrued Expenses and Other Payables                                                                        9,768
=================================================================================================================
TOTAL LIABILITIES                                                                                      1,259,984
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    173,379,971
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    186,527,130
Accumulated Undistributed Net Investment Income                                                        1,290,037
Accumulated Undistributed Net Realized Loss on Investment Securities
   and Foreign Currency Transactions                                                                 (21,464,588)
Net Appreciation of Investment Securities and Foreign Currency Transactions                            7,027,392
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    173,379,971
=================================================================================================================
Shares Outstanding                                                                                    14,511,732
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          11.95
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $3,005,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED


                                                                                                       FINANCIAL
                                                                                                        SERVICES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $      1,302,919
Interest                                                                                                  67,239
   Foreign Taxes Withheld                                                                                 (2,813)
=================================================================================================================
   TOTAL INCOME                                                                                        1,367,345
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 705,737
Administrative Services Fees                                                                             254,360
Custodian Fees and Expenses                                                                               17,983
Directors' Fees and Expenses                                                                               8,756
Professional Fees and Expenses                                                                            10,308
Registration Fees and Expenses                                                                               623
Reports to Shareholders                                                                                    5,398
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             4,298
=================================================================================================================
   TOTAL EXPENSES                                                                                      1,009,963
   Fees and Expenses Paid Indirectly                                                                        (242)
=================================================================================================================
      NET EXPENSES                                                                                     1,009,721
=================================================================================================================
NET INVESTMENT INCOME                                                                                    357,624
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                                              (2,944,917)
   Foreign Currency Transactions                                                                         166,865
=================================================================================================================
      Total Net Realized Loss                                                                         (2,778,052)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                              (6,034,790)
   Foreign Currency Transactions                                                                         250,032
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                   (5,784,758)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                                                                  (8,562,810)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (8,205,186)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $         357,624   $        933,042
Net Realized Loss                                                                  (2,778,052)       (16,307,036)
Change in Net Appreciation/Depreciation                                            (5,784,758)       (14,251,799)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (8,205,186)       (29,625,793)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0           (614,142)
Net Realized Gain on Investment Securities and
   Foreign Currency Transactions                                                            0           (162,480)
=================================================================================================================
TOTAL DISTRIBUTIONS                                                                         0           (776,622)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                      89,129,027        188,065,015
Reinvestment of Distributions                                                               0            776,622
=================================================================================================================
                                                                                   89,129,027        188,841,637
Amounts Paid for Repurchases of Shares                                            (90,628,205)      (195,670,794)
=================================================================================================================
NET DECREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (1,499,178)        (6,829,157)
=================================================================================================================
TOTAL DECREASE IN NET ASSETS                                                       (9,704,364)       (37,231,572)
NET ASSETS
Beginning of Period                                                               183,084,335        220,315,907
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $1,290,037 and $932,413, respectively)          $     173,379,971   $    183,084,335
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                         7,119,882         14,599,103
Shares Issued from Reinvestment of Distributions                                            0             62,694
=================================================================================================================
                                                                                    7,119,882         14,661,797
Shares Repurchased                                                                 (7,353,663)       (15,833,645)
=================================================================================================================
NET DECREASE IN FUND SHARES                                                          (233,781)        (1,171,848)
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund (the "Fund", presented herein), Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                 $  168,337,025
                                                         ================
     Gross Tax Unrealized Appreciation on Investments     $   15,866,451
     Gross Tax Unrealized Depreciation on Investments        (12,774,157)
                                                         ----------------
     Net Tax Appreciation on Investments                  $    3,092,294
                                                         ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital and currency losses of $1,429,415 to the year ended December 31, 2002.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $64,628,641 and $64,118,790, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $485. Unfunded accrued pension costs of $0 and pension liability of $1,367 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS                                               PERIOD
                                                                ENDED                                                ENDED
                                                              JUNE 30             YEAR ENDED DECEMBER 31       DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------
                                                                 2002              2001            2000           1999(a)
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                    $      12.42      $      13.84    $      11.10   $      10.00
===========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.03              0.06            0.03           0.01
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                               (0.50)            (1.43)           2.72           1.09
===========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (0.47)            (1.37)           2.75           1.10
===========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                          0.00              0.04            0.00           0.00
Distributions from Capital Gains                                 0.00              0.01            0.01           0.00
===========================================================================================================================
TOTAL DISTRIBUTIONS                                              0.00              0.05            0.01           0.00
===========================================================================================================================
Net Asset Value - End of Period                          $      11.95      $      12.42    $      13.84   $      11.10
===========================================================================================================================

TOTAL RETURN(c)                                                (3.78%)(d)        (9.88%)         24.80%         11.00%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                   $ 173,380      $    183,084    $    220,316   $      9,179
Ratio of Expenses to Average Net Assets(e)(f)                   0.53%(d)          1.07%           1.09%          1.39%(g)
Ratio of Net Investment Income to Average Net Assets(f)         0.19%(d)          0.46%           0.66%          0.67%(g)
Portfolio Turnover Rate                                           35%(d)           132%            114%            37%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31,
    2000.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.

(g) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                 INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


S757   9368  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-GROWTH FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-GROWTH FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - GROWTH FUND

This line graph compares the value of a $10,000 investment in VIF - Growth Fund to the value of a $10,000 investment in the Russell 1000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Growth Fund             Russell 1000 Growth Index(2)

8/97        $10,000                       $10,000
6/98        $12,600                       $12,822
6/99        $16,037                       $16,317
6/00        $21,428                       $20,504
6/01        $10,302                       $13,088
6/02        $5,916                        $9,621

For the six-month period ended June 30, 2002, the value of your shares declined 27.94%. In comparison, the Russell 1000 Growth Index fell 20.78% during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

Unfortunately, the large-cap growth stocks that we favor endured a challenging first half. Technology stocks were particularly hard-hit, given the fall-off in corporate spending and investors' punishment of higher-growth investments during the period. In light of these conditions, we decided to significantly reduce the fund's exposure to the technology sector during the first half in an effort to manage risk, concurrently diversifying in other areas, such as industrials, financials, and basic materials. While these tactics benefited the fund, we were nevertheless unable to completely avoid the technology sector's struggles, and our remaining holdings in this beleaguered area detracted from performance. Underperformers included Intel Corp, Brocade Communications Systems, and Cisco Systems.

-------------------------------------------------
                VIF-GROWTH FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02 (1)
-------------------------------------------------
1 year                              (42.58%)
-------------------------------------------------
3 years                             (28.28%)
-------------------------------------------------
Since inception (8/97)              (10.26%)
-------------------------------------------------

Additionally, several of our consumer discretionary holdings lagged. The advertising market fought adverse conditions throughout the period, and as a result we saw holdings like AOL Time Warner and Omnicom Group retreat. Later in the half, Omnicom was also saddled by questions surrounding its acquisition practices.

On a positive note, some of our more defensive financial services holdings, such as regional banks Wells Fargo & Co and Bank of America, outperformed the broad market, thanks to their relative insulation from the capital markets and their solid fundamentals. A number of the fund's consumer staples and industrial names made positive contributions as well, and our lack of significant exposure to the telecommunications sector proved beneficial.

There is currently a dramatic disconnect between the economy, which has continued to improve, and the market, which has stubbornly kept declining. Most analysts agree that this seemingly illogical situation stems largely from poor investor sentiment. Worries about the weakening dollar, the possibility of additional terrorist attacks, and -- most of all -- the accounting issues tainting corporate America's image have superceded the generally positive news regarding the economy.

Given this set of conditions, we will continue to focus on those growth companies with stronger balance sheets and solid leadership positions. We believe that these firms will not only weather the current downturn, but also will be best prepared to capitalize on the economic recovery once investors' fears abate.

FUND MANAGEMENT-TEAM MANAGED
PETER M. LOVELL
Vice President, INVESCO Funds Group. BA, Colorado State University; MBA, Regis University. Joined INVESCO in 1994. Began investment career in 1992.

FRITZ MEYER
Vice President, INVESCO Funds Group. BA, Dartmouth College; MBA, Amos Tuck School at Dartmouth College. Joined INVESCO in 1996. Began investment career in 1976.

TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri in St. Louis. Joined INVESCO in 1992. Began investment career in 1979.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND
91.83    COMMON STOCKS
0.81     ADVERTISING
         Omnicom Group                                                                 800        $       36,640
=================================================================================================================
3.99     AEROSPACE & DEFENSE
         General Dynamics                                                              300                31,905
         Honeywell International                                                     1,900                66,937
         United Technologies                                                         1,200                81,480
=================================================================================================================
                                                                                                         180,322
2.54     APPLICATION SOFTWARE
         BEA Systems(a)                                                              6,030                56,742
         Mercury Interactive(a)                                                      1,100                25,256
         Siebel Systems(a)                                                           2,300                32,706
=================================================================================================================
                                                                                                         114,704
5.39     BANKS
         Bank of America                                                             1,200                84,432
         Bank One                                                                    1,400                53,872
         Fifth Third Bancorp                                                           300                19,995
         Wells Fargo & Co                                                            1,700                85,102
=================================================================================================================
                                                                                                         243,401
1.02     BIOTECHNOLOGY
         Amgen Inc(a)                                                                1,100                46,068
=================================================================================================================
0.78     BROADCASTING - RADIO/TV
         Clear Channel Communications(a)                                             1,100                35,222
=================================================================================================================
4.78     CABLE & SATELLITE OPERATORS
         EchoStar Communications Class A Shrs(a)                                     2,865                53,174
         Liberty Media Class A Shrs(a)                                               9,630                96,300
         USA Interactive(a)                                                          2,840                66,598
=================================================================================================================
                                                                                                         216,072
0.08     COMPUTER & ELECTRONICS RETAIL
         Best Buy(a)                                                                   100                 3,630
=================================================================================================================
0.80     COMPUTER HARDWARE
         Sun Microsystems(a)                                                         7,185                35,997
=================================================================================================================
1.65     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                           1,290                22,549
         Emulex Corp(a)                                                              1,100                24,761
         Network Appliance(a)                                                        2,200                27,368
=================================================================================================================
                                                                                                          74,678


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.88     CONSUMER FINANCE
         MBNA Corp                                                                   1,200        $       39,684
=================================================================================================================
1.07     DATA PROCESSING SERVICES
         First Data                                                                  1,300                48,360
=================================================================================================================
0.62     DEPARTMENT STORES
         Kohl's Corp(a)                                                                400                28,032
=================================================================================================================
3.97     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc                                                               4,628               179,335
=================================================================================================================
0.73     DIVERSIFIED METALS & MINING
         Phelps Dodge                                                                  800                32,960
=================================================================================================================
0.78     ELECTRICAL COMPONENTS & EQUIPMENT
         SPX Corp(a)                                                                   300                35,250
=================================================================================================================
3.89     GENERAL MERCHANDISE STORES
         Target Corp                                                                 2,300                87,630
         Wal-Mart Stores                                                             1,600                88,016
=================================================================================================================
                                                                                                         175,646
2.18     HEALTH CARE EQUIPMENT
         Baxter International(a)                                                     1,600                71,120
         Laboratory Corp of America Holdings(a)                                        600                27,390
=================================================================================================================
                                                                                                          98,510
1.42     HEALTH CARE FACILITIES
         Tenet Healthcare(a)                                                           900                64,395
=================================================================================================================
1.50     HOME IMPROVEMENT RETAIL
         Home Depot                                                                  1,847                67,840
=================================================================================================================
0.80     HOTELS
         Starwood Hotels & Resorts Worldwide Paired Certificates                     1,100                36,179
=================================================================================================================
0.99     HOUSEHOLD PRODUCTS
         Procter & Gamble                                                              500                44,650
=================================================================================================================
5.07     INDUSTRIAL CONGLOMERATES
         3M Co                                                                         600                73,800
         General Electric                                                            5,355               155,563
=================================================================================================================
                                                                                                         229,363
1.07     INSURANCE BROKERS
         Marsh & McLennan                                                              500                48,300
=================================================================================================================
1.99     INTEGRATED OIL & GAS
         Exxon Mobil                                                                 2,200                90,024
=================================================================================================================
1.95     INTERNET RETAIL
         eBay Inc(a)                                                                 1,430                88,117
=================================================================================================================
2.70     INVESTMENT ADVISER/BROKER DEALER SERVICES
         E*TRADE Group(a)                                                            4,400                24,024
         Goldman Sachs Group                                                           660                48,411
         Schwab (Charles) Corp                                                       4,410                49,392
=================================================================================================================
                                                                                                         121,827
0.75     INVESTMENT COMPANIES
         Nasdaq-100 Trust Series 1 Shrs(a)                                           1,300                33,891
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.52     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)                                  500        $       23,740
=================================================================================================================
3.35     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                          3,040                44,718
         Viacom Inc Class B Shrs(a)                                                  2,400               106,488
=================================================================================================================
                                                                                                         151,206
1.51     MULTI-LINE INSURANCE
         American International Group                                                1,000                68,230
=================================================================================================================
3.35     NETWORKING EQUIPMENT
         Cisco Systems(a)                                                           10,850               151,358
=================================================================================================================
1.61     OIL & GAS DRILLING
         GlobalSantaFe Corp                                                          1,100                30,085
         Noble Corp(a)                                                               1,100                42,460
=================================================================================================================
                                                                                                          72,545
0.76     OIL & GAS EQUIPMENT & SERVICES
         Weatherford International Ltd(a)                                              800                34,560
=================================================================================================================
0.77     PAPER PRODUCTS
         International Paper                                                           800                34,864
=================================================================================================================
0.82     PERSONAL PRODUCTS
         Gillette Co                                                                 1,100                37,257
=================================================================================================================
10.78    PHARMACEUTICALS
         Abbott Laboratories                                                         1,500                56,475
         AmerisourceBergen Corp                                                        300                22,800
         Johnson & Johnson                                                           2,500               130,650
         Pfizer Inc                                                                  5,435               190,225
         Wyeth                                                                       1,700                87,040
=================================================================================================================
                                                                                                         487,190
0.93     RESTAURANTS
         Starbucks Corp(a)                                                           1,700                42,245
=================================================================================================================
1.13     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)                                                        1,690                32,144
         ASML Holding NV New York Registered Shrs(a)                                 1,245                18,824
=================================================================================================================
                                                                                                          50,968
6.18     SEMICONDUCTORS
         Analog Devices(a)                                                           1,530                45,441
         Intel Corp                                                                  4,200                76,734
         Maxim Integrated Products(a)                                                1,150                44,080
         Taiwan Semiconductor Manufacturing Ltd Sponsored ADR
           Representing 5 Ord Shrs                                                   3,157                41,041
         Texas Instruments                                                           3,030                71,811
=================================================================================================================
                                                                                                         279,107
5.50     SYSTEMS SOFTWARE
         Adobe Systems                                                               1,600                45,600
         Microsoft Corp(a)                                                           1,990               108,853


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Oracle Corp(a)                                                              5,185        $       49,102
         VERITAS Software(a)                                                         2,270                44,923
=================================================================================================================
                                                                                                         248,478
0.42     TELECOMMUNICATIONS EQUIPMENT
         Nokia Corp Sponsored ADR Representing Ord Shrs                              1,300                18,824
=================================================================================================================
         TOTAL COMMON STOCKS (Cost $4,885,361)                                                         4,149,669
=================================================================================================================
8.17     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $369,058 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $382,219) (Cost $369,000)                          $      369,000               369,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $5,254,361)                                                                        $    4,518,669
=================================================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                          GROWTH
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $      5,254,361
=================================================================================================================
   At Value(a)                                                                                  $      4,518,669
Cash                                                                                                       1,186
Receivables:
   Investment Securities Sold                                                                             17,527
   Fund Shares Sold                                                                                        1,470
   Dividends and Interest                                                                                  1,803
Prepaid Expenses and Other Assets                                                                          1,241
=================================================================================================================
TOTAL ASSETS                                                                                           4,541,896
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                        95,130
   Fund Shares Repurchased                                                                                    24
Accrued Expenses and Other Payables                                                                        4,010
=================================================================================================================
TOTAL LIABILITIES                                                                                         99,164
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      4,442,732
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $      9,867,214
Accumulated Undistributed Net Investment Loss                                                            (22,268)
Accumulated Undistributed Net Realized Loss on Investment Securities                                  (4,666,522)
Net Depreciation of Investment Securities                                                               (735,692)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      4,442,732
=================================================================================================================
Shares Outstanding                                                                                       797,578
NET ASSET VALUE, Offering and Redemption Price per Share                                        $           5.57
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $369,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
                                                                                                          GROWTH
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $         10,520
Interest                                                                                                   3,804
=================================================================================================================
   TOTAL INCOME                                                                                           14,324
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                  20,708
Administrative Services Fees                                                                              11,456
Custodian Fees and Expenses                                                                                4,725
Directors' Fees and Expenses                                                                               5,097
Professional Fees and Expenses                                                                             8,231
Registration Fees and Expenses                                                                               116
Reports to Shareholders                                                                                      208
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                               404
=================================================================================================================
   TOTAL EXPENSES                                                                                         53,445
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                           (16,686)
   Fees and Expenses Paid Indirectly                                                                        (217)
=================================================================================================================
      NET EXPENSES                                                                                        36,542
=================================================================================================================
NET INVESTMENT LOSS                                                                                      (22,218)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                                              (997,916)
Change in Net Appreciation/Depreciation of Investment Securities                                        (570,121)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                                                     (1,568,037)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (1,590,255)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $         (22,218)  $        (43,744)
Net Realized Loss                                                                    (997,916)        (3,359,155)
Change in Net Appreciation/Depreciation                                              (570,121)           685,681
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (1,590,255)        (2,717,218)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                       1,992,743          6,483,803
Amounts Paid for Repurchases of Shares                                               (969,790)        (2,497,767)
=================================================================================================================
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                     1,022,953          3,986,036
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (567,302)         1,268,818
NET ASSETS
Beginning of Period                                                                 5,010,034          3,741,216
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($22,268) and ($50), respectively)                $       4,442,732   $      5,010,034
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                           282,854            629,160
Shares Repurchased                                                                   (133,088)          (251,162)
=================================================================================================================
NET INCREASE IN FUND SHARES                                                           149,766            377,998
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund),
Dynamics  Fund,  Financial  Services  Fund,  Growth Fund (the "Fund",  presented herein), Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                 $    5,456,623
                                                         ================
     Gross Tax Unrealized Appreciation on Investments     $       74,657
     Gross Tax Unrealized Depreciation on Investments         (1,012,611)
                                                         ----------------
     Net Tax Depreciation on Investments                  $     (937,954)
                                                         ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital losses of $79,211 to the year ended December 31, 2002.

F. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.85% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the six months ended June 30, 2002. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,272,395 and $3,050,443, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $11. Unfunded accrued pension costs of $0 and pension liability of $60 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independant directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS                                                        PERIOD
                                                   ENDED                                                         ENDED
                                                 JUNE 30                   YEAR ENDED DECEMBER 31          DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                    2002          2001        2000        1999        1998        1997(a)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period           $   7.73      $  13.87   $   18.45   $   14.49   $   10.69   $   10.00
==========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                    (0.03)        (0.00)      (0.11)      (0.00)      (0.00)       0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (2.13)        (6.14)      (4.16)       4.21        4.14        0.64
==========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (2.16)        (6.14)      (4.27)       4.21        4.14        0.69
==========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00          0.00        0.00        0.00        0.04        0.00
Distributions from Capital Gains                    0.00          0.00        0.31        0.25        0.30        0.00
==========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00          0.00        0.31        0.25        0.34        0.00
==========================================================================================================================
Net Asset Value - End of Period                 $   5.57      $   7.73   $   13.87   $   18.45   $   14.49   $   10.69
==========================================================================================================================


TOTAL RETURN(d)                                  (27.94%)(e)   (44.27%)    (23.24%)     29.17%      38.99%       6.90%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)       $  4,443      $  5,010   $   3,741     $ 1,032   $     371   $     266
Ratio of Expenses to Average Net Assets(f)(g)      0.75%(e)      1.52%       1.85%       1.87%       1.57%        0.29%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                          (0.45%)(e)    (0.96%)     (0.58%)     (0.38%)     (0.07%)       1.45%(h)
Portfolio Turnover Rate                              69%(e)       120%        148%        114%         78%         12%(e)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.

(b) The per share information was computed based on average shares for the year ended December 31, 2000.

(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001,
    1999 and 1998.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2002, the years ended
    December 31, 2001, 2000, 1999 and 1998, and the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.32%, 2.88%, 8.99%, 12.04% and
    28.76% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.79%),
    (1.76%), (1.61%), (7.50%), (10.54%) and (27.02%) (annualized), respectively.

(h) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.


S16   9370  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HEALTH SCIENCES FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-HEALTH SCIENCES FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - HEALTH SCIENCES FUND

This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


            VIF - Health Sciences Fund          S&P 500 Index(2)

5/97        $10,000                             $10,000
6/97        $10,000                             $10,445
6/98        $13,630                             $13,596
6/99        $15,111                             $16,689
6/00        $19,666                             $17,899
6/01        $18,964                             $15,247
6/02        $16,061                             $12,505

For the six-month period ended June 30, 2002, the value of your shares decreased 14.89%, underperforming the return of the S&P 500 Index, which suffered a decline of 13.16%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Health care stocks experienced their share of volatility during the first half, and we saw mixed results from the various areas comprising the sector. Product setbacks and earnings misses plagued biotechnology companies, while patent expirations and unfavorable Food and Drug Administration (FDA) findings weighed on a number of pharmaceuticals. On the other hand, investors favored the cost and enrollment trends for hospitals and other more defensive, service-related businesses, and these stocks fared well.

------------------------------------------------
            VIF-HEALTH SCIENCES FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (15.30%)
------------------------------------------------
5 years                                   9.94%
------------------------------------------------
Since inception (5/97)                    9.72%
------------------------------------------------

Early in the year, the fund was hampered by its substantial weighting in biotechnology stocks. Even though we have always focused on more established -- rather than speculative -- biotech issues, holdings from this area lagged, as many promising products failed to make it past the final stage of development.

Given these circumstances, we repositioned the portfolio at the beginning of the second quarter, investing more assets in health care services companies, such as hospitals and HMOs, while reducing our biotechnology weighting. These adjustments aided the fund throughout the remainder of the half, as hospital chains like WellPoint Health Networks, HCA Inc, and Tenet Healthcare all posted strong gains. On the biotech side, we significantly reduced our exposure and concentrated on companies that have already proven themselves with successful products.

Another positioning change during the period was our increased emphasis on foreign pharmaceuticals, which generally performed better than their American counterparts. For example, European generic manufacturer Novartis AG rose on news of strong sales and an increase in profits, and specialty pharmaceutical firm Teva Pharmaceutical Industries Ltd outperformed the broad market. On the other hand, domestic pharmaceutical company Abbott Laboratories declined sharply toward the end of the half after announcing that one of its manufacturing facilities was under scrutiny by the FDA.

Looking ahead, we continue to see particularly attractive opportunities in the health care services and medical device sub-sectors at this time, as enrollment trends and earnings growth in these areas have remained relatively strong through the market downturn. At the same time, we are less bullish on biotechnology companies, which, in our opinion, could continue to experience the types of product setbacks and earnings disappointments that have become common to that industry in recent months. We are also taking a highly selective approach to stock selection in the large-cap pharmaceuticals arena, focusing on those names with the strongest market positions and most promising product pipelines.

FUND MANAGEMENT
THOMAS R. WALD, CFA
Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
97.46    COMMON STOCKS
8.07     BIOTECHNOLOGY
         Amgen Inc(a)                                                              163,040        $    6,828,115
         Gilead Sciences(a)                                                        209,460             6,887,045
         IDEC Pharmaceuticals(a)                                                   117,950             4,181,328
         Serono SA Sponsored ADR Representing 1/40th Bearer Shr                    345,800             5,636,540
=================================================================================================================
                                                                                                      23,533,028
6.53     HEALTH CARE DISTRIBUTORS & SERVICES
         McKesson Corp                                                             209,700             6,857,190
         Quest Diagnostics(a)                                                       34,800             2,994,540
         Triad Hospitals(a)                                                        217,000             9,196,460
=================================================================================================================
                                                                                                      19,048,190
12.67    HEALTH CARE EQUIPMENT
         Bard (C R) Inc                                                             95,500             5,403,390
         Laboratory Corp of America Holdings(a)                                    163,960             7,484,774
         Medtronic Inc                                                             157,400             6,744,590
         St Jude Medical(a)                                                        110,040             8,126,454
         Varian Medical Systems(a)                                                 151,560             6,145,758
         Zimmer Holdings(a)                                                         85,640             3,053,922
=================================================================================================================
                                                                                                      36,958,888
11.73    HEALTH CARE FACILITIES
         HCA Inc                                                                   244,440            11,610,900
         Health Management Associates Class A Shrs(a)                              260,400             5,247,060
         Tenet Healthcare(a)                                                       147,620            10,562,211
         Universal Health Services Class B Shrs(a)                                 138,200             6,771,800
=================================================================================================================
                                                                                                      34,191,971
2.24     HEALTH CARE SUPPLIES
         Alcon Inc(a)                                                              190,500             6,524,625
=================================================================================================================
13.06    MANAGED HEALTH CARE
         First Health Group(a)                                                     213,120             5,975,885
         Oxford Health Plans(a)                                                    118,700             5,514,802
         Trigon Healthcare(a)                                                       47,500             4,777,550
         UnitedHealth Group                                                        108,100             9,896,555
         WellPoint Health Networks(a)                                              153,200            11,920,492
=================================================================================================================
                                                                                                      38,085,284
43.16    PHARMACEUTICALS
         Abbott Laboratories                                                       232,780             8,764,167
         Allergan Inc                                                              152,050            10,149,337


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         AmerisourceBergen Corp                                                    202,948        $   15,424,048
         Aventis SA Sponsored ADR Representing Ord Shrs                             48,600             3,422,898
         Cardinal Health                                                           141,169             8,669,188
         Forest Laboratories(a)                                                    172,680            12,225,744
         Johnson & Johnson                                                         208,983            10,921,452
         Novartis AG Sponsored ADR Representing Ord Shrs                           258,400            11,325,672
         Pfizer Inc                                                                300,876            10,530,660
         Pharmacia Corp                                                            267,590            10,021,246
         Schering AG Sponsored ADR Representing Ord Shrs(b)                         67,300             4,273,550
         Teva Pharmaceutical Industries Ltd Sponsored ADR Representing
           Ord Shrs                                                                152,980            10,216,004
         Wyeth                                                                     193,225             9,893,120
=================================================================================================================
                                                                                                     125,837,086
         TOTAL COMMON STOCKS (COST $272,756,892)                                                     284,179,072
=================================================================================================================
2.54     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $595,094 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $611,551) (Cost $595,000)                          $      595,000               595,000
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $6,801,077 (Collateralized by Freddie Mac, Reference Notes, due 12/15/2003 at
           3.250%, value $6,960,989) (Cost $6,800,000)                      $    6,800,000             6,800,000
=================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (COST $7,395,000)                                                7,395,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $280,151,892)                                                                      $  291,574,072
=================================================================================================================

(a) Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at June 30, 2002.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED


                                                                                                          HEALTH
                                                                                                        SCIENCES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $    280,151,892
=================================================================================================================
   At Value(a)                                                                                  $    291,574,072
Cash                                                                                                      96,630
Foreign Currency (Cost $2,871)                                                                             3,024
Receivables:
   Fund Shares Sold                                                                                      308,573
   Dividends and Interest                                                                                 74,056
Other Investments (Note 5)                                                                               736,000
Prepaid Expenses and Other Assets                                                                          1,736
=================================================================================================================
TOTAL ASSETS                                                                                         292,794,091
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                     1,480,763
   Fund Shares Repurchased                                                                             2,375,356
   Securities Loaned                                                                                     736,000
Accrued Expenses and Other Payables                                                                        8,669
=================================================================================================================
TOTAL LIABILITIES                                                                                      4,600,788
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    288,193,303
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    362,202,329
Accumulated Undistributed Net Investment Loss                                                           (601,875)
Accumulated Undistributed Net Realized Loss on Investment Securities
   and Foreign Currency Transactions                                                                 (84,830,110)
Net Appreciation of Investment Securities and Foreign Currency Transactions                           11,422,959
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    288,193,303
=================================================================================================================
Shares Outstanding                                                                                    18,606,506
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          15.49
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $7,395,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED


                                                                                                          HEALTH
                                                                                                        SCIENCES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $      1,071,598
Interest                                                                                                  48,437
Securities Loaned Income                                                                                   2,500
   Foreign Taxes Withheld                                                                                (27,450)
=================================================================================================================
   TOTAL INCOME                                                                                        1,095,085
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                               1,198,153
Administrative Services Fees                                                                             428,347
Custodian Fees and Expenses                                                                               25,242
Directors' Fees and Expenses                                                                              11,769
Interest Expenses                                                                                          2,878
Professional Fees and Expenses                                                                            12,777
Registration Fees and Expenses                                                                             1,221
Reports to Shareholders                                                                                    6,700
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             6,633
=================================================================================================================
   TOTAL EXPENSES                                                                                      1,696,220
   Fees and Expenses Paid Indirectly                                                                      (1,090)
=================================================================================================================
      NET EXPENSES                                                                                     1,695,130
=================================================================================================================
NET INVESTMENT LOSS                                                                                     (600,045)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                                             (29,221,727)
   Foreign Currency Transactions                                                                         575,811
=================================================================================================================
      Total Net Realized Loss                                                                        (28,645,916)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                             (22,138,598)
   Foreign Currency Transactions                                                                        (356,877)
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                  (22,495,475)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                                                                 (51,141,391)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $    (51,741,436)
=================================================================================================================

See Notes to Financial

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $        (600,045)  $     (1,138,525)
Net Realized Loss                                                                 (28,645,916)       (40,303,806)
Change in Net Appreciation/Depreciation                                           (22,495,475)        (6,400,595)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (51,741,436)       (47,842,926)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0         (1,158,454)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                     150,420,539        364,156,675
Reinvestment of Distributions                                                               0          1,158,454
=================================================================================================================
                                                                                  150,420,539        365,315,129
Amounts Paid for Repurchases of Shares                                           (153,789,633)      (326,408,123)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (3,369,094)        38,907,006
=================================================================================================================
TOTAL DECREASE IN NET ASSETS                                                      (55,110,530)       (10,094,374)
NET ASSETS
Beginning of Period                                                               343,303,833        353,398,207
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($601,875) and ($1,830), respectively)            $     288,193,303   $    343,303,833
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                         8,880,507         20,220,757
Shares Issued from Reinvestment of Distributions                                            0             63,685
=================================================================================================================
                                                                                    8,880,507         20,284,442
Shares Repurchased                                                                 (9,134,823)       (18,340,383)
=================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                               (254,316)         1,944,059
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund (the "Fund", presented herein), High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                  $  281,567,486
                                                          ================
     Gross Tax Unrealized Appreciation on Investments      $   27,836,506
     Gross Tax Unrealized Depreciation on Investments         (17,829,920)
                                                          ----------------
     Net Tax Appreciation on Investments                   $   10,006,586
                                                          ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital and currency losses of $4,511,250 to the year ended December 31, 2002.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $172,935,247 and $177,364,344, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $994. Unfunded accrued pension costs of $0 and pension liability of $2,763 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, the Fund has on loan securities valued at $730,250. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, the Fund borrowed cash at a weighted average rate of 1.99% and interest expenses amounted to $2,616.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, the Fund borrowed cash at a weighted average rate of 2.25%, and interest expenses amounted to $262.

--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            SIX MONTHS                                                    PERIOD
                                                 ENDED                                                     ENDED
                                               JUNE 30                YEAR ENDED DECEMBER 31         DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                                  2002         2001       2000       1999       1998        1997(a)
                                             UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period         $  18.20     $  20.89   $  16.02   $  15.29   $  11.04   $   10.00
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                     (0.03)       (0.01)      0.05       0.02       0.05        0.10
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                (2.68)       (2.62)      4.84       0.72       4.66        0.94
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                 (2.71)       (2.63)      4.89       0.74       4.71        1.04
====================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)           0.00         0.06       0.00       0.01       0.03        0.00
Distributions from Capital Gains                  0.00         0.00       0.02       0.00       0.43        0.00
====================================================================================================================
TOTAL DISTRIBUTIONS                               0.00         0.06       0.02       0.01       0.46        0.00
====================================================================================================================
Net Asset Value - End of Period               $  15.49     $  18.20   $  20.89   $  16.02   $  15.29   $   11.04
====================================================================================================================

TOTAL RETURN(d)                                (14.89%)(e)  (12.59%)    30.54%      4.86%     42.85%      10.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)     $288,193     $343,304   $353,398   $ 11,652   $  2,378   $     423
Ratio of Expenses to Average Net Assets(f)(g)    0.53%(e)     1.06%      1.07%      1.48%      1.27%       0.60%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                       ( 0.19%)(e)   (0.38%)     0.68%      0.36%      0.35%       2.34%(h)
Portfolio Turnover Rate                            55%(e)       88%       145%       173%       107%        112%(e)

(a) From May 22, 1997, commencement of investment operations, to December 31, 1997.

(b) The per share information was computed based on average shares for the year ended December 31, 1998.

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended
    December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and
    1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31,
    1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.

(h) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S12   9366  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-HIGH YIELD FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-HIGH YIELD FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - HIGH YIELD FUND

This line graph compares the value of a $10,000 investment in VIF - High Yield Fund to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - High Yield Fund               Merrill Lynch High Yield
                                                Master Index(2)

5/94        $10,000                             $10,000
6/94        $9,990                              $10,037
6/95        $11,065                             $11,531
6/96        $12,550                             $12,611
6/97        $15,096                             $14,414
6/98        $17,447                             $16,058
6/99        $17,750                             $16,208
6/00        $18,016                             $15,986
6/01        $15,176                             $16,322
6/02        $12,547                             $15,819

For the six-month period ended June 30, 2002, the value of VIF-High Yield Fund declined 8.51%. In comparison, the Merrill Lynch High Yield Master Trust Index declined 4.31%. (Of course, past performance is not a guarantee of future results.)(1),(2)

------------------------------------------------
            VIF-HIGH YIELD FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (17.32%)
------------------------------------------------
5 years                                  (3.63%)
------------------------------------------------
Since inception (5/94)                    2.84%
------------------------------------------------

In contrast to the rest of the fixed-income market, which was supported by economic worries and extreme stock market volatility, high yield bonds exhibited mixed performance, with some areas performing in line with the rest of the fixed-income market, while others -- namely telecommunications and media -- declined sharply. Unfortunately, the fund was overweight in these underperforming groups, which largely accounted for its performance shortfall.

Had it not been for the disproportionately poor showing of these areas, the fund's results would have been more in line with the broader high yield market. On a positive note, the fund's cyclicals, casino and health care bonds performed relatively well during the period. Another notable standout was the Ackerly Group, a media company that was recently acquired.

Going forward, we believe the long-term economic trend is positive. Barring any unsettling events in Asia or the Middle East that might deter consumers, the economy should be in better shape during the second half of 2002. Perhaps the most encouraging recent development was a report on the consumer price index, which suggested companies have little pricing power and also freed the Fed to leave short-term interest rates unchanged for a while. An environment characterized by economic improvement coupled with a minimal threat of higher interest rates is ideal for high yield bonds.

We continue to fine-tune portfolio composition and are constantly exploring tactics that might temper daily volatility, while allowing the fund to behave with a stronger correlation to the broader market. With the interest rate outlook in flux, we will continue to use our credit analysis to try to add value through spread products, as we believe several companies are poised to benefit from an economic upturn.

FUND MANAGEMENT
ROBERT J. HICKEY
Vice President, INVESCO Funds Group. BA, University of Wisconsin; MBA, Kellogg Graduate School of Management at Northwestern University. Joined INVESCO in 2001. Began investment career in 1988.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECT IN ANY MARKET INDEX.

THE FUND INVESTS PRIMARILY IN HIGH YIELD BONDS, SOME OF WHICH MAY BE RATED BELOW INVESTMENT GRADE. THESE HIGH YIELD BONDS MAY BE MORE SUSCEPTIBLE THAN HIGHER-GRADE BONDS TO REAL OR PERCEIVED ADVERSE ECONOMIC OR INDUSTRY CONDITIONS. THE SECONDARY MARKET ON WHICH HIGH YIELD BONDS ARE TRADED MAY ALSO BE LESS LIQUID THAN THE MARKET FOR HIGHER-GRADE BONDS.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.


-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
81.17    FIXED INCOME SECURITIES
0.77     US GOVERNMENT OBLIGATIONS
         US Treasury Notes, 4.750%, 11/15/2008
           (Amortized Cost $365,760)                                        $      365,000        $      371,678
=================================================================================================================
80.40    CORPORATE BONDS
0.47     AEROSPACE & DEFENSE
         L-3 Communications, Sr Sub Notes(a), 7.625%, 6/15/2012             $      225,000               225,562
=================================================================================================================
0.53     AIR FREIGHT & COURIERS
         Petroleum Helicopters, Sr Secured Notes
           Series B, 9.375%, 5/1/2009                                       $      250,000               256,250
=================================================================================================================
1.67     ALTERNATIVE CARRIERS
         Allegiance Telecom, Sr Discount Step-Up Notes, Series B
           Zero Coupon(b), 2/15/2008                                        $    2,400,000               264,000
         Level 3 Communications, Sr Discount Step-Up Notes
           Zero Coupon(b), 12/1/2008                                        $    2,840,000               539,600
=================================================================================================================
                                                                                                         803,600
1.31     AUTO PARTS & EQUIPMENT
         Dana Corp, Sr Notes(a), 10.125%, 3/15/2010                         $      200,000               204,000
         Metaldyne Corp, Sr Sub Notes(a), 11.000%, 6/15/2012                $      225,000               219,375
         Universal Compression, Sr Discount Step-Up Notes
           Zero Coupon(b), 2/15/2008                                        $      220,000               209,000
=================================================================================================================
                                                                                                         632,375
8.38     BROADCASTING - RADIO/TV
         Chancellor Media of Los Angeles
           Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                    $      500,000               500,000
           Sr Sub Notes, Series B, 8.125%, 12/15/2007                       $    2,000,000             1,950,000
         Corus Entertainment, Sr Sub Notes, 8.750%, 3/1/2012                $      200,000               200,000
         Fox Family Worldwide, Sr Discount Notes, 9.275%, 11/1/2007         $      950,000               916,577
         Sinclair Broadcast Group, Gtd Sr Sub Notes, 8.750%, 12/15/2011     $      250,000               250,000
         XM Satellite Radio, Sr Secured Notes, 14.000%, 3/15/2010           $      250,000               117,500
         Young Broadcasting, Sr Notes(a), 8.500%, 12/15/2008                $      100,000                99,500
=================================================================================================================
                                                                                                       4,033,577
5.85     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes(c), 10.250%, 6/15/2011           $      250,000               102,500
         Century Communications, Sr Notes(d), 9.500%, 3/1/2005              $      100,000                30,000
         Charter Communications Holdings LLC/Charter Communications
           Capital, Sr Notes
              8.625%, 4/1/2009                                              $      450,000               301,500
              8.250%, 4/1/2007                                              $      500,000               335,000
         EchoStar DBS, Sr Notes(a), 9.125%, 1/15/2009                       $      270,000        $      247,050


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Renaissance Media Group LLC, Gtd Sr Discount
            Step-Up Notes, Zero Coupon(b), 4/15/2008                        $      390,000               292,500
         Star Choice Communications, Sr Secured Notes, 13.000%, 12/15/2005  $    1,450,000             1,508,000
=================================================================================================================
                                                                                                       2,816,550
7.62     CASINOS & GAMING
         Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                      $      225,000               230,906
         Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010 $      300,000               303,750
         Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007              $      400,000               432,000
         Isle of Capri Casinos, Sr Sub Notes, Series B, 8.750%, 4/15/2009   $      500,000               502,500
         Mandalay Resort Group, Sr Notes, 9.500%, 8/1/2008                  $      500,000               530,000
         Park Place Entertainment, Sr Sub Notes, 8.125%, 5/15/2011          $    1,250,000             1,243,750
         Penn National Gaming, Sr Sub Notes, 8.875%, 3/15/2010              $      250,000               246,875
         Resorts International Hotel & Casino, 1st Mortgage(a)
           11.500%, 3/15/2009                                               $      200,000               182,000
=================================================================================================================
                                                                                                       3,671,781
0.37     CONSTRUCTION & FARM MACHINERY
         Terex Corp, Gtd Sr Sub Notes, 9.250%, 7/15/2011                    $      170,000               175,950
=================================================================================================================
0.47     DISTRIBUTORS
         Herbalife International, Sr Sub Notes(a), 11.750%, 7/15/2010       $       75,000                75,000
         United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012              $      150,000               150,750
=================================================================================================================
                                                                                                         225,750
1.04     DIVERSIFIED CHEMICALS
         Huntsman International LLC, Sr Notes(a), 9.875%, 3/1/2009          $      500,000               501,250
=================================================================================================================
1.66     DIVERSIFIED FINANCIAL SERVICES
         Madison River Capital LLC/Madison River Finance
           Sr Notes, Series B, 13.250%, 3/1/2010                            $    1,000,000               800,000
=================================================================================================================
5.50     ELECTRIC UTILITIES
         Duquesne Light, Collateral Trust Medium-Term Notes
           Series B, 8.200%, 11/15/2022                                     $      500,000               517,459
         El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006         $      400,000               434,756
         Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005              $    1,500,000             1,697,822
=================================================================================================================
                                                                                                       2,650,037
0.67     ENVIRONMENTAL SERVICES
         IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012                     $       95,000                95,000
         Synagro Technologies, Sr Sub Notes(a), 9.500%, 4/1/2009            $      220,000               225,500
=================================================================================================================
                                                                                                         320,500
0.93     FOOD DISTRIBUTORS
         Roundy's Inc, Sr Sub Notes(a), 8.875%, 6/15/2012                   $      450,000               448,875
=================================================================================================================
0.55     HEALTH CARE EQUIPMENT
         Advanced Medical Optics, Sr Sub Notes(a), 9.250%, 7/15/2010        $      270,000               266,625
=================================================================================================================
1.90     HEALTH CARE FACILITIES
         Extendicare Health Services, Sr Notes(a), 9.500%, 7/1/2010         $      515,000               515,644
         Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                       $      115,000               117,603
         United Surgical Partners, Gtd Sr Sub Notes, 10.000%, 12/15/2011    $      270,000               279,450
=================================================================================================================
                                                                                                         912,697


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.24     HOMEBUILDING
         DR Horton, Gtd Sr Notes, 8.000%, 2/1/2009                          $      600,000        $      597,000
=================================================================================================================
1.25     HOTELS
         Hammons (John Q) Hotels LP/Hammons (John Q) Hotels
           Finance Corp III, 1st Mortgage(a), 8.875%, 5/15/2012             $      100,000                98,000
         Host Marriott LP, Gtd Sr Notes, Series I, 9.500%, 1/15/2007        $      500,000               504,375
=================================================================================================================
                                                                                                         602,375
0.53     INDUSTRIAL MACHINERY
         JLG Industries, Sr Sub Notes(a), 8.375%, 6/15/2012                 $      255,000               255,000
=================================================================================================================
6.02     INTEGRATED TELECOMMUNICATION SERVICES
         Block Communications, Sr Sub Notes(a), 9.250%, 4/15/2009           $      375,000               375,000
         CFW Communications, Sr Notes, 13.000%, 8/15/2010                   $      750,000               300,000
         COLT Telecom Group PLC, Sr Discount Notes
           12.000%, 12/15/2006                                              $    1,000,000               580,000
         Crown Castle International, Sr Notes, 9.375%, 8/1/2011             $      500,000               315,000
         Diamond Cable Communications PLC, Sr Discount Notes
           11.750%(e), 12/15/2005                                           $      920,000               239,200
           10.750%(f), 2/15/2007                                            $      995,000               258,700
         Esprit Telecom Group PLC, Sr Notes(g), 11.500%, 12/15/2007         $      750,000                 1,875
         GCI Inc, Sr Notes, 9.750%, 8/1/2007                                $      395,000               363,400
         MetroNet Communications, Sr Discount Step-Up Notes, Zero Coupon(b)
              11/1/2007                                                     $    3,400,000               391,000
              6/15/2008                                                     $      250,000                25,000
         NEXTLINK Communications LLC
           Sr Discount Step-Up Notes(b), Zero Coupon, 4/15/2008             $    1,000,000                15,000
           Sr Notes(h), 10.750%, 11/15/2008                                 $      500,000                12,500
         NEXTLINK Communications LLC/NEXTLINK Capital
           Sr Notes(i), 12.500%, 4/15/2006                                  $      940,000                23,500
=================================================================================================================
                                                                                                       2,900,175
1.73     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008     $      500,000               568,113
         Qwest Corp, Notes(a), 8.875%, 3/15/2012                            $      300,000               267,000
=================================================================================================================
                                                                                                         835,113
1.24     LEISURE FACILITIES
         Six Flags, Sr Notes, 8.875%, 2/1/2010                              $      600,000               597,000
=================================================================================================================
0.32     MANAGED HEALTH CARE
         Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012               $      150,000               153,000
=================================================================================================================
3.88     MOVIES & ENTERTAINMENT
         Ackerly Group, Sr Sub Notes, Series B, 9.000%, 1/15/2009           $      500,000               564,640
         AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                  $    1,300,000             1,301,625
=================================================================================================================
                                                                                                       1,866,265
1.50     MULTI-UTILITIES
         Western Resources, Sr Notes, 6.250%, 8/15/2018                     $      745,000               720,626
=================================================================================================================
2.22     OIL & GAS DRILLING
         Pride International, Sr Notes, 10.000%, 6/1/2009                   $    1,000,000             1,070,000
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.97     OIL & GAS EQUIPMENT & SERVICES
         Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                  $      450,000        $      451,687
         Trico Marine Services, Sr Notes(a), 8.875%, 5/15/2012              $      500,000               495,000
=================================================================================================================
                                                                                                         946,687
2.82     OIL & GAS EXPLORATION & PRODUCTION
         Forest Oil, Sr Notes, 8.000%, 6/15/2008                            $      890,000               892,225
         Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005            $      450,000               467,111
=================================================================================================================
                                                                                                       1,359,336
1.99     OIL & GAS REFINING & MARKETING
         Tesoro Petroleum, Sr Sub Notes(a), 9.625%, 4/1/2012                $      400,000               366,000
         Vintage Petroleum, Sr Notes(a), 8.250%, 5/1/2012                   $      605,000               594,413
=================================================================================================================
                                                                                                         960,413
1.53     PAPER PACKAGING
         Appleton Papers, Sr Sub Notes(a), 12.500%, 12/15/2008              $      435,000               428,475
         Graphic Packaging, Gtd Sr Sub Notes(a), 8.625%, 2/15/2012          $      300,000               309,750
=================================================================================================================
                                                                                                         738,225
0.71     PAPER PRODUCTS
         Bear Island Paper LLC/Bear Island Finance II, Sr Secured Notes
           Series B, 10.000%, 12/1/2007                                     $      400,000               342,000
=================================================================================================================
0.77     PERSONAL PRODUCTS
         Alderwoods Group, Gtd Sr Notes, 12.250%, 1/2/2009                  $      360,000               370,800
=================================================================================================================
0.86     PHARMACEUTICALS
         Aaipharma Inc, Sr Sub Notes(a), 11.000%, 4/1/2010                  $      450,000               416,250
=================================================================================================================
1.27     PUBLISHING & PRINTING
         Mail-Well Inc, Gtd Sr Notes(a), 9.625%, 3/15/2012                  $      610,000               613,050
=================================================================================================================
0.54     REAL ESTATE INVESTMENT TRUSTS
         Ventas Realty LP/Capital, Sr Notes(a), 8.750%, 5/1/2009            $      255,000               257,550
=================================================================================================================
1.96     REAL ESTATE MANAGEMENT & DEVELOPMENT
         Corrections Corp of America, Sr Notes(a), 9.875%, 5/1/2009         $      915,000               942,450
=================================================================================================================
0.68     SPECIALTY CHEMICALS
         IMC Global, Gtd Sr Notes, Series B, 11.250%, 6/1/2011              $      100,000               108,000
         Millennium America, Sr Notes(a), 9.250%, 6/15/2008                 $      215,000               219,300
=================================================================================================================
                                                                                                         327,300
1.01     SPECIALTY STORES
         Cole National Group, Sr Sub Notes(a), 8.875%, 5/15/2012            $      100,000                99,250
         United Rentals, Gtd Sr Sub Notes, Series B, 8.800%, 8/15/2008      $      390,000               386,100
=================================================================================================================
                                                                                                         485,350
1.70     STEEL
         AK Steel, Sr Secured Notes, 9.125%, 12/15/2006                     $      300,000               313,680
         Alltrista Corp, Sr Sub Notes(a), 9.750%, 5/1/2012                  $      265,000               253,075
         Oregon Steel Mills, Gtd 1st Mortgage, 11.000%, 6/15/2003           $      250,000               250,000
=================================================================================================================
                                                                                                         816,755
0.21     TEXTILES
         Collins & Aikman Floor Cover, Sr Sub Notes(a), 9.750%, 2/15/2010   $      100,000               102,000
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
3.53     WIRELESS TELECOMMUNICATION SERVICES
         McCaw International Ltd, Sr Discount Notes
           13.000%, 4/15/2007                                               $      800,000        $       10,000
         Nextel Communications, Sr Notes
           9.500%, 2/1/2011                                                 $     250,000                123,125
           9.375%, 11/15/2009                                               $     400,000                203,000
         Nextel International, Sr Notes(j), 12.750%, 8/1/2010               $      500,000                 7,500
         Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                    $      165,000               115,500
         Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                    $      100,000                48,000
         Triton PCS, Gtd Sr Sub Discount Step-Up Notes
           Zero Coupon(b), 5/1/2008                                         $    1,000,000               620,000
         US Unwired, Gtd Sr Sub Discount Step-Up Notes, Series B
           Zero Coupon(b), 11/1/2009                                        $      790,000               189,600
         VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                $      400,000               384,000
=================================================================================================================
                                                                                                       1,700,725
            TOTAL CORPORATE BONDS (Amortized Cost $51,974,070)                                        38,716,824
=================================================================================================================
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $52,339,830)                                   39,088,502
=================================================================================================================
0.08     COMMON STOCKS  & WARRANTS
0.00     BROADCASTING - RADIO/TV
         XM Satellite Radio Warrants(a)(k) (Exp 2010)                                  250                 1,375
=================================================================================================================
0.07     INTEGRATED TELECOMMUNICATION SERVICES
         Focal Communications(k)                                                    13,945                32,492
         McLeodUSA Inc Class A Warrants(k) (Exp 2007)                                8,399                   840
=================================================================================================================
                                                                                                          33,332
0.01     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Ntelos Inc Warrants(a)(k) (Exp 2010)                                          750                 3,094
         STARTEC Global Communications Warrants (a)(k)(Exp 2008)                       150                     1
=================================================================================================================
                                                                                                           3,095
0.00     INTERNET SOFTWARE & SERVICES
         Wam!Net Warrants(a)(k) (Exp 2005)                                             900                     9
=================================================================================================================
         TOTAL COMMON STOCKS & WARRANTS (COST $1,059,903)                                                 37,811
=================================================================================================================
2.42     PREFERRED STOCKS
0.00     ALTERNATIVE CARRIERS
         Global Crossing Holdings Ltd, Sr Exchangeable Pfd(l) 10.500%                4,210                    42
         Global Crossing Ltd, Conv Pfd(l), 6.750%                                    2,250                   112
=================================================================================================================
                                                                                                             154
0.03     INTEGRATED TELECOMMUNICATION SERVICES
         McLeodUSA Inc, Conv Pfd, Series A Shrs, 2.500%                              3,789                14,209
         XO Communications, Sr Exchangeable Pfd, 14.000%                            17,892                   179
=================================================================================================================
                                                                                                          14,388


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.83     MOVIES & ENTERTAINMENT
         CSC Holdings
           Conv Pfd, Series H Shrs, 11.750%                                          3,850        $      257,950
           Pfd, Series M Shrs, 11.125%                                               2,250               144,000
=================================================================================================================
                                                                                                         401,950
1.56     WIRELESS TELECOMMUNICATION SERVICES
           Nextel Communications, Exchangeable Pfd, Series E Shrs, 11.125%           2,997               749,250
=================================================================================================================
         TOTAL PREFERRED STOCKS (COST $4,636,256)                                                      1,165,742
=================================================================================================================
0.37     OTHER SECURITIES
0.37     ELECTRIC UTILITIES
         Alliant Energy Resources, Sr Sub Exchangeable Step-Down Notes(a)
           PAY PHONES(m), 7.250%(n), 2/15/2030 (Each shr exchangeable
           for 2.5 Shrs McLeodUSA(o) Cmn Stk)(Cost $460,750)                         7,000               178,500
=================================================================================================================
15.96    SHORT-TERM INVESTMENTS
0.63     CORPORATE BONDS
0.11     CABLE & SATELLITE OPERATORS
         Adelphia Communications, Sr Notes
           Series B(p), 9.250%, 10/1/2002                                   $      135,000                52,650
=================================================================================================================
0.52     ELECTRIC UTILITIES
         AES Corp, Sr Notes, 8.750%, 12/15/2002                             $      270,000               251,100
=================================================================================================================
         TOTAL CORPORATE BONDS (AMORTIZED COST $392,748)                                                 303,750
=================================================================================================================
6.49     INVESTMENT COMPANIES
         INVESCO Treasurer's Series Money Market Reserve Fund, 1.687%
           (Cost $3,127,348)                                                     3,127,348             3,127,348
=================================================================================================================
8.84     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $4,256,674 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $4,351,841) (Cost $4,256,000)                      $    4,256,000             4,256,000
=================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $7,776,096)                                      7,687,098
=================================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $66,272,835)                                                                       $   48,157,653
=================================================================================================================

(a) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.

(b) Step-up securities are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

(c) Security is a defaulted security with respect to cumulative interest payments of $12,813 at June 30, 2002, company filed for bankruptcy on June 25, 2002 and the Fund has written off past-due interest.

(d) The company filed for bankruptcy on June 10, 2002 and the Fund has written off accrued interest.

(e) Security is a defaulted security with respect to cumulative interest payments of $54,050 at June 30, 2002, company filed for bankruptcy in May 6, 2002 and the Fund has written off past-due interest.

(f) The company filed for bankruptcy on May 6, 2002 and the Fund has written off accrued interest.

(g) Security is a defaulted security with respect to cumulative interest payments of $129,375 at June 30, 2002.

(h) Security is a defaulted security with respect to cumulative interest payments of $26,875 at June 30, 2002.


(i) Security is a defaulted security with respect to cumulative interest payments of $58,750 at June 30, 2002.

(j) Security is a defaulted security with respect to cumulative interest payments of $31,875 at June 30, 2002.

(k) Security is non-income producing.

(l) The company filed for bankruptcy on January 28, 2002.

(m) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(n) Step-down securities are obligations which decrease the interest payment rate at a specific point in time.
    Rate shown reflects current rate which may step down at a future date.

(o) The company filed for bankruptcy on January 31, 2002.

(p) The company filed for bankruptcy on June 25, 2002 and the Fund has written off accrued interest.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                            HIGH
                                                                                                           YIELD
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $     66,272,835
=================================================================================================================
   At Value(a)                                                                                  $     48,157,653
Cash                                                                                                     477,231
Receivables:
   Fund Shares Sold                                                                                      331,338
   Dividends and Interest                                                                                823,136
Prepaid Expenses and Other Assets                                                                            579
=================================================================================================================
TOTAL ASSETS                                                                                          49,789,937
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                     1,412,732
   Fund Shares Repurchased                                                                               223,462
Accrued Expenses and Other Payables                                                                       11,229
=================================================================================================================
TOTAL LIABILITIES                                                                                      1,647,423
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     48,142,514
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $     80,060,149
Accumulated Undistributed Net Investment Income                                                        7,878,169
Accumulated Undistributed Net Realized Loss on Investment Securities                                 (21,680,622)
Net Depreciation of Investment Securities                                                            (18,115,182)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     48,142,514
=================================================================================================================
Shares Outstanding                                                                                     6,884,052
NET ASSET VALUE, Offering and Redemption Price per Share                                        $           6.99
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $4,256,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                           HIGH
                                                                                                           YIELD
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        137,466
Dividends from Affiliated Investment Companies                                                            24,428
Interest                                                                                               1,995,142
=================================================================================================================
   TOTAL INCOME                                                                                        2,157,036
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 158,728
Administrative Services Fees                                                                              75,105
Custodian Fees and Expenses                                                                                5,373
Directors' Fees and Expenses                                                                               6,050
Professional Fees and Expenses                                                                             9,252
Registration Fees and Expenses                                                                                83
Reports to Shareholders                                                                                   10,919
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             5,942
=================================================================================================================
   TOTAL EXPENSES                                                                                        273,952
   Fees and Expenses Paid Indirectly                                                                        (584)
=================================================================================================================
      NET EXPENSES                                                                                       273,368
=================================================================================================================
NET INVESTMENT INCOME                                                                                  1,883,668
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                                            (7,159,217)
Change in Net Appreciation/Depreciation of Investment Securities                                         761,408
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                                                     (6,397,809)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (4,514,141)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $       1,883,668   $      5,984,610
Net Realized Loss                                                                  (7,159,217)       (12,496,358)
Change in Net Appreciation/Depreciation                                               761,408         (4,704,787)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (4,514,141)       (11,216,535)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0         (5,732,065)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                      18,884,907         60,209,700
Reinvestment of Distributions                                                               0          5,732,065
=================================================================================================================
                                                                                   18,884,907         65,941,765
Amounts Paid for Repurchases of Shares                                            (19,455,826)       (47,166,690)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                      (570,919)        18,775,075
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (5,085,060)         1,826,475
NET ASSETS
Beginning of Period                                                                53,227,574         51,401,099
=================================================================================================================
End of Period (Including Accumulated Undistributed Net Investment
   Income of $7,878,169 and $5,994,501, respectively)                       $      48,142,514   $     53,227,574
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                         2,553,307          6,013,817
Shares Issued from Reinvestment of Distributions                                            0            750,284
=================================================================================================================
                                                                                    2,553,307          6,764,101
Shares Repurchased                                                                 (2,638,378)        (4,899,874)
=================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                                (85,071)         1,864,227
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund (the "Fund", presented herein), Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek a high level of current income by investing primarily in lower rated bonds, other debt securities and preferred stocks. INVESCO Variable Investment Fund, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investment in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies and instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended June 30, 2002, the Fund invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Fund may have elements of risk due to concentrated investments in specific industrys. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                 $   66,753,545
                                                         ================
     Gross Tax Unrealized Appreciation on Investments     $      289,868
     Gross Tax Unrealized Depreciation on Investments        (18,885,760)
                                                         ----------------
     Net Tax Depreciation on Investments                  $  (18,595,892)
                                                         ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund elected to defer post-October 31 capital losses of $2,837,442 to the year ended December 31, 2002.

F. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $24,919,028 and $17,684,884, respectively. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were $365,798 and $0, respectively.

NOTE 4 - TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $160. Unfunded accrued pension costs of $0 and pension liability of $2,763 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period as defined in the Act. A summary of the transactions during the six months ended June 30, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                            REALIZED
                                                         GAIN (LOSS)
                         PURCHASES           SALES                ON
                     -----------------------------------  INVESTMENT    VALUE AT
AFFILIATE            SHARES     COST   SHARES   PROCEEDS  SECURITIES   6/30/2002
--------------------------------------------------------------------------------
INVESCO Treasurer's
   Series Money
   Market Reserve
   Fund              24,413  $24,413        -          -           -  $3,127,348

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund. FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                                  ENDED
                                                JUNE 30                       YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
                                                   2002          2001        2000        1999        1998        1997
                                              UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period         $    7.64     $   10.07   $   11.51   $   11.31   $   12.46   $   11.78
======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.28          0.67        1.12        0.93        0.97        0.78
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (0.93)        (2.17)      (2.46)       0.11       (0.80)       1.26
======================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  (0.65)        (1.50)      (1.34)       1.04        0.17        2.04
======================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income               0.00          0.93        0.10        0.84        0.98        0.78
Distributions from Capital Gains                   0.00          0.00        0.00        0.00        0.34        0.58
======================================================================================================================
TOTAL DISTRIBUTIONS                                0.00          0.93        0.10        0.84        1.32        1.36
======================================================================================================================
Net Asset Value - End of Period               $    6.99     $    7.64   $   10.07   $   11.51   $   11.31   $   12.46
======================================================================================================================

TOTAL RETURN(a)                                  (8.51%)(b)   (14.93%)    (11.68%)      9.20%       1.42%      17.33%

RATIOS
Net Assets - End of Period ($000 Omitted)     $  48,143     $  53,228   $  51,401   $  58,379   $  42,026   $  30,881
Ratio of Expenses to Average Net Assets(c)(d)     0.51%(b)      1.02%       1.05%       1.05%       0.85%       0.83%
Ratio of Net Investment Income to
   Average Net Assets(d)                          3.53%(b)      9.56%       9.94%       8.81%       8.99%       8.67%
Portfolio Turnover Rate                             48%(b)       109%        118%        143%        245%        344%

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94%, and ratio of net investment income to average net assets would have been 8.56%.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S93   9362  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-LEISURE FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-LEISURE FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - LEISURE Fund

This line graph compares the value of a $10,000 investment in VIF - Leisure Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


            VIF - Leisure Fund      S&P 500 Index(2)

5/02        $10,000                 $10,000
6/02        $9,010                  $9,219

From the fund's inception May 1, 2002 through June 30, 2002, the value of VIF-Leisure Fund declined 9.90%. During the same period, the fund's benchmark, the S&P 500 Index, declined 7.81%. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------
               VIF-LEISURE FUND
    CUMULATIVE TOTAL RETURN AS OF 6/30/02(1)

Since inception (5/02)               (9.90%)
--------------------------------------------

Since the fund was introduced on May 1, 2002, the stock market has endured a difficult period. First, rising geopolitical tensions and corporate profit worries subverted the market's confidence. Later, the market was forced to contend with more corporate accounting scandals, which exacerbated investors' already dour mood.

The primary cause of the fund's performance shortfall was its stake in Omnicom Group, the advertising agency. Omnicom declined sharply, as investors questioned the means by which the company accounted for several acquisitions. We have investigated Omnicom's accounting and believe the company has not done anything improper. Instead, we consider the company to be a victim of the current negative attitude toward acquisitive firms with holding company structures. Indeed, we viewed the sell-off as an opportunity to increase our position in a company with a promising business model that has demonstrated a knack for gaining market share. Omnicom's troubles also spilled over into the rest of the fund's advertising agency exposure, and, once again, we used the volatility as an opportunity to increase our stakes.

Other areas of weakness included the fund's exposure to companies with significant financial leverage, as investors worried about their ability to fulfill capital requirements. The fund's media and entertainment stocks, an area in which we have just recently started to invest, also declined sharply, despite it being one of the strongest years at the movie box office in history and robust "upfront" ad spending.

The fund also saw a few areas of relative outperformance. For example, the fund's toy stocks performed well. And our beer and alcoholic beverage stocks also resisted the downturn, supported by investor speculation about additional consolidation in that industry.

Going forward, our focus continues to be on finding the companies that we believe will emerge as the market's winners three to five years from now. As such, we will not be distracted by short-term perturbations in performance or by mercurial market sentiment. This approach has served us well in the past, and we believe it will work well during the balance of the year.

FUND MANAGEMENT
MARK GREENBERG, CFA
Senior Vice President of INVESCO Funds Group. BSBA, Marquette University. Joined INVESCO in 1996. Began investment career in 1980.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 Index is an unmanaged index of the 500 largest common stocks (in terms of market value), weighted by market capitalization and considered representative of the broad stock market. The index is not managed; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.


-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%        DESCRIPTION                                          NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
LEISURE FUND
80.08    COMMON STOCKS
10.05    ADVERTISING
         Grey Global Group                                                               2        $        1,380
         Harte-Hanks Inc                                                               739                15,186
         JC Decaux SA(a)                                          FR                   652                 8,822
         Omnicom Group                                                               1,357                62,151
         Valassis Communications(a)                                                  1,845                67,343
         WPP Group PLC                                            UK                 1,814                15,319
=================================================================================================================
                                                                                                         170,201
2.03     APPAREL & ACCESSORIES
         Jones Apparel Group(a)                                                        530                19,875
         Polo Ralph Lauren Class A Shrs(a)                                             648                14,515
=================================================================================================================
                                                                                                          34,390
6.77     BREWERS
         Anheuser-Busch Cos                                                            603                30,150
         Carlsberg A/S Class B Shrs                               DA                   772                40,438
         Diageo PLC                                               UK                   324                 4,208
         Heineken NV                                              NL                   827                36,296
         Interbrew                                                BE                   120                 3,445
=================================================================================================================
                                                                                                         114,537
4.42     BROADCASTING - RADIO/TV
         Belo Corp Class A Shrs                                                        649                14,674
         Clear Channel Communications(a)                                               316                10,118
         Fox Kids Europe NV(a)                                    NL                 1,436                16,309
         Granada PLC                                              UK                 2,219                 3,771
         Sinclair Broadcast Group Class A Shrs(a)                                    1,010                14,583
         Spanish Broadcasting System Class A Shrs(a)                                   489                 4,890
         Television Broadcasts Ltd Sponsored ADR
           Representing 2 Ord Shrs                                HK                    76                   647
         Univision Communications Class A Shrs(a)                                      312                 9,797
=================================================================================================================
                                                                                                          74,789
6.82     CABLE & SATELLITE OPERATORS
         Cablevision Systems Class A Shrs(a)                                           640                 6,054
         Cablevision Systems-Rainbow Media Group(a)                                    878                 7,682
         Comcast Corp Class A Shrs(a)                                                  574                13,891
         EchoStar Communications Class A Shrs(a)                                       736                13,660



-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%        DESCRIPTION                                          NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Liberty Media Class A Shrs(a)                                               5,544        $       55,440
         USA Interactive(a)                                                            796                18,666
=================================================================================================================
                                                                                                         115,393
11.04    CASINOS & GAMING
         GTECH Holdings(a)                                                             231                 5,900
         Harrah's Entertainment(a)                                                   2,352               104,311
         International Game Technology(a)                                            1,067                60,499
         MGM MIRAGE(a)                                                                 418                14,108
         Park Place Entertainment(a)                                                   208                 2,132
=================================================================================================================
                                                                                                         186,950
0.38     CONSUMER ELECTRONICS
         Sony Corp Sponsored ADR Representing Ord Shrs            JA                   123                 6,531
=================================================================================================================
1.54     CRUISE LINES
         Carnival Corp                                                                 500                13,845
         Royal Caribbean Cruises Ltd                                                   307                 5,987
         Steiner Leisure Ltd(a)                                                        426                 6,177
=================================================================================================================
                                                                                                          26,009
0.49     DIVERSIFIED FINANCIAL SERVICES
         Pargesa Holding AG Class B Shrs                          SZ                     4                 8,240
=================================================================================================================
0.53     DIVERSIFIED METALS & MINING
         Anglo American PLC ADR Representing Ord Shrs             UK                   546                 8,927
=================================================================================================================
0.43     FOOTWEAR
         NIKE Inc Class B Shrs                                                         135                 7,243
=================================================================================================================
0.32     GENERAL MERCHANDISE STORES
         Tuesday Morning(a)                                                            297                 5,512
=================================================================================================================
7.19     HOTELS
         Accor SA                                                 FR                   192                 7,788
         Cendant Corp(a)                                                               922                14,641
         Extended Stay America(a)                                                      345                 5,596
         Hilton Hotels                                                                 465                 6,464
         Marriott International Class A Shrs                                           969                36,870
         Millennium & Copthorne Hotels PLC                        UK                 1,416                 6,562
         NH Hoteles SA(a)                                         SP                   754                 9,457
         Starwood Hotels & Resorts Worldwide Paired Certificates                     1,044                34,337
=================================================================================================================
                                                                                                         121,715
0.23     INDUSTRIAL CONGLOMERATES
         Compagnie National a Portefeuille                        BE                    34                 3,862
=================================================================================================================
3.85     INVESTMENT COMPANIES
         i Shares Trust
           Russell 1000 Index Fund                                                     263                13,715
           Russell 3000 Index Fund                                                     273                15,048
           S&P 500 Index Fund                                                          183                18,121
         Standard & Poor's Depositary Receipts Trust Series 1 Shrs                     185                18,308
=================================================================================================================
                                                                                                          65,192


-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%        DESCRIPTION                                          NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.88     LEISURE FACILITIES
         Cedar Fair LP                                                                 176        $        4,182
         Intrawest Corp                                           CA                   714                12,124
         Six Flags(a)                                                                  975                14,089
         Vail Resorts(a)                                                                81                 1,385
=================================================================================================================
                                                                                                          31,780
6.07     LEISURE PRODUCTS
         Activision Inc(a)                                                             256                 7,439
         Electronic Arts(a)                                                             55                 3,633
         Hasbro Inc                                                                    249                 3,376
         Mattel Inc                                                                  4,188                88,283
=================================================================================================================
                                                                                                         102,731
7.93     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                          1,561                22,962
         Disney (Walt) Co                                                            1,051                19,864
         Gemstar-TV Guide International(a)                                             259                 1,396
         Groupe Bruxelles Lambert SA                              BE                   597                31,190
         Metro-Goldwyn-Mayer Inc(a)                                                  1,389                16,251
         Pixar Inc(a)                                                                  183                 8,070
         Regal Entertainment Group Class A Shrs(a)                                     234                 5,457
         Viacom Inc
           Class A Shrs(a)                                                             166                 7,380
           Class B Shrs(a)                                                             424                18,813
         Vivendi Universal SA Sponsored ADR Representing Ord Shrs FR                   132                 2,838
=================================================================================================================
                                                                                                         134,221
5.46     PUBLISHING & PRINTING
         Gannett Co                                                                    239                18,140
         Knight-Ridder Inc                                                             405                25,495
         McClatchy Co Class A Shrs                                                     185                11,886
         McGraw-Hill Cos                                                               138                 8,239
         Media General Class A Shrs                                                     91                 5,460
         New York Times Class A Shrs                                                   253                13,030
         Scripps (E W) Co Class A Shrs                                                 132                10,164
=================================================================================================================
                                                                                                          92,414
0.26     REAL ESTATE MANAGEMENT & DEVELOPMENT
         ResortQuest International(a)                                                  770                 4,389
=================================================================================================================
1.13     RESTAURANTS
         CBRL Group                                                                    446                13,612
         Yum! Brands(a)                                                                188                 5,499
=================================================================================================================
                                                                                                          19,111
0.14     SPECIALTY STORES
         Toys "R" Us(a)                                                                135                 2,358
=================================================================================================================
0.51     TELECOMMUNICATIONS EQUIPMENT
         General Motors Class H Shrs(a)                                                831                 8,642
=================================================================================================================



-----------------------------------------------------------------------------------------------------------------
                                                             COUNTRY             SHARES OR
                                                             CODE IF             PRINCIPAL
%        DESCRIPTION                                          NON US                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.61     TOBACCO
         Philip Morris                                                                 237        $       10,352
=================================================================================================================
         TOTAL COMMON STOCKS (COST $1,437,896)                                                         1,355,489
=================================================================================================================
1.61     PREFERRED STOCKS
1.06     MOVIES & ENTERTAINMENT
         News Corp Ltd Sponsored ADR Representing 4 Pfd
           Ltd Voting Shrs                                        AS                   909                17,953
=================================================================================================================
0.55     SOFT DRINKS
         Companhia de Bebidas dos Americas Sponsored ADR
           Representing 100 Pfd Shrs                              BR                   593                 9,215
=================================================================================================================
         TOTAL PREFERRED STOCKS (COST $30,031)                                                            27,168
=================================================================================================================
18.31    SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002
           due 7/1/2002 at 1.900%, repurchased at $310,049
           (Collateralized by Fannie Mae, Benchmark Notes, due
           8/15/2004 at 6.500%, value $316,696) (Cost $310,000)             $      310,000               310,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $1,777,927)                                                                        $    1,692,657
=================================================================================================================

(a) Security is non-income producing.

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                                   % OF
                              COUNTRY        INVESTMENT
                                 CODE        SECURITIES                 VALUE
--------------------------------------------------------------------------------
Australia                          AS              1.06%     $         17,953
Belgium                            BE              2.27                38,497
Brazil                             BR              0.54                 9,215
Canada                             CA              0.72                12,124
Denmark                            DA              2.39                40,438
France                             FR              1.15                19,448
Hong Kong                          HK              0.04                   647
Japan                              JA              0.38                 6,531
Netherlands                        NL              3.11                52,605
Spain                              SP              0.56                 9,457
Switzerland                        SZ              0.49                 8,240
United Kingdom                     UK              2.29                38,787
United States                                     85.00             1,438,715
--------------------------------------------------------------------------------
                                                 100.00%     $      1,692,657
--------------------------------------------------------------------------------

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                         LEISURE
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $      1,777,927
=================================================================================================================
   At Value(a)                                                                                  $      1,692,657
Cash                                                                                                      61,872
Foreign Currency (Cost $4,055)                                                                             4,057
Receivables:
   Fund Shares Sold                                                                                       30,968
   Dividends and Interest                                                                                    387
Appreciation on Forward Foreign Currency Contracts                                                           215
Prepaid Expenses and Other Assets                                                                            461
=================================================================================================================
TOTAL ASSETS                                                                                           1,790,617
=================================================================================================================
LIABILITIES
Payable for Investment Securities Purchased                                                              318,715
Accrued Expenses and Other Payables                                                                        4,183
=================================================================================================================
TOTAL LIABILITIES                                                                                        322,898
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      1,467,719
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $      1,554,431
Accumulated Undistributed Net Investment Loss                                                               (274)
Accumulated Undistributed Net Realized Loss on Investment Securities
   and Foreign Currency Transactions                                                                      (1,252)
Net Depreciation of Investment Securities and Foreign Currency Transactions                              (85,186)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      1,467,719
=================================================================================================================
Shares Outstanding                                                                                       162,972
NET ASSET VALUE, Offering and Redemption Price per Share                                        $           9.01
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $310,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
PERIOD ENDED JUNE 30, 2002 (NOTE 1)
UNAUDITED

                                                                                                         LEISURE
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $            741
Interest                                                                                                     185
   Foreign Taxes Withheld                                                                                    (34)
=================================================================================================================
   TOTAL INCOME                                                                                              892
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                     710
Administrative Services Fees                                                                               1,918
Custodian Fees and Expenses                                                                                3,096
Professional Fees and Expenses                                                                             4,183
Transfer Agent Fees                                                                                          833
=================================================================================================================
   TOTAL EXPENSES                                                                                         10,740
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                            (9,435)
   Fees and Expenses Paid Indirectly                                                                        (139)
=================================================================================================================
      NET EXPENSES                                                                                         1,166
=================================================================================================================
NET INVESTMENT LOSS                                                                                         (274)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on:
   Investment Securities                                                                                  (1,173)
   Foreign Currency Transactions                                                                             (79)
=================================================================================================================
      Total Net Realized Loss                                                                             (1,252)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                                 (92,112)
   Foreign Currency Transactions                                                                           6,926
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                      (85,186)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                                                                         (86,438)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $        (86,712)
=================================================================================================================
See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
LEISURE FUND

                                                                                                          PERIOD
                                                                                                           ENDED
                                                                                                         JUNE 30
-----------------------------------------------------------------------------------------------------------------
                                                                                                            2002
                                                                                                         (Note 1)
                                                                                                       UNAUDITED
OPERATIONS
Net Investment Loss                                                                             $           (274)
Net Realized Loss                                                                                         (1,252)
Change in Net Appreciation/Depreciation                                                                  (85,186)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                               (86,712)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                                          1,715,041
Amounts Paid for Repurchases of Shares                                                                  (160,610)
=================================================================================================================
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                                        1,554,431
=================================================================================================================
TOTAL INCREASE IN NET ASSETS                                                                           1,467,719
NET ASSETS
Beginning of Period                                                                                            0
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($274))                                                               $      1,467,719
=================================================================================================================

           ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                                              179,283
Shares Repurchased                                                                                       (16,311)
=================================================================================================================
NET INCREASE IN FUND SHARES                                                                              162,972
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund ("the Fund", presented herein), Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. The Fund commenced investment operations on May 1, 2002. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral maybe subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                     $    1,778,099
                                                             ================
     Gross Tax Unrealized Appreciation on Investments         $        7,494
     Gross Tax Unrealized Depreciation on Investments                (92,936)
                                                             ----------------
     Net Tax Depreciation on Investments                      $      (85,442)
                                                             ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

H. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the period ended June 30, 2002. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $1,472,027 and $2,928, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses, unfunded accrued pension costs and pension liabilities were insignificant for the period ended June 30, 2002.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the period ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the period ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the period ended June 30, 2002, there were no such borrowings for the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LEISURE FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                      PERIOD
                                                                       ENDED
                                                                     JUNE 30
--------------------------------------------------------------------------------
                                                                     2002(a)
                                                                   UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period                           $      10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                                                 (0.00)
Net Losses on Securities (Both Realized and Unrealized)                (0.99)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (0.99)
================================================================================
Net Asset Value - End of Period                                 $       9.01
================================================================================

TOTAL RETURN(c)                                                       (9.90%)(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                       $      1,468
Ratio of Expenses to Average Net Assets(e)(f)                          0.23%(d)
Ratio of Net Investment Loss to Average Net Assets(f)                 (0.05%)(d)
Portfolio Turnover Rate                                                   0%(d)

(a) From May 1, 2002, commencement of investment operations, to June 30, 2002.

(b) Net Investment Loss aggregrated less than $0.01 on a per share basis.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended June 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.89%, and ratio of net investment loss to average net assets would have been (1.71%).

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S778   9373  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-REAL ESTATE  OPPORTUNITY FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-REAL ESTATE OPPORTUNITY FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - REAL ESTATE OPPORTUNITY FUND

This line graph compares the value of a $10,000 investment in VIF - Real Estate Opportunity Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the NAREIT-Equity REIT Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


            VIF - Real Estate                           NAREIT-Equity REIT
            Opportunity Fund     S&P 500 Index(2)       Index(2)

4/98        $10,000              $10,000                $10,000
6/98        $9,500               $10,332                $9,541
6/99        $8,974               $12,683                $8,684
6/00        $9,764               $13,602                $8,947
6/01        $10,890              $11,586                $11,134
6/02        $12,255              $9,503                 $12,939

For the six-month period ended June 30, 2002, the value of your shares rose 13.74%. This return was in line with the NAREIT-Equity REIT Index, which rose 13.68%. The fund significantly outperformed the S&P 500 Index, which declined 13.16% during the period. (Of course, past performance is not a guarantee of future results.)(1),(2)

-----------------------------------------------------
             VIF-REAL ESTATE OPPORTUNITY FUND
     AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                         12.54%
-----------------------------------------------------
3 years                                        10.94%
-----------------------------------------------------
Since inception (4/98)                          4.90%
-----------------------------------------------------

The bear market in stocks persisted during the first six months of 2002, but real estate investment trusts (REITS) enjoyed another strong period. Once again, REITs served as a counter-trade to the rest of the market, as investors rotated out of more aggressive investments in favor of opportunities believed to be more stable. REITs, with their relatively consistent revenues, strong fundamentals and high dividend yields, have been a favorite of risk-averse investors for nearly two years.

Although the fund saw strong performance from all of its REIT exposure, some sub-sectors performed better than others. For example, the fund's holdings in the regional mall, diversified, and industrial property types stood out. Individual winners included General Growth Properties in retail and ProLogis in industrials.

Meanwhile, the fund's office and apartment REITs underperformed the rest of the REIT universe, pressured by lower demand due to the soft economy. Even so, they still outperformed the broader market.

Going forward, we are cautiously optimistic about the REIT group. It continues to offer a competitive dividend yield and remains well within historical valuation norms. Even more compelling, though, are the group's financial results, which have held up well despite the economic downturn. Should volatility in the broader market persist, investors could continue to appreciate the group's relatively stable fundamentals.

We continue to favor office REITs, as the group continues trade at a discount to historical valuations. And, while the sub-sector has seen a modest deterioration in its fundamentals, the market has already accounted for the downturn. We are also enthusiastic about regional mall REITs, another group that appears inexpensive in an historical context, yet has reported strong operating results.

FUND MANAGEMENT
SEAN D. KATOF
Vice  President,   INVESCO  Funds  Group.  BSBA,  University  of  Colorado;  MS,
University of Colorado-Denver. Joined INVESCO in 1994. Began investment career in 1994.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NAREIT-EQUITY REIT INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE U.S. REAL ESTATE INVESTMENT TRUST MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX. SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

THE REAL ESTATE INDUSTRY IS HIGHLY CYCLICAL, AND THE VALUE OF SECURITIES ISSUED BY COMPANIES DOING BUSINESS IN THAT SECTOR MAY FLUCTUATE WIDELY.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND
94.31    COMMON STOCKS
1.67     CASINOS & GAMING
         Harrah's Entertainment(a)                                                     950        $       42,133
         Park Place Entertainment(a)                                                10,400               106,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                         148,733
0.74     HOME IMPROVEMENT RETAIL
         Home Depot                                                                  1,800                66,114
=================================================================================================================
1.80     HOMEBUILDING
         Beazer Homes USA(a)                                                         2,000               160,000
=================================================================================================================
0.79     HOTELS
         Cendant Corp(a)                                                             4,400                69,872
=================================================================================================================
2.89     INVESTMENT COMPANIES
         iShares Trust Cohen & Steers Realty Majors Index Fund                       2,800               257,208
=================================================================================================================
1.05     IT CONSULTING & SERVICES
         Veridian Corp(a)                                                            4,100                93,070
=================================================================================================================
0.57     LEISURE FACILITIES
         Intrawest Corp                                                              3,000                50,940
=================================================================================================================
2.96     PAPER PRODUCTS
         Bowater Inc                                                                 3,200               173,984
         Plum Creek Timber                                                           2,900                89,030
=================================================================================================================
                                                                                                         263,014
78.73    REAL ESTATE INVESTMENT TRUSTS
         Annaly Mortgage Management                                                  3,300                64,020
         Archstone-Smith Trust                                                      10,650               284,355
         Boston Properties                                                           7,200               287,640
         Brandywine Realty Trust SBI                                                 8,900               230,510
         CarrAmerica Realty                                                          6,600               203,610
         CBL & Associates Properties                                                 6,400               259,200
         Commercial Net Lease Realty                                                16,100               257,600
         Developers Diversified Realty                                              12,500               281,250
         EastGroup Properties                                                       10,200               261,120
         Equity Office Properties Trust                                              8,400               252,840
         Equity Residential SBI                                                      7,500               215,625
         General Growth Properties                                                   6,100               311,100
         Health Care Property Investors                                              6,800               291,720
         Healthcare Realty Trust                                                     8,800               281,600
         Home Properties of New York                                                 5,000               189,700
         HRPT Properties Trust SBI                                                  14,300               126,555
         IRT Property                                                                9,500               121,030
         Koger Equity                                                                4,800                92,640


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         MeriStar Hospitality                                                        8,600        $      131,150
         Parkway Properties                                                          2,300                83,674
         Prentiss Properties Trust SBI                                               7,400               234,950
         ProLogis SBI                                                               12,314               320,164
         PS Business Parks                                                           8,600               300,570
         Public Storage                                                              3,700               137,270
         Rouse Co                                                                    8,300               273,900
         Simon Property Group                                                        8,000               294,720
         SL Green Realty                                                             7,100               253,115
         Thornburg Mortgage                                                          3,800                74,784
         United Dominion Realty Trust                                               16,100               253,575
         Universal Health Realty Income Trust SBI                                    7,800               205,920
         Vornado Realty Trust SBI                                                    6,600               304,920
         Weingarten Realty Investors SBI                                             3,450               122,130
=================================================================================================================
                                                                                                       7,002,957
3.11     REAL ESTATE MANAGEMENT & DEVELOPMENT
         Catellus Development(a)                                                     6,200               126,604
         St Joe                                                                      5,000               150,100
=================================================================================================================
                                                                                                         276,704
         TOTAL COMMON STOCKS (COST $7,850,864)                                                         8,388,612
=================================================================================================================
5.69     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $506,080 (Collateralized by
           Fannie Mae, Benchmark Notes, due 8/15/2004 at 6.500%,
           value $518,726) (Cost $506,000)                                  $      506,000               506,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $8,356,864)                                                                        $    8,894,612
=================================================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                     REAL ESTATE
                                                                                                     OPPORTUNITY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $      8,356,864
=================================================================================================================
   At Value(a)                                                                                  $      8,894,612
Cash                                                                                                      31,853
Receivables:
   Fund Shares Sold                                                                                       51,361
   Dividends and Interest                                                                                 28,616
Prepaid Expenses and Other Assets                                                                            630
=================================================================================================================
TOTAL ASSETS                                                                                           9,007,072
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                       109,220
   Fund Shares Repurchased                                                                                 9,979
Accrued Expenses and Other Payables                                                                        5,005
=================================================================================================================
TOTAL LIABILITIES                                                                                        124,204
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      8,882,868
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $      8,136,298
Accumulated Undistributed Net Investment Income                                                          231,537
Accumulated Undistributed Net Realized Loss on Investment Securities                                     (22,715)
Net Appreciation of Investment Securities                                                                537,748
=================================================================================================================
NET ASSETS AT VALUE                                                                             $      8,882,868
=================================================================================================================
Shares Outstanding                                                                                       783,607
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          11.34
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $506,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                     REAL ESTATE
                                                                                                     OPPORTUNITY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        124,547
Interest                                                                                                   3,754
=================================================================================================================
   TOTAL INCOME                                                                                          128,301
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                  24,138
Administrative Services Fees                                                                              12,107
Custodian Fees and Expenses                                                                                3,078
Directors' Fees and Expenses                                                                               5,091
Professional Fees and Expenses                                                                             8,723
Registration Fees and Expenses                                                                                17
Reports to Shareholders                                                                                    2,181
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                               386
=================================================================================================================
   TOTAL EXPENSES                                                                                         58,221
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                           (21,912)
   Fees and Expenses Paid Indirectly                                                                        (219)
=================================================================================================================
      NET EXPENSES                                                                                        36,090
=================================================================================================================
NET INVESTMENT INCOME                                                                                     92,211
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                                                               257,739
Change in Net Appreciation/Depreciation of Investment Securities                                         314,616
=================================================================================================================
NET GAIN ON INVESTMENT SECURITIES                                                                        572,355
=================================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                      $        664,566
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $          92,211   $        140,009
Net Realized Gain (Loss)                                                              257,739           (246,672)
Change in Net Appreciation/Depreciation                                               314,616             89,283
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                 664,566            (17,380)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0            (48,063)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                       6,204,450          7,182,050
Reinvestment of Distributions                                                               0             48,063
=================================================================================================================
                                                                                    6,204,450          7,230,113
Amounts Paid for Repurchases of Shares                                             (2,709,515)        (4,897,030)
=================================================================================================================
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                     3,494,935          2,333,083
=================================================================================================================
TOTAL INCREASE IN NET ASSETS                                                        4,159,501          2,267,640
NET ASSETS
Beginning of Period                                                                 4,723,367          2,455,727
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $231,537 and $139,326, respectively)            $       8,882,868   $      4,723,367
=================================================================================================================

      ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                           566,326            727,773
Shares Issued from Reinvestment of Distributions                                            0              4,819
=================================================================================================================
                                                                                      566,326            732,592
Shares Repurchased                                                                   (256,575)          (500,628)
=================================================================================================================
NET INCREASE IN FUND SHARES                                                           309,751            231,964
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund (the "Fund", presented herein), Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation and income on securities principally engaged in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries. Such investments may subject the Fund to additional risks resulting from future political or economic conditions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                  $    8,372,558
                                                          ================
     Gross Tax Unrealized Appreciation on Investments      $      588,563
     Gross Tax Unrealized Depreciation on Investments             (66,509)
                                                          ----------------
     Net Tax Appreciation on Investments                   $      522,054
                                                          ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital losses of $7,880 to the year ended December 31, 2002.

F. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.90% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the six months ended June 30, 2002. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $7,283,234 and $3,937,161, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Director's Fess and Expenses in the Statement of Operations were $12. Unfunded accrued pension costs of $0 and pension liability of $35 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

--------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                                            PERIOD
                                                      ENDED                                             ENDED
                                                    JUNE 30           YEAR ENDED DECEMBER 31      DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                                       2002        2001        2000        1999          1998(a)
                                                  UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period             $    9.97   $   10.15   $    7.91   $    8.22     $   10.00
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(b)                               0.00        0.20        0.15        0.29          0.29
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                      1.37       (0.28)       2.11       (0.28)        (1.88)
====================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                       1.37       (0.08)       2.26        0.01         (1.59)
====================================================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                   0.00        0.10        0.02        0.32          0.19
====================================================================================================================
Net Asset Value - End of Period                   $   11.34   $    9.97   $   10.15 $      7.91     $    8.22
====================================================================================================================

TOTAL RETURN(c)                                      13.74%(d)   (0.76%)     28.63%       0.35%       (15.88%)(d)

RATIOS
Net Assets - End of Period ($000 Omitted)         $   8,883   $   4,723   $   2,456   $     625     $     501
Ratio of Expenses to Average Net Assets(e)(f)         0.67%(d)    1.38%       1.73%       1.92%         1.90%(g)
Ratio of Net Investment Income to
   Average Net Assets(f)                              1.71%(d)    4.35%       3.96%       4.25%         4.94%(g)
Portfolio Turnover Rate                                 75%(d)     163%        168%        465%(h)       200%(d)(i)

(a) From April 1, 1998, commencement of investment operations, to December 31, 1998.

(b) Net Investment Income aggregated less than $0.01 on a per share basis for the six months ended June 30, 2002.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2002, the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 2.70%, 5.28%, 9.72% and
    8.54% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 1.30%, 3.03%, 0.41%, (3.55%) and (1.70%) (annualized), respectively.

(g) Annualized

(h) Portfolio Turnover was greater than expected due to active trading undertaken in response to market conditions.

(i) Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S17  9372  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-SMALL COMPANY GROWTH FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-SMALL COMPANY GROWTH FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - SMALL COMPANY GROWTH FUND

This line graph compares the value of a $10,000 investment in VIF - Small Company Growth Fund to the value of a $10,000 investment in the Russell 2000 Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

                                                Russell 2000
                                                Growth
            VIF - Small Company Growth Fund     Index(2)

8/97        $10,000                             $10,000
6/98        $10,930                             $10,454
6/99        $13,054                             $11,322
6/00        $23,746                             $14,536
6/01        $17,230                             $11,143
6/02        $12,275                             $8,357


For the six-month period ended June 30, 2002, the value of your shares declined 19.57%, compared with a 17.35% loss in the Russell 2000 Growth Index during the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

------------------------------------------------
         VIF-SMALL COMPANY GROWTH FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (28.76%)
------------------------------------------------
3 years                                  (2.03%)
------------------------------------------------
Since inception (8/97)                    4.32%
------------------------------------------------

With investors worried about the economy, the potential for more terrorist attacks, and the state of corporate accounting in America, the market favored investments believed to be more defensive, such as bonds and value stocks. As a result, growth stocks, which typically possess a more aggressive risk/reward profile, underperformed. Given our bias toward growth-oriented companies, this trend negatively affected the fund's performance during the period.

The fund's exposure to the technology sector was particularly detrimental, as tech stocks representing a variety of industries continued to feel the brunt of the market downturn. Indeed, depressed corporate spending on information technology infrastructure as well as investors' general avoidance of tech stocks took a heavy toll on our software, communications equipment, semiconductor, and computer holdings. Even tech industries that derive sales from consumers disappointed in the first half -- in spite of an overall upswing in fundamentals from many consumer-driven companies.

Our health care holdings also hampered performance in the first half. Holdings within the biotechnology sub-sector were especially weak, held back by a steady stream of unfavorable results from clinical trials. Unfortunately, health care equipment and pharmaceutical stocks were unable to provide much support.

There were some bright spots for the fund, however. The fund's energy stocks strongly outperformed as oil prices gained ground. Specifically, a number of our equipment and services names, including Patterson-UTI Energy and Precision Drilling, posted impressive gains. The fund's consumer discretionary, consumer staples, and industrial stocks also enjoyed relative success during the first half.

Looking ahead, we believe the economy is making progress in its recovery -- though this has not been reflected in the stock market's performance. Indeed, stocks and fundamentals appear to have decoupled, prompting us to position the portfolio more defensively. Although it seems that investors have become overly pessimistic, we have no way to accurately predict when confidence will return. Therefore, we believe a cautious approach -- even though it might result in missing some early upside in the event of a sudden rebound -- is more appropriate in the current environment.

FUND MANAGEMENT
STACIE L. COWELL, CFA
Senior Vice President, INVESCO Funds Group. BA, Colgate University; MS in Finance, University of Colorado. Joined INVESCO in 1996. Began investment career in 1989.

CAMERON COOKE
Co-Portfolio Manager, INVESCO Funds Group. BA in Economics, University of North Carolina at Chapel Hill. Joined INVESCO in 2000. Began investment career in 1996.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

INVESTMENTS IN SMALL, DEVELOPING COMPANIES CARRY GREATER RISK THAN INVESTMENTS IN LARGER, MORE ESTABLISHED COMPANIES. THE SECURITIES OF SMALL COMPANIES TEND TO MOVE UP AND DOWN MORE RAPIDLY THAN THE SECURITIES PRICES OF LARGER, MORE ESTABLISHED COMPANIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
86.84    COMMON STOCKS
0.67     AEROSPACE & DEFENSE
         Alliant Techsystems(a)                                                      3,600        $      229,680
=================================================================================================================
0.91     APPAREL & ACCESSORIES
         Aeropostale Inc(a)                                                          2,000                54,740
         Coach Inc(a)                                                                4,700               258,030
=================================================================================================================
                                                                                                         312,770
3.53     APPAREL RETAIL
         American Eagle Outfitters(a)                                               10,000               211,400
         AnnTaylor Stores(a)                                                         9,400               238,666
         Stage Stores(a)                                                            11,300               392,562
         Too Inc(a)                                                                  8,500               261,800
         Urban Outfitters(a)                                                         3,200               111,104
=================================================================================================================
                                                                                                       1,215,532
3.26     APPLICATION SOFTWARE
         Aspen Technology(a)                                                        15,900               132,606
         Cerner Corp(a)                                                              4,100               196,103
         Henry (Jack) & Associates                                                   9,180               153,214
         Manugistics Group(a)                                                       12,300                75,153
         Quest Software(a)                                                          12,300               178,719
         Retek Inc(a)                                                                8,300               201,690
         T-HQ Inc(a)                                                                 6,150               183,393
=================================================================================================================
                                                                                                       1,120,878
0.66     AUTO PARTS & EQUIPMENT
         O'Reilly Automotive(a)                                                      4,100               112,996
         Tower Automotive(a)                                                         8,200               114,390
=================================================================================================================
                                                                                                         227,386
6.98     BANKS
         City National                                                               8,790               472,462
         Commerce Bancorp                                                            8,000               353,600
         Cullen/Frost Bankers                                                        7,000               251,650
         Greater Bay Bancorp                                                        10,900               335,284
         Investors Financial Services                                               18,800               630,552
         Silicon Valley Bancshares(a)                                               13,600               358,496
=================================================================================================================
                                                                                                       2,402,044
2.19     BIOTECHNOLOGY
         Biotech HOLDRs Trust Depository Receipts(b)                                 2,300               191,360


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Cephalon Inc(a)                                                             5,700        $      257,640
         Scios Inc(a)                                                                9,900               303,039
=================================================================================================================
                                                                                                         752,039
2.83     BROADCASTING - RADIO/TV
         Cumulus Media Class A Shrs(a)                                              11,900               163,982
         Entravision Communications Class A Shrs(a)                                 26,800               328,300
         Lin TV Corp Class A Shrs(a)                                                 4,600               124,384
         Radio One Class D Shrs(a)                                                  16,700               248,329
         Regent Communications(a)                                                   15,200               107,297
=================================================================================================================
                                                                                                         972,292
0.49     CASINOS & GAMING
         Alliance Gaming(a)                                                         13,800               168,636
=================================================================================================================
1.05     CATALOG RETAIL
         Insight Enterprises(a)                                                     14,350               361,476
=================================================================================================================
0.34     COMPUTER HARDWARE
         Concurrent Computer(a)                                                     25,500               118,575
=================================================================================================================
0.08     CONSUMER FINANCE
         iDine Rewards Network(a)                                                    2,500                28,750
=================================================================================================================
1.01     DIVERSIFIED COMMERCIAL SERVICES
         Corporate Executive Board(a)                                               10,100               345,925
=================================================================================================================
0.70     DRUG RETAIL
         Duane Reade(a)                                                              7,100               241,755
=================================================================================================================
3.43     EDUCATION SERVICES
         Career Education(a)                                                         9,700               436,500
         Corinthian Colleges(a)                                                     16,600               562,574
         University of Phoenix Online(a)                                             6,133               181,659
=================================================================================================================
                                                                                                       1,180,733
1.01     ELECTRICAL COMPONENTS & EQUIPMENT
         Aeroflex Inc(a)                                                            34,220               237,829
         Microsemi Corp(a)                                                          16,700               110,220
=================================================================================================================
                                                                                                         348,049
2.36     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Itron Inc(a)                                                                4,300               112,789
         Millipore Corp(a)                                                           5,300               169,494
         OSI Systems(a)                                                              9,500               188,385
         Plexus Corp(a)                                                             11,100               200,910
         Sipex Corp(a)                                                              29,103               142,285
=================================================================================================================
                                                                                                         813,863
1.78     EMPLOYMENT SERVICES
         FTI Consulting(a)                                                           6,600               231,066
         Heidrick & Struggles International(a)                                      19,100               381,427
=================================================================================================================
                                                                                                         612,493


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.22     ENVIRONMENTAL SERVICES
         Stericycle Inc(a)                                                          12,200        $      432,002
         Waste Connections(a)                                                       10,600               331,144
=================================================================================================================
                                                                                                         763,146
1.00     FOOD DISTRIBUTORS
         Performance Food Group(a)                                                  10,200               345,372
=================================================================================================================
0.83     FOOD RETAIL
         United Natural Foods(a)                                                     5,500               107,250
         Whole Foods Market(a)                                                       3,700               178,414
=================================================================================================================
                                                                                                         285,664
1.56     GENERAL MERCHANDISE STORES
         Ross Stores                                                                 8,200               334,150
         Tuesday Morning(a)                                                         10,900               202,304
=================================================================================================================
                                                                                                         536,454
4.11     HEALTH CARE DISTRIBUTORS & SERVICES
         Accredo Health(a)                                                           5,000               230,700
         D & K Healthcare Resources                                                  8,400               296,184
         DaVita Inc(a)                                                               6,200               147,560
         Pharmaceutical Product Development(a)                                      11,700               308,178
         Renal Care Group(a)                                                         6,200               193,130
         United Surgical Partners International(a)                                   7,800               237,978
=================================================================================================================
                                                                                                       1,413,730
2.14     HEALTH CARE EQUIPMENT
         CTI Molecular Imaging(a)                                                    9,400               215,636
         Noven Pharmaceuticals(a)                                                   10,700               272,850
         Varian Medical Systems(a)                                                   6,100               247,355
=================================================================================================================
                                                                                                         735,841
1.54     HEALTH CARE FACILITIES
         Province Healthcare(a)                                                     23,762               531,318
=================================================================================================================
0.51     INDUSTRIAL MACHINERY
         Kennametal Inc                                                              4,800               175,680
=================================================================================================================
1.34     INSURANCE BROKERS
         Gallagher (Arthur J) & Co                                                   6,500               225,225
         Hub International Ltd                                                      15,700               236,756
=================================================================================================================
                                                                                                         461,981
1.75     INTERNET SOFTWARE & SERVICES
         Overture Services(a)                                                       14,800               369,704
         PEC Solutions(a)                                                            9,600               229,632
         SkillSoft Corp(a)                                                             400                 3,140
=================================================================================================================
                                                                                                         602,476
2.88     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Affiliated Managers Group(a)                                                3,550               218,325
         Eaton Vance                                                                 6,500               202,800
         Raymond James Financial                                                    11,200               318,864


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Waddell & Reed Financial Class A Shrs                                      11,000        $      252,120
=================================================================================================================
                                                                                                         992,109
2.64     IT CONSULTING & SERVICES
         Anteon International(a)                                                     5,000               126,400
         BISYS Group(a)                                                              5,000               166,500
         Manhattan Associates(a)                                                     7,600               244,416
         SRA International Class A Shrs(a)                                           1,500                40,470
         Tier Technologies Class B Shrs(a)                                          18,580               331,096
=================================================================================================================
                                                                                                         908,882
0.65     LEISURE FACILITIES
         Intrawest Corp                                                             13,175               223,712
=================================================================================================================
2.27     MANAGED HEALTH CARE
         Cross Country(a)                                                           10,700               404,460
         First Health Group(a)                                                      13,500               378,540
=================================================================================================================
                                                                                                         783,000
0.42     METAL & GLASS CONTAINERS
         Crown Cork & Seal(a)                                                       21,100               144,535
=================================================================================================================
0.14     MOVIES & ENTERTAINMENT
         Pixar Inc(a)                                                                1,100                48,510
=================================================================================================================
3.11     OIL & GAS DRILLING
         Patterson-UTI Energy(a)                                                    15,300               431,919
         Precision Drilling(a)                                                       8,400               291,816
         Pride International(a)                                                     22,200               347,652
=================================================================================================================
                                                                                                       1,071,387
2.56     OIL & GAS EQUIPMENT & SERVICES
         Cal Dive International(a)                                                   2,895                63,690
         FMC Technologies(a)                                                        14,000               290,640
         Maverick Tube(a)                                                           12,800               192,000
         Smith International(a)                                                      4,900               334,131
=================================================================================================================
                                                                                                         880,461
0.56     OIL & GAS EXPLORATION & PRODUCTION
         Evergreen Resources(a)                                                      4,500               191,250
=================================================================================================================
1.31     PACKAGED FOODS
         American Italian Pasta Class A Shrs(a)                                      8,810               449,222
=================================================================================================================
0.16     PERSONAL PRODUCTS
         Playtex Products(a)                                                         4,125                53,419
=================================================================================================================
2.17     PHARMACEUTICALS
         Atrix Laboratories(a)                                                      10,900               242,525
         First Horizon Pharmaceutical(a)                                            13,250               274,142
         Neurocrine Biosciences(a)                                                   5,400               154,710
         NPS Pharmaceuticals(a)                                                      5,000                76,600
=================================================================================================================
                                                                                                         747,977


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.87     PUBLISHING & PRINTING
         Getty Images(a)                                                             6,700        $      145,859
         McClatchy Co Class A Shrs                                                   2,400               154,200
=================================================================================================================
                                                                                                         300,059
1.16     RESTAURANTS
         California Pizza Kitchen(a)                                                12,200               302,560
         Panera Bread Class A Shrs(a)                                                2,800                97,300
=================================================================================================================
                                                                                                         399,860
4.04     SEMICONDUCTOR EQUIPMENT
         ATMI Inc(a)                                                                 9,700               216,989
         Brooks-PRI Automation(a)                                                    9,550               244,098
         Cymer Inc(a)                                                                7,300               255,792
         Microtune Inc(a)                                                           18,500               164,835
         Photon Dynamics(a)                                                          6,900               207,000
         Varian Semiconductor Equipment(a)                                           8,900               301,977
=================================================================================================================
                                                                                                       1,390,691
4.94     SEMICONDUCTORS
         Cohu Inc                                                                    9,100               157,248
         Exar Corp(a)                                                               16,400               323,408
         OmniVision Technologies(a)                                                  3,700                53,095
         QLogic Corp(a)                                                              7,100               270,510
         Semtech Corp(a)                                                             9,400               250,980
         Silicon Laboratories(a)(c)                                                 11,400               308,484
         Skyworks Solutions(a)                                                      15,600                86,580
         Zoran Corp(a)                                                              10,950               250,865
=================================================================================================================
                                                                                                       1,701,170
3.61     SPECIALTY STORES
         Cost Plus(a)                                                                8,712               265,359
         Linens 'n Things(a)                                                        10,140               332,693
         Pier 1 Imports                                                              7,700               161,700
         Williams-Sonoma Inc(a)                                                      5,200               159,432
         Yankee Candle(a)                                                           11,900               322,371
=================================================================================================================
                                                                                                       1,241,555
0.51     SYSTEMS SOFTWARE
         Precise Software Solutions Ltd(a)                                          18,500               176,675
=================================================================================================================
1.11     TELECOMMUNICATIONS EQUIPMENT
         Anaren Microwave(a)                                                        15,000               129,600
         Polycom Inc(a)                                                              9,900               118,701
         Tekelec(a)                                                                 16,850               135,306
=================================================================================================================
                                                                                                         383,607
1.45     TRUCKING
         Hunt (J B) Transport Services(a)                                            5,400               159,408


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Yellow Corp(a)                                                             10,500        $      340,200
=================================================================================================================
                                                                                                         499,608
         TOTAL COMMON STOCKS (COST $30,000,643)                                                       29,892,227
=================================================================================================================
13.16    SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $4,528,717 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $4,624,855)(Cost $4,528,000)                       $    4,528,000             4,528,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $34,528,643)                                                                       $   34,420,227
=================================================================================================================

(a) Security is non-income producing.

(b) HOLDRs - Holding Company Depository Receipts.

(c) Loaned security, a portion or all of the security is on loan at June 30, 2002.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                           SMALL
                                                                                                         COMPANY
                                                                                                          GROWTH
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $     34,528,643
=================================================================================================================
   At Value(a)                                                                                  $     34,420,227
Cash                                                                                                      30,968
Receivables:
   Investment Securities Sold                                                                            149,166
   Fund Shares Sold                                                                                      276,456
   Dividends and Interest                                                                                  3,784
Other Investments (Note 5)                                                                               296,800
Prepaid Expenses and Other Assets                                                                            510
=================================================================================================================
TOTAL ASSETS                                                                                          35,177,911
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                       163,273
   Fund Shares Repurchased                                                                               364,382
   Securities Loaned                                                                                     296,800
Accrued Expenses and Other Payables                                                                        5,151
=================================================================================================================
TOTAL LIABILITIES                                                                                        829,606
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     34,348,305
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $     48,606,562
Accumulated Undistributed Net Investment Loss                                                           (167,886)
Accumulated Undistributed Net Realized Loss on Investment Securities and Option Contracts            (13,981,955)
Net Depreciation of Investment Securities                                                               (108,416)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     34,348,305
=================================================================================================================
Shares Outstanding                                                                                     2,902,180
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          11.84
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $4,528,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                           SMALL
                                                                                                         COMPANY
                                                                                                          GROWTH
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $         22,549
Interest                                                                                                  39,747
Securities Loaned Income                                                                                   1,344
=================================================================================================================
   TOTAL INCOME                                                                                           63,640
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 138,648
Administrative Services Fees                                                                              53,989
Custodian Fees and Expenses                                                                               15,822
Directors' Fees and Expenses                                                                               5,768
Professional Fees and Expenses                                                                            12,866
Registration Fees and Expenses                                                                               162
Reports to Shareholders                                                                                   12,251
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             1,027
=================================================================================================================
   TOTAL EXPENSES                                                                                        243,033
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                           (11,631)
   Fees and Expenses Paid Indirectly                                                                         (85)
=================================================================================================================
      NET EXPENSES                                                                                       231,317
=================================================================================================================
NET INVESTMENT LOSS                                                                                     (167,677)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                                              (4,573,798)
   Option Contracts                                                                                        7,878
=================================================================================================================
      Total Net Realized Loss                                                                         (4,565,920)
=================================================================================================================
Change in Net Appreciation/Depreciation of Investment Securities                                      (3,280,881)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND OPTION CONTRACTS                                                                               (7,846,801)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (8,014,478)
=================================================================================================================

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $        (167,677)  $       (160,651)
Net Realized Loss                                                                  (4,565,920)        (7,489,638)
Change in Net Appreciation/Depreciation                                            (3,280,881)         2,127,255
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (8,014,478)        (5,523,034)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                      12,612,597         28,928,255
Amounts Paid for Repurchases of Shares                                             (9,460,401)        (8,959,692)
=================================================================================================================
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                     3,152,196         19,968,563
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (4,862,282)        14,445,529
NET ASSETS
Beginning of Period                                                                39,210,587         24,765,058
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($167,886) and ($209), respectively)              $      34,348,305   $     39,210,587
=================================================================================================================

      ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                           947,077          1,865,774
Shares Repurchased                                                                   (708,587)          (572,849)
=================================================================================================================
NET INCREASE IN FUND SHARES                                                           238,490          1,292,925
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund (the "Fund", presented herein), Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek long-term capital growth. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                   $   34,850,555
                                                           ================
     Gross Tax Unrealized Appreciation on Investments       $    4,172,539
     Gross Tax Unrealized Depreciation on Investments           (4,602,867)
                                                           ----------------
     Net Tax Depreciation on Investments                    $     (430,328)
                                                           ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Funds has elected to defer post-October 31 capital losses of $1,102,376 to the year ended December 31, 2002.

F. OPTIONS - The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2002, was as follows:

                                               CALL OPTIONS              PUT OPTIONS
-------------------------------------------------------------------------------------------
                                              NUMBER       AMOUNT      NUMBER       AMOUNT
                                          OF OPTIONS  OF PREMIUMS  OF OPTIONS  OF PREMIUMS
-------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001          0     $      0           0     $      0
Options written                                 (78)       8,736           0            0
Options closed or expired                        78       (8,736)          0            0
Options outstanding at June 30, 2002              0     $      0           0     $      0

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the six months ended June 30, 2002. Effective June 1, 2002 IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $16,504,825 and $14,120,873, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Director's Fees and Expenses in the Statement of Operations were $96. Unfunded accrued pension costs of $0 and pension liability of $303 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, the Fund had on loan securities valued at $286,836. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002 there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS                                                         PERIOD
                                                   ENDED                                                          ENDED
                                                 JUNE 30                    YEAR ENDED DECEMBER 31          DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                    2002           2001        2000        1999        1998        1997(a)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period          $   14.72      $   18.07   $   22.01   $   11.51   $    9.91   $   10.00
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                    (0.06)         (0.00)      (0.00)      (0.00)      (0.01)       0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (2.82)         (3.35)      (3.35)      10.50        1.62       (0.11)
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (2.88)         (3.35)      (3.35)      10.50        1.61       (0.09)
============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00           0.00        0.00        0.00        0.01        0.00
Distributions from Capital Gains                    0.00           0.00        0.59        0.00        0.00        0.00
============================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00           0.00        0.59        0.00        0.01        0.00
============================================================================================================================
Net Asset Value - End of Period                $   11.84      $   14.72   $   18.07   $   22.01   $   11.51   $    9.91
============================================================================================================================

TOTAL RETURN(c)                                  (19.57%)(d)    (18.54%)    (14.98%)     91.06%      16.38%      (0.90%)(d)

RATIOS
Net Assets - End of Period ($000 Omitted)      $  34,348      $  39,211   $  24,765   $   4,950   $   1,036   $     247
Ratio of Expenses to Average Net Assets(e)(f)      0.62%(d)       1.25%       1.37%       1.70%       1.87%       0.61%(g)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(f)                          (0.45%)(d)     (0.48%)     (0.64%)     (0.71%)     (0.90%)      0.52%(g)
Portfolio Turnover Rate                              43%(d)         88%        155%        201%(h)      92%         25%(d)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001,
    2000 and 1999.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2002, the years ended
    December 31, 2001, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.65%, 1.29%, 1.43%, 4.05%, 12.46% and 35.99% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.48%), (0.52%), (0.70%), (3.06%), (11.49%) and (34.86%)
    (annualized), respectively.

(g) Annualized

(h) Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)










[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S14   9371  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TECHNOLOGY FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-TECHNOLOGY FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - TECHNOLOGY FUND

This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

        VIF - Technology Fund       S&P 500 Index(2)   Nasdaq Composite Index(2)

5/97    $10,000                     $10,000            $10,000
6/97    $10,000                     $10,445            $10,298
6/98    $13,680                     $13,596            $13,531
6/99    $20,497                     $16,689            $19,182
6/00    $43,207                     $17,899            $28,323
6/01    $19,414                     $15,247            $15,433
6/02    $10,206                     $12,505            $10,448


For the six-month period ended June 30, 2002, the value of your shares declined 34.16%, underperforming the 13.16% drop in the S&P 500 Index and the 24.98% decline recorded by the Nasdaq Composite Index, which is a more appropriate benchmark, given its heavy technology weighting. (Of course, past performance is not a guarantee of future results.)(1),(2)

-----------------------------------------------------
                  VIF-TECHNOLOGY FUND
     AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                       (47.43%)
-----------------------------------------------------
5 years                                        0.41%
-----------------------------------------------------
Since inception (5/97)                         0.40%
-----------------------------------------------------

The bear market in technology stocks continued during the first half of 2002. After a challenging first quarter, during which investors worried whether tech companies were benefiting from the improving economy, this sector declined even further during the next three months. Investor pessimism intensified throughout the period, and valuations continued to contract. Repeated reports of corporate accounting malfeasance only exacerbated investors' risk-averse attitude.

Throughout the year, we have continued to focus on leading companies that we believe are solidly positioned for the long haul and possess strong enough balance sheets to withstand market downturns. These higher-quality firms have been core holdings of the fund for some time. We have also devoted a significant portion of fund assets to technology companies with long-term growth potential that is lower than we usually seek, but whose businesses are stable and predictable. That's not to say we have abandoned our growth focus. However, given the market's unwillingness to look beyond the end of the year when assessing a company's prospects, aggressive growth opportunities have become less of an emphasis.

At the beginning of the year, we had expected that 2002 would be a better year for technology investors than 2001. Obviously, that has not been the case. Nevertheless, we believe that demand for technology products and services will improve as the economy strengthens, and that the productivity improvements seen during the previous economic expansion were not a fluke but rather were strongly influenced by the broad adoption of new technologies. Furthermore, the lack of corporate investment in technology at this stage of the recovery is not surprising. Historically, those expenditures have resumed about two quarters following a turnaround in profits -- suggesting a possible rebound in spending during the final quarter of 2002.

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGE-MENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
94.38    COMMON STOCKS & WARRANTS
2.00     AEROSPACE & DEFENSE
         Boeing Co                                                                  23,100        $    1,039,500
         Lockheed Martin                                                            26,500             1,841,750
=================================================================================================================
                                                                                                       2,881,250
9.23     APPLICATION SOFTWARE
         Amdocs Ltd(a)                                                              53,880               406,794
         BEA Systems(a)                                                            189,800             1,786,018
         Cadence Design Systems(a)                                                  59,600               960,752
         Check Point Software Technologies Ltd(a)                                   66,900               907,164
         Intuit Inc(a)                                                              47,800             2,376,616
         Mercury Interactive(a)(b)                                                  47,800             1,097,488
         PeopleSoft Inc(a)                                                          55,800               830,304
         Rational Software(a)                                                       42,300               347,283
         SAP AG Sponsored ADR Representing 1/4 Ord Shr                              21,200               514,948
         Siebel Systems(a)                                                          77,800             1,106,316
         Synopsys Inc(a)                                                            33,700             1,847,097
         TIBCO Software(a)                                                         201,500             1,120,340
=================================================================================================================
                                                                                                      13,301,120
5.90     COMPUTER HARDWARE
         Apple Computer(a)(b)                                                      137,100             2,429,412
         Dell Computer(a)                                                          160,200             4,187,628
         Hewlett-Packard Co                                                         35,100               536,328
         Sun Microsystems(a)                                                       269,800             1,351,698
=================================================================================================================
                                                                                                       8,505,066
5.10     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          85,800             1,499,784
         EMC Corp(a)                                                               146,200             1,103,810
         Emulex Corp(a)                                                             69,200             1,557,692
         Lexmark International Class A Shrs(a)                                      13,200               718,080
         McDATA Corp Class A Shrs(a)                                                68,600               604,366
         Network Appliance(a)                                                      150,400             1,870,976
=================================================================================================================
                                                                                                       7,354,708
0.97     CONSUMER ELECTRONICS
         Sony Corp Sponsored ADR Representing Ord Shrs                              26,400             1,401,840
=================================================================================================================
6.39     DATA PROCESSING SERVICES
         First Data                                                                112,200             4,173,840


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
         Fiserv Inc(a)                                                              86,050        $    3,158,895
         Paychex Inc                                                                59,900             1,874,271
=================================================================================================================
                                                                                                       9,207,006
6.55     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Arrow Electronics(a)                                                       34,000               705,500
         Celestica Inc(a)                                                           94,100             2,137,011
         Flextronics International Ltd(a)                                          235,300             1,677,689
         Jabil Circuit(a)                                                          119,300             2,518,423
         KEMET Corp(a)                                                              12,900               230,394
         Samsung Electronics Ltd GDR Representing 1/2 Ord Shr(d)                     8,800             1,208,240
         Sanmina-SCI Corp(a)                                                       101,300               639,203
         Solectron Corp(a)                                                          52,600               323,490
=================================================================================================================
                                                                                                       9,439,950
0.30     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Qwest Communications International(a)                                     154,100               431,480
=================================================================================================================
1.62     INTERNET RETAIL
         Amazon.com Inc(a)                                                          34,700               563,875
         eBay Inc(a)                                                                28,800             1,774,656
=================================================================================================================
                                                                                                       2,338,531
0.36     INTERNET SOFTWARE & SERVICES
         SmartForce PLC Sponsored ADR Representing Ord Shrs(a)                     152,400               518,160
=================================================================================================================
1.98     INVESTMENT COMPANIES
         Nasdaq-100 Trust Series 1 Shrs(a)                                         109,500             2,854,665
=================================================================================================================
7.32     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)                               56,100             2,663,628
         BISYS Group(a)                                                            111,500             3,712,950
         Computer Sciences(a)                                                       57,600             2,753,280
         KPMG Consulting(a)                                                         95,500             1,419,130
=================================================================================================================
                                                                                                      10,548,988
0.72     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                         70,500             1,037,055
=================================================================================================================
3.11     NETWORKING EQUIPMENT
         Cisco Systems(a)(e)                                                       223,500             3,117,825
         Extreme Networks(a)                                                       101,200               988,724
         Finisar Corp(a)(c)                                                        105,300               249,561
         NetScreen Technologies(a)(c)                                               13,500               123,930
=================================================================================================================
                                                                                                       4,480,040
5.95     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)                                                      114,500             2,177,790
         ASML Holding NV New York Registered Shrs(a)                                89,400             1,351,728
         KLA-Tencor Corp(a)                                                         30,200             1,328,498
         Kulicke & Soffa Industries(a)                                              46,100               571,179


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
         Lam Research(a)                                                            39,300               706,614
         Novellus Systems(a)                                                        46,900        $    1,594,600
         Teradyne Inc(a)                                                            35,600               836,600
=================================================================================================================
                                                                                                       8,567,009
20.61    SEMICONDUCTORS
         Analog Devices(a)                                                          49,200             1,461,240
         Atmel Corp(a)                                                             193,100             1,208,806
         Broadcom Corp Class A Shrs(a)                                              22,100               387,634
         Cypress Semiconductor(a)                                                   59,300               900,174
         Fairchild Semiconductor International Class A Shrs(a)                      37,200               903,960
         Integrated Device Technology(a)                                            41,900               760,066
         Intel Corp                                                                141,800             2,590,686
         Intersil Corp Class A Shrs(a)                                              34,300               733,334
         Linear Technology                                                          73,000             2,294,390
         Maxim Integrated Products(a)                                               72,700             2,786,591
         Microchip Technology(a)                                                   162,675             4,462,175
         Micron Technology(a)                                                       76,100             1,538,742
         Micron Technology Warrants (Exp 2008)(a)(d)                                12,100                58,987
         National Semiconductor(a)                                                  48,500             1,414,745
         QLogic Corp(a)                                                             39,400             1,501,140
         RF Micro Devices(a)                                                       121,900               928,878
         Taiwan Semiconductor Manufacturing Ltd Sponsored ADR
           Representing 5 Ord Shrs                                                 122,848             1,597,024
         Texas Instruments                                                          94,800             2,246,760
         United Microelectronics ADR Representing 5 Ord Shrs(c)                     94,140               691,929
         Xilinx Inc(a)                                                              55,300             1,240,379
=================================================================================================================
                                                                                                      29,707,640
10.74    SYSTEMS SOFTWARE
         Adobe Systems                                                              41,000             1,168,500
         BMC Software(a)                                                            68,700             1,140,420
         Microsoft Corp(a)                                                          70,300             3,845,410
         Networks Associates(a)                                                    131,300             2,530,151
         Oracle Corp(a)                                                            173,700             1,644,939
         Symantec Corp(a)                                                           95,700             3,143,745
         VERITAS Software(a)                                                       101,150             2,001,759
=================================================================================================================
                                                                                                      15,474,924
5.53     TELECOMMUNICATIONS EQUIPMENT
         Motorola Inc                                                               98,100             1,414,602
         Nokia Corp Sponsored ADR Representing Ord Shrs(b)                         123,600             1,789,728
         Polycom Inc(a)                                                            160,062             1,919,143
         Powerwave Technologies(a)                                                 131,300             1,202,708
         QUALCOMM Inc(a)                                                            32,950               905,796
         Research In Motion Ltd(a)                                                  64,600               735,148
=================================================================================================================
                                                                                                       7,967,125


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCKS & WARRANTS (Cost $222,052,758)                                       $  136,016,557
=================================================================================================================
0.33     OTHER SECURITIES
0.33     DIVERSIFIED FINANCIAL SERVICES
         BlueStream Ventures LP(a)(f)(g) (Cost $750,000)                           750,000               483,203
=================================================================================================================
5.29     SHORT TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $7,622,207 (Collateralized by Fannie Mae, Benchmark Notes, due 8/15/2004 at
           6.500%, value $7,786,356) (Cost $7,621,000)                      $    7,621,000             7,621,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $230,423,758)                                                                      $  144,120,760
=================================================================================================================

(a) Security is non-income producing.

(b) Security or a portion of the security has been designated as collateral for written options.

(c) Loaned security, a portion or all of the security is on loan at June 30, 2002.

(d) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e) Security has been designated as collateral for remaining commitments to purchase additional interests in
    BlueStream Ventures LP.

(f) The Fund has $750,000 in remaining commitments to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(g) The following is a restricted security at June 30, 2002:

-----------------------------------------------------------------------------------------------------------------
SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
-----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE AS
                                                                ACQUISITION       ACQUISITION               % OF
DESCRIPTION                                                           DATES              COST         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
BlueStream Ventures LP                                      8/3/00-12/14/01      $    750,000               0.34%
=================================================================================================================

-------------------------------------------------------------------------------------------------------------------
OPTION CONTRACTS
-------------------------------------------------------------------------------------------------------------------

                                                     NUMBER OF     EXPIRATION     EXERCISE   PREMIUMS      MARKET
                                                     CONTRACTS          DATES        PRICE   RECEIVED       VALUE
-------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Apple Computer                                            (351)      10/19/02     $  27.50  $  76,166  $   (4,388)
Mercury Interactive                                       (206)       7/20/02        45.00     50,357      (1,030)
Nokia Corp Sponsored ADR Representing Ord Shrs            (927)       7/20/02        12.50    106,601    (201,622)
===================================================================================================================
TOTAL OPTIONS WRITTEN                                                                       $ 233,124  $ (207,040)
===================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                      TECHNOLOGY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $    230,423,758
=================================================================================================================
   At Value(a)                                                                                  $    144,120,760
Cash                                                                                                         897
Receivables:
   Investment Securities Sold                                                                          3,013,576
   Fund Shares Sold                                                                                    1,175,470
   Dividends and Interest                                                                                  7,773
Other Investments (Note 5)                                                                             1,098,720
Prepaid Expenses and Other Assets                                                                          1,117
=================================================================================================================
TOTAL ASSETS                                                                                         149,418,313
=================================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $233,124)                                                    207,040
Payables:
   Investment Securities Purchased                                                                     4,123,491
   Fund Shares Repurchased                                                                               731,418
   Securities Loaned                                                                                   1,098,720
Accrued Expenses and Other Payables                                                                        9,463
=================================================================================================================
TOTAL LIABILITIES                                                                                      6,170,132
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    143,248,181
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    657,986,822
Accumulated Undistributed Net Investment Loss                                                           (990,183)
Accumulated Undistributed Net Realized Loss on
   Investment Securities and Option Contracts                                                       (427,471,544)
Net Depreciation of Investment Securities and Option Contracts                                       (86,276,914)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $    143,248,181
=================================================================================================================
Shares Outstanding                                                                                    14,155,266
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          10.12
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $7,621,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                      TECHNOLOGY
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $         21,394
Interest                                                                                                  91,383
Securities Loaned Income                                                                                   4,652
   Foreign Taxes Withheld                                                                                 (6,128)
=================================================================================================================
   TOTAL INCOME                                                                                          111,301
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 761,087
Administrative Services Fees                                                                             273,917
Custodian Fees and Expenses                                                                               19,588
Directors' Fees and Expenses                                                                               9,091
Professional Fees and Expenses                                                                            11,515
Registration Fees and Expenses                                                                             2,038
Reports to Shareholders                                                                                   12,187
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             6,055
=================================================================================================================
   TOTAL EXPENSES                                                                                      1,097,978
   Fees and Expenses Paid Indirectly                                                                        (164)
=================================================================================================================
      NET EXPENSES                                                                                     1,097,814
=================================================================================================================
NET INVESTMENT LOSS                                                                                     (986,513)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                                             (70,248,082)
   Option Contracts                                                                                    1,373,468
=================================================================================================================
      Total Net Realized Loss                                                                        (68,874,614)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                              (9,748,079)
   Option Contracts                                                                                      (64,138)
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                   (9,812,217)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES AND OPTION CONTRACTS                                               (78,686,831)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $    (79,673,344)
=================================================================================================================

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30         DECEMBER 31
------------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $        (986,513)  $     (1,903,628)
Net Realized Loss                                                                 (68,874,614)      (224,415,525)
Change in Net Appreciation/Depreciation                                            (9,812,217)        11,257,799
==================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (79,673,344)      (215,061,354)
==================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                     153,085,235        383,993,057
Amounts Paid for Repurchases of Shares                                           (170,416,463)      (372,451,546)
==================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                   (17,331,228)        11,541,511
==================================================================================================================
TOTAL DECREASE IN NET ASSETS                                                      (97,004,572)      (203,519,843)
NET ASSETS
Beginning of Period                                                               240,252,753        443,772,596
==================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($990,183) and ($3,670), respectively)            $     143,248,181   $    240,252,753
==================================================================================================================

    ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                        10,867,354         18,974,668
Shares Repurchased                                                                (12,340,399)       (18,990,543)
==================================================================================================================
NET DECREASE IN FUND SHARES                                                        (1,473,045)           (15,875)
==================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund (the "Fund", presented herein), Telecommunications Fund, Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                  $  245,655,593
                                                          ================
     Gross Tax Unrealized Appreciation on Investments      $    5,776,353
     Gross Tax Unrealized Depreciation on Investments        (107,311,186)
                                                          ----------------
     Net Tax Depreciation on Investments                   $ (101,534,833)
                                                          ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital losses of $9,333,384 to the year ended December 31, 2002.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS - The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2002, was as follows:

                                                          CALL OPTIONS                      PUT OPTIONS
------------------------------------------------------------------------------------------------------------------
                                                    NUMBER           AMOUNT            NUMBER            AMOUNT
                                                OF OPTIONS      OF PREMIUMS        OF OPTIONS        OF PREMIUMS
------------------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001            (2,463)     $   984,946              (952)       $   197,057
Options written                                     (9,226)       2,418,692              (736)           109,723
Options closed or expired                           10,205       (3,170,514)            1,688           (306,780)
Options outstanding at June 30, 2002                (1,484)     $   233,124                 0        $         0

H. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $86,977,859 and $100,319,855, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $149. Unfunded accrued pension costs of $0 and pension liability of $3,807 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, the Fund had on loan securities valued at $1,065,420. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund. FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                              SIX MONTHS                                                                PERIOD
                                                   ENDED                                                                 ENDED
                                                 JUNE 30                        YEAR ENDED DECEMBER 31             DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
                                                    2002           2001           2000           1999           1998      1997(a)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period         $   15.37      $   28.37     $   37.13     $   14.34     $   11.49     $   10.00
==================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)

Net Investment Income (Loss)(c)                   (0.07)         (0.12)        (0.01)        (0.00)        (0.03)         0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (5.18)        (12.88)        (8.68)        22.79          2.96          1.44
==================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                  (5.25)        (13.00)        (8.69)        22.79          2.93          1.49
==================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income               0.00           0.00          0.00          0.00          0.02          0.00
Distributions from Capital Gains                   0.00           0.00          0.07          0.00          0.06          0.00
==================================================================================================================================
TOTAL DISTRIBUTIONS                                0.00           0.00          0.07          0.00          0.08          0.00
==================================================================================================================================
Net Asset Value - End of Period               $   10.12      $   15.37     $   28.37     $   37.13     $   14.34     $   11.49
==================================================================================================================================

TOTAL RETURN(d)                                 (34.16%)(e)    (45.82%)      (23.42%)      158.93%        25.69%        14.80%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)     $ 143,248      $ 240,253     $ 443,773     $  93,992     $   1,577     $     414
Ratio of Expenses to Average Net Assets(f)(g)     0.54%(e)       1.07%         1.02%         1.31%         1.40%         0.48%(h)
Ratio of Net Investment Income (Loss)
   to Average Net Assets(g)                      (0.48%)(e)     (0.66%)       (0.34%)       (0.40%)       (0.14%)        0.95%(h)
Portfolio Turnover Rate                             46%(e)         88%           82%           95%          239%          102%(e)

(a) From May 21, 1997, commencement of investment operations, to December 31, 1997.

(b) The per share information was computed based on average shares for the year ended December 31, 2001.

(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25%
    (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%)
    and (17.82%) (annualized), respectively.

(h) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S13   9367  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TELECOMMUNICATIONS FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-TELECOMMUNICATIONS FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Telecommunications
            Fund                        S&P 500 Index(2)      MSCI-EAFE Index(2)

9/99        $10,000                     $10,000               $10,000
6/00        $18,230                     $11,438               $11,243
6/01        $8,034                      $9,743                $8,621
6/02        $2,999                      $7,991                $7,826

For the six-month period ended June 30, 2002, the value of your shares declined 46.32%, compared to a 13.16% drop in the S&P 500 Index and a 1.38% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results).(1),(2)

------------------------------------------------
         VIF-TELECOMMUNICATIONS FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (62.67%)
------------------------------------------------
Since inception (9/99)                  (35.18%)
------------------------------------------------

Once again, success in the telecommunications sector meant owning the stocks that declined the least. In this regard, we believe the fund was positioned appropriately, as we continued to emphasize more defensive names.

Although the fund's incumbent service providers, such as Verizon Communications and SBC Communications, declined, they outperformed the rest of the telecom sector. Though these companies fell in sympathy with the broader market, compared to other telecom sub-sectors their diverse menu of services insulated their fundamentals somewhat. However, they, too, have been affected by the slow economy.

Results from other industries were often worse. Wireless stocks declined sharply as investors rationalized disappointing subscriber growth. Telecom equipment companies fell on continued depressed corporate spending. And cable and media companies slipped lower as investors worried about any company with complex accounting -- a trait that many of the companies in this sub-sector possess.

Despite the sector's abysmal showing, there is light at the end of the tunnel. In the past, we have suggested that, before the sector can enjoy a return to strong performance, a rationalization must take place, during which the excesses created during the bubble years are wrung out. Recently, we have started to see signs that this crucial rationalization is underway. One indication was the recent decision by Qwest Communications International to close its European venture. Another sign was WorldCom's (not a fund holding at 6/30/02) announcement that it would shut down its wireless service.

As an increasing number of competitors fade or are consolidated, the survivors will have a larger piece of the pie. While it may be a while before these companies become efficient again, we are encouraged that they are finally making progress.

FUND MANAGEMENT
BRIAN HAYWARD, CFA
Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
90.70    COMMON STOCKS
1.09     ADVERTISING
         Omnicom Group                                                               7,900        $      361,820
=================================================================================================================
2.86     AEROSPACE & DEFENSE
         L-3 Communications Holdings(a)                                             17,600               950,400
=================================================================================================================
0.97     ALTERNATIVE CARRIERS
         Time Warner Telecom Class A Shrs(a)                                       192,000               322,560
=================================================================================================================
1.21     APPLICATION SOFTWARE
         Amdocs Ltd(a)                                                              26,970               203,623
         BEA Systems(a)                                                             20,900               196,669
=================================================================================================================
                                                                                                         400,292
3.81     BROADCASTING - RADIO/TV
         Fox Entertainment Group Class A Shrs(a)                                    19,500               424,125
         Grupo Televisa SA de CV Sponsored ADR
           Representing 20 Ord Participation Certificates(a)    MX                  12,400               463,512
         Univision Communications Class A Shrs(a)                                   12,000               376,800
=================================================================================================================
                                                                                                       1,264,437
8.91     CABLE & SATELLITE OPERATORS
         Comcast Corp Special Class A Shrs(a)(b)                                    39,800               963,160
         Liberty Media Class A Shrs(a)                                             156,700             1,567,000
         USA Interactive(a)                                                         18,100               424,445
=================================================================================================================
                                                                                                       2,954,605
1.22     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          23,100               403,788
=================================================================================================================
0.50     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Samsung Electronics Ltd GDR Representing 1/2
           Ord Shr(c)                                           KS                   1,200               164,760
=================================================================================================================
32.50    INTEGRATED TELECOMMUNICATION SERVICES
         AT&T Corp                                                                  33,700               360,590
         BCE Inc                                                CA                  49,800               864,108
         BellSouth Corp(d)                                                          48,360             1,523,340
         CenturyTel Inc                                                             56,700             1,672,650
         KT Corp Sponsored ADR Representing 1/2 Ord Shr         KS                  46,700             1,011,055
         Portugal Telecom SGPS SA Sponsored ADR
           Representing Ord Shrs                                PO                 113,300               805,563
         SBC Communications(d)                                                      48,140             1,468,270
         Telefonos de Mexico SA Sponsored ADR
           Representing 20 Series L Shrs                        MX                  52,000             1,668,160


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Verizon Communications                                                     35,100        $    1,409,265
=================================================================================================================
                                                                                                      10,783,001
1.57     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Broadwing Inc(a)                                                           97,300               252,980
         Qwest Communications International(a)(d)                                   95,790               268,212
=================================================================================================================
                                                                                                         521,192
0.44     INTERNET SOFTWARE & SERVICES
         AsiaInfo Holdings(a)(b)                                                    11,100               147,075
=================================================================================================================
5.63     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                         56,060               824,643
         Viacom Inc Class B Shrs(a)                                                 23,500             1,042,695
=================================================================================================================
                                                                                                       1,867,338
7.10     NETWORKING EQUIPMENT
         Cisco Systems(a)                                                          115,280             1,608,156
         Extreme Networks(a)                                                        58,300               569,591
         Riverstone Networks(a)                                                     56,250               176,062
=================================================================================================================
                                                                                                       2,353,809
3.37     SEMICONDUCTORS
         Broadcom Corp Class A Shrs(a)                                              13,500               236,790
         Intel Corp                                                                 13,100               239,337
         PMC-Sierra Inc(a)                                                          16,000               148,320
         RF Micro Devices(a)                                                        39,300               299,466
         Texas Instruments                                                           8,200               194,340
=================================================================================================================
                                                                                                       1,118,253
1.53     SYSTEMS SOFTWARE
         Symantec Corp(a)                                                           15,500               509,175
=================================================================================================================
8.11     TELECOMMUNICATIONS EQUIPMENT
         Motorola Inc                                                               44,700               644,574
         Nokia Corp Sponsored ADR Representing Ord Shrs(d)(e)   FI                  50,420               730,082
         Polycom Inc(a)                                                             28,900               346,511
         Powerwave Technologies(a)                                                  39,500               361,820
         QUALCOMM Inc(a)                                                            10,640               292,494
         Tekelec(a)                                                                 17,100               137,313
         Tollgrade Communications(a)                                                12,000               176,040
=================================================================================================================
                                                                                                       2,688,834
9.88     WIRELESS TELECOMMUNICATION SERVICES
         AT&T Wireless(a)                                                           45,100               263,835
         China Unicom Ltd(a)(b)                                 CH                 414,000               318,461
         Nextel Communications Class A Shrs(a)                                     117,400               376,854
         Nextel Partners Class A Shrs(a)                                            28,800                86,688
         Telecom Italia Mobile SpA(b)                           IT                 249,610             1,023,037
         Vodafone Group PLC                                     UK                 882,326             1,210,437
=================================================================================================================
                                                                                                       3,279,312


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCKS (Cost $53,963,581)                                                   $   30,090,651
=================================================================================================================
1.82     OTHER SECURITIES
1.82     DIVERSIFIED FINANCIAL SERVICES
         BlueStream Ventures LP(a)(f)(g) (Cost $937,500)                           937,500               604,003
=================================================================================================================
7.48     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENT
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased
           at $2,481,393 (Collateralized by Fannie Mae,
           Benchmark Notes, due 8/15/2004 at 6.500%,
           value $2,539,029)(Cost $2,481,000)                               $    2,481,000             2,481,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $57,382,081)                                                                       $   33,175,654
=================================================================================================================

(a) Security is non-income producing

(b) Loaned security, a portion or all of the security is on loan at June 30, 2002.

(c) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(d) Security has been designated as collateral for remaining commitments to purchase additional interests in Blue
    Stream Ventures LP.

(e) Security or a portion of the security has been designated as collateral for written options.

(f) The Fund has remaining commitments of $937,500, to purchase additional interests in Blue Stream Ventures LP, which are subject to the terms of the limited partnership agreement.

(g) The following is a restricted security at June 30, 2002:

-----------------------------------------------------------------------------------------------------------------
SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
-----------------------------------------------------------------------------------------------------------------

                                                                                                        VALUE AS
                                                              ACQUISITION         ACQUISITION               % OF
DESCRIPTION                                                         DATES                COST         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
BlueStream Ventures LP                                    8/3/00-12/14/01         $   937,500              1.79%
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
-----------------------------------------------------------------------------------------------------------------

                                                                                              % OF
                                                                           COUNTRY      INVESTMENT
COUNTRY                                                                       CODE      SECURITIES         VALUE
-----------------------------------------------------------------------------------------------------------------
Canada                                                                          CA            2.60%  $   864,108
China                                                                           CH            0.96       318,461
Finland                                                                         FI            2.20       730,082
Italy                                                                           IT            3.08     1,023,037
Mexico                                                                          MX            6.43     2,131,672
Portugal                                                                        PO            2.43       805,563
South Korea                                                                     KS            3.54     1,175,815
United Kingdom                                                                  UK            3.65     1,210,437
United States                                                                                75.11    24,916,479
=================================================================================================================
                                                                                            100.00%  $33,175,654
=================================================================================================================

-------------------------------------------------------------------------------------------------------------------
OPTION CONTRACTS
-------------------------------------------------------------------------------------------------------------------

                                                     NUMBER OF     EXPIRATION     EXERCISE   PREMIUMS      MARKET
                                                     CONTRACTS           DATE        PRICE   RECEIVED       VALUE
-------------------------------------------------------------------------------------------------------------------
OPTIONS WRITTEN
CALLS
Nokia Corp Sponsored ADR Representing Ord Shrs            (252)       7/20/02     $  12.50  $  28,979   $ (54,810)
===================================================================================================================
TOTAL OPTIONS WRITTEN                                                                       $  28,979   $ (54,810)
===================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                              TELECOMMUNICATIONS
                                                                                                           FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $     57,382,081
=================================================================================================================
   At Value(a)                                                                                  $     33,175,654
Cash                                                                                                      30,243
Foreign Currency (Cost $973)                                                                                 991
Receivables:
   Investment Securities Sold                                                                            663,671
   Fund Shares Sold                                                                                      101,478
   Dividends and Interest                                                                                 23,218
Other Investments (Note 5)                                                                             2,502,861
Prepaid Expenses and Other Assets                                                                            446
=================================================================================================================
TOTAL ASSETS                                                                                          36,498,562
=================================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $28,979)                                                      54,810
Payables:
   Investment Securities Purchased                                                                       185,211
   Fund Shares Repurchased                                                                                   330
   Securities Loaned                                                                                   2,502,861
Depreciation on Forward Foreign Currency Contracts                                                           117
Accrued Expenses and Other Payables                                                                       10,519
=================================================================================================================
TOTAL LIABILITIES                                                                                      2,753,848
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     33,744,714
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $    272,509,503
Accumulated Undistributed Net Investment Loss                                                            (19,121)
Accumulated Undistributed Net Realized Loss on Investment Securities,
   Foreign Currency Transactions and Option Contracts                                               (214,513,966)
Net Depreciation of Investment Securities, Foreign Currency
   Transactions and Option Contracts                                                                 (24,231,702)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     33,744,714
=================================================================================================================
Shares Outstanding                                                                                    11,278,542
NET ASSET VALUE, Offering and Redemption Price per Share                                        $           2.99
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $2,481,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                              TELECOMMUNICATIONS
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        255,477
Interest                                                                                                  47,046
Securities Loaned Income                                                                                   5,311
   Foreign Taxes Withheld                                                                                (14,802)
=================================================================================================================
   TOTAL INCOME                                                                                          293,032
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                 197,118
Administrative Services Fees                                                                              74,648
Custodian Fees and Expenses                                                                               10,688
Directors' Fees and Expenses                                                                               6,113
Professional Fees and Expenses                                                                             9,328
Registration Fees and Expenses                                                                               833
Reports to Shareholders                                                                                    5,411
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             2,183
=================================================================================================================
   TOTAL EXPENSES                                                                                        308,822
   Fees and Expenses Paid Indirectly                                                                        (150)
=================================================================================================================
      NET EXPENSES                                                                                       308,672
=================================================================================================================
NET INVESTMENT LOSS                                                                                      (15,640)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                                             (47,369,082)
   Foreign Currency Transactions                                                                        (209,835)
   Option Contracts                                                                                       64,254
=================================================================================================================
      Total Net Realized Loss                                                                        (47,514,663)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                              14,133,425
   Foreign Currency Transactions                                                                         591,969
   Option Contracts                                                                                       25,831
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                   14,751,225
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                                                                 (32,763,438)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $    (32,779,078)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND


                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                         $         (15,640)  $       (172,803)
Net Realized Loss                                                                 (47,514,663)      (118,545,982)
Change in Net Appreciation/Depreciation                                            14,751,225          7,777,734
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (32,779,078)      (110,941,051)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                     123,540,298        402,388,128
Amounts Paid for Repurchases of Shares                                           (130,783,728)      (425,323,887)
=================================================================================================================
NET DECREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (7,243,430)       (22,935,759)
=================================================================================================================
TOTAL DECREASE IN NET ASSETS                                                      (40,022,508)      (133,876,810)
NET ASSETS
Beginning of Period                                                                73,767,222        207,644,032
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of ($19,121) and ($3,481), respectively)             $      33,744,714   $     73,767,222
=================================================================================================================

      ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                        28,703,740         51,372,866
Shares Repurchased                                                                (30,664,416)       (55,276,237)
=================================================================================================================
NET DECREASE IN FUND SHARES                                                        (1,960,676)        (3,903,371)
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund (the "Fund", presented herein), Total Return Fund and Utilities Fund. The investment objective of the Fund is to seek capital appreciation and current income on securities principally engaged in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                 $   58,532,999
                                                         ================
     Gross Tax Unrealized Appreciation on Investments     $       78,737
     Gross Tax Unrealized Depreciation on Investments        (25,436,082)
                                                         ----------------
     Net Tax Depreciation on Investments                  $  (25,357,345)
                                                         ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Fund has elected to defer post-October 31 capital and currency losses of $8,507,568 to the year ended December 31, 2002.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS - The Fund may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally invests in options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2002, was as follows:

                                                          CALL OPTIONS                      PUT OPTIONS
----------------------------------------------------------------------------------------------------------------
                                                    NUMBER           AMOUNT            NUMBER            AMOUNT
                                                OF OPTIONS      OF PREMIUMS        OF OPTIONS       OF PREMIUMS
----------------------------------------------------------------------------------------------------------------
Options outstanding at December 31, 2001              (157)       $  19,939              (157)        $  27,003
Options written                                       (516)          69,852              (165)           24,448
Options closed or expired                              421          (60,812)              165           (24,448)
Options exercised                                        0                0               157           (27,003)
Options outstanding at June 30, 2002                  (252)       $  28,979                 0         $       0

H. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $31,416,579 and $35,883,894, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $0. Unfunded accrued pension costs of $0 and pension liability of $1,675 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custiodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custiodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, the Fund had on loan securities valued at $2,435,759. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund. FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               SIX MONTHS                                             PERIOD
                                                                    ENDED                                              ENDED
                                                                  JUNE 30             YEAR ENDED DECEMBER 31     DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
                                                                     2002               2001            2000            1999(a)
                                                                UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                           $    5.57          $   12.11       $   16.45       $   10.00
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                     (0.00)             (0.00)          (0.00)           0.00
Net Gains or (Losses) on Securities (Both Realized
  and Unrealized)                                                   (2.58)             (6.54)          (4.30)           6.45
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (2.58)             (6.54)          (4.30)           6.45
================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                 0.00               0.00            0.00            0.00
Distributions from Capital Gains                                     0.00               0.00            0.04            0.00
================================================================================================================================
TOTAL DISTRIBUTIONS                                                  0.00               0.00            0.04            0.00
================================================================================================================================
Net Asset Value - End of Period                                 $    2.99          $    5.57       $   12.11       $   16.45
================================================================================================================================

TOTAL RETURN(c)                                                   (46.32%)(d)        (54.00%)        (26.17%)         64.50%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                       $  33,745          $  73,767       $ 207,644       $  67,650
Ratio of Expenses to Average Net Assets(e)(f)                       0.58%(d)           1.09%           1.06%           1.27%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)     (0.03%)(d)         (0.14%)         (0.16%)          0.11%(g)
Portfolio Turnover Rate                                               66%(d)             77%             51%             15%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the six months ended June 30, 2002, the years ended December 31, 2001 and 2000 and the period ended December 31, 1999.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended
    December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.

(g) Annualized

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S739   9369 7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-TOTAL RETURN FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-TOTAL RETURN FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TOTAL RETURN FUND

This line graph compares the value of a $10,000 investment in VIF - Total Return Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Credit Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.


                                                            Lehman Government/
            VIF - Total Return Fund       S&P 500 Index(2)  Credit Bond Index(2)

6/94        $10,000                       $10,000           $10,000
6/95        $11,385                       $12,294           $11,250
6/96        $13,122                       $15,488           $11,774
6/97        $15,873                       $20,860           $12,687
6/98        $18,460                       $27,153           $14,118
6/99        $20,139                       $33,330           $14,499
6/00        $17,521                       $35,747           $15,125
6/01        $17,811                       $30,449           $16,809
6/02        $16,678                       $24,974           $18,196

For the six-month period ended June 30, 2002, the value of VIF-Total Return Fund declined 5.10%, compared to a 13.16% drop in the S&P 500 Index and a 3.26%
increase in the Lehman Government/Credit Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

-------------------------------------------------------
                  VIF-TOTAL RETURN FUND
       AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                          (6.36%)
-------------------------------------------------------
5 years                                          0.99%
-------------------------------------------------------
Since inception (6/94)                           6.54%
-------------------------------------------------------

Although it is always disappointing to post a loss, given the challenging market conditions, we were pleased with the fund's relatively strong performance -- which can be attributed in large part to our diversified approach. During the first three months of the period, fixed-income securities retreated in response to the Federal Reserve's adoption of a neutral stance and speculation that interest rates might be raised in the near future. However, in the second quarter, it became clear that rate hikes would not be implemented for some time, and Treasuries rebounded sharply, aided by the Fed's inaction as well as strong demand for investments considered to be safe havens. Overall, our exposure to fixed-income markets helped the fund, providing support in an environment generally unfavorable to equities.

We did, however, see some stocks outperform. Our holdings in the basic materials and energy sectors, for example, provided ballast. Specifically, paper manufacturer Bowater Inc advanced on strengthening fundamentals in the paper industry, capped by news in the period's final month of an expected increase in newsprint prices. Dow Chemical, another materials stalwart, also performed relatively well. And, on the heels of higher oil and gas prices, BP PLC, Exxon Mobil, and other energy-related holdings outperformed the broad market.

Less successful were our holdings in the struggling telecommunications and technology sectors. Negative headlines as well as weak corporate spending and profits continued to send many companies in these areas lower. For example, semiconductor leaders Intel Corp and Texas Instruments both endured declines.

Going forward, we expect to remain focused on large-cap, quality names with the ability to out-execute their peers through tough times. Meanwhile, on the fixed-income side, the fund's securities are positioned with a nod to high levels of liquidity. Above all, we are as committed as ever to maintaining the fund's diversity of holdings by investing across asset classes and sectors to help mitigate risk in today's uncertain market climate.

FUND MANAGEMENT
CHARLES P. MAYER (EQUITY)
Senior Vice President and Director of Value and Fixed-Income Investments, INVESCO Funds Group. BA, St. Peter's College; MBA, St. John's University. Joined INVESCO in 1993. Began investment career in 1969.

RICHARD R. HINDERLIE (FIXED-INCOME)
Vice President, INVESCO Funds Group. BA, Pacific Lutheran University; MBA, Arizona State University. Joined INVESCO in 1993. Began investment career in 1973.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCES DO NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
66.65    COMMON STOCKS
2.40     AEROSPACE & DEFENSE
         Honeywell International                                                     4,600        $      162,058
         L-3 Communications Holdings(a)                                              1,000                54,000
         Lockheed Martin                                                               900                62,550
         United Technologies                                                         3,300               224,070
=================================================================================================================
                                                                                                         502,678
1.22     ALUMINUM
         Alcoa Inc                                                                   7,700               255,255
=================================================================================================================
0.89     AUTOMOBILE MANUFACTURERS
         General Motors                                                              3,500               187,075
=================================================================================================================
5.91     BANKS
         Bank of America                                                             5,100               358,836
         Bank One                                                                    8,900               342,472
         FleetBoston Financial                                                       6,300               203,805
         Mellon Financial                                                            3,800               119,434
         Wells Fargo & Co                                                            4,300               215,258
=================================================================================================================
                                                                                                       1,239,805
1.50     BREWERS
         Anheuser-Busch Cos                                                          6,300               315,000
=================================================================================================================
0.93     COMPUTER HARDWARE
         International Business Machines                                             2,700               194,400
=================================================================================================================
2.02     DIVERSIFIED CHEMICALS
         Dow Chemical                                                                7,000               240,660
         Olin Corp                                                                   8,300               183,845
=================================================================================================================
                                                                                                         424,505
4.05     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc                                                              11,713               453,879
         JP Morgan Chase & Co                                                       11,650               395,168
=================================================================================================================
                                                                                                         849,047
0.61     DIVERSIFIED METALS & MINING
         Phelps Dodge                                                                3,100               127,720
=================================================================================================================
1.55     ELECTRIC UTILITIES
         Dominion Resources                                                          4,900               324,380
=================================================================================================================
1.12     ELECTRICAL COMPONENTS & EQUIPMENT
         SPX Corp(a)                                                                 2,000               235,000
=================================================================================================================
1.25     GENERAL MERCHANDISE STORES
         Target Corp                                                                 6,900               262,890
=================================================================================================================
1.36     HOUSEHOLD PRODUCTS
         Procter & Gamble                                                            3,200               285,760
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
 %       DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.21     INDUSTRIAL CONGLOMERATES
         General Electric                                                           16,000        $      464,800
=================================================================================================================
1.09     INDUSTRIAL GASES
         Praxair Inc                                                                 4,000               227,880
=================================================================================================================
1.30     INDUSTRIAL MACHINERY
         Illinois Tool Works                                                         4,000               273,200
=================================================================================================================
1.15     INSURANCE BROKERS
         Marsh & McLennan                                                            2,500               241,500
=================================================================================================================
5.20     INTEGRATED OIL & GAS
         Amerada Hess                                                                2,200               181,500
         BP PLC Sponsored ADR Representing 6 Ord Shrs                                4,668               235,687
         ChevronTexaco Corp                                                          3,000               265,500
         Exxon Mobil                                                                10,000               409,200
=================================================================================================================
                                                                                                       1,091,887
2.30     INTEGRATED TELECOMMUNICATION SERVICES
         BellSouth Corp                                                              4,000               126,000
         SBC Communications                                                          5,300               161,650
         Verizon Communications                                                      4,840               194,326
=================================================================================================================
                                                                                                         481,976
0.24     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Qwest Communications International(a)                                      18,329                51,321
=================================================================================================================
4.48     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Goldman Sachs Group                                                         1,400               102,690
         Lehman Brothers Holdings                                                    6,300               393,876
         Merrill Lynch & Co                                                          7,800               315,900
         Stilwell Financial                                                          7,000               127,400
=================================================================================================================
                                                                                                         939,866
1.29     IT CONSULTING & SERVICES
         Veridian Corp(a)                                                           11,900               270,130
=================================================================================================================
1.63     MARINE
         Tsakos Energy Navigation Ltd(a)                                            24,400               341,600
=================================================================================================================
1.32     MULTI-LINE INSURANCE
         Allmerica Financial                                                         6,000               277,200
=================================================================================================================
0.95     OIL & GAS DRILLING
         GlobalSantaFe Corp                                                          2,600                71,110
         Noble Corp(a)                                                               3,300               127,380
=================================================================================================================
                                                                                                         198,490
0.94     OIL & GAS EXPLORATION & PRODUCTION
         Kerr-McGee Corp                                                             3,700               198,135
=================================================================================================================
1.29     PACKAGED FOODS
         Heinz (H J) Co                                                              6,600               271,260
=================================================================================================================
1.10     PAPER PACKAGING
         Temple-Inland Inc                                                           4,000               231,440
=================================================================================================================
2.16     PAPER PRODUCTS
         Bowater Inc                                                                 4,800               260,976
         International Paper                                                         4,400               191,752
=================================================================================================================
                                                                                                         452,728

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.86     PHARMACEUTICALS
         Pfizer Inc                                                                  6,000        $      210,000
         Pharmacia Corp                                                              2,200                82,390
         Wyeth                                                                       6,000               307,200
=================================================================================================================
                                                                                                         599,590
1.66     PROPERTY & CASUALTY INSURANCE
         Travelers Property Casualty Class A Shrs(a)                                19,700               348,690
=================================================================================================================
1.19     PUBLISHING & PRINTING
         McGraw-Hill Cos                                                             4,200               250,740
=================================================================================================================
1.15     RAILROADS
         Union Pacific                                                               3,800               240,464
=================================================================================================================
2.53     SEMICONDUCTORS
         Analog Devices(a)                                                           4,000               118,800
         Intel Corp                                                                 11,100               202,797
         Texas Instruments                                                           8,800               208,560
=================================================================================================================
                                                                                                         530,157
1.30     SPECIALTY CHEMICALS
         Potash Corp of Saskatchewan                                                 4,100               273,470
=================================================================================================================
1.38     TELECOMMUNICATIONS EQUIPMENT
         Nokia Corp Sponsored ADR Representing Ord Shrs                             20,000               289,600
=================================================================================================================
1.12     TOBACCO
         Philip Morris                                                               5,400               235,872
=================================================================================================================
         TOTAL COMMON STOCKS (COST $14,586,958)                                                       13,985,511
=================================================================================================================
32.87    FIXED INCOME SECURITIES
5.07     US GOVERNMENT OBLIGATIONS
         US Treasury Notes, 5.875%, 11/15/2004 (Amortized Cost $1,058,041)  $    1,000,000             1,062,812
=================================================================================================================
23.09    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae, Gtd Mortgage Pass-Through Certificates
           5.500%, 5/1/2017                                                 $      789,154               790,634
           5.000%, 1/1/2017                                                 $      615,286               603,870
         Freddie Mac
           Gold, Participation Certificates
           6.000%, 4/1/2017                                                 $      765,615               782,171
           5.000%, 11/1/2016                                                $      966,330               950,713
           Reference Notes, 5.750%, 7/15/2003                               $     435,000                451,116
         Government National Mortgage Association I, Platinum Collateral
           6.000%, 1/15/2029                                                $      770,117               773,694
         Government National Mortgage Association I & II, Single Issuer
           5.500%, 1/15/2017                                                $      488,086               492,997
=================================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized
             Cost $4,766,444)                                                                          4,845,195
=================================================================================================================
4.71     CORPORATE BONDS
1.51     BANKS
         Bayerische Landesbank, Sub Notes, 6.375%, 10/15/2005               $      100,000               105,157
         SunTrust Banks, Sr Notes, 6.250%, 6/1/2008                         $      100,000               105,556
         Wells Fargo & Co, Sr Notes, 6.625%, 7/15/2004                      $      100,000               106,674
=================================================================================================================
                                                                                                         317,387


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.95     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc, Global Sr Notes, 4.125%, 6/30/2005                  $      100,000        $      100,222
         Verizon Global Funding, Sr Notes, 6.125%, 6/15/2007                $      100,000                99,513
=================================================================================================================
                                                                                                         199,735
0.51     GENERAL MERCHANDISE STORES
         Wal-Mart Stores, Sr Notes, 6.550%, 8/10/2004                       $      100,000               106,385
=================================================================================================================
0.98     HOUSEHOLD PRODUCTS
         Colgate-Palmolive Co, Medium-Term Notes, Series C, 5.580%,
           11/6/2008                                                        $      100,000               102,789
         Procter & Gamble, Notes, 5.250%, 9/15/2003                         $      100,000               102,812
=================================================================================================================
                                                                                                         205,601
0.46     INTEGRATED TELECOMMUNICATION SERVICES
         GTE Northwest, Deb, Series D, 5.550%, 10/15/2008                   $      100,000                96,967
=================================================================================================================
0.30     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Sprint Capital, Gtd Sr Notes, 6.875%, 11/15/2028                   $      100,000                62,593
=================================================================================================================
           TOTAL CORPORATE BONDS (Amortized Cost $980,106)                                               988,668
=================================================================================================================
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $6,804,591)                                     6,896,675
=================================================================================================================
0.48     SHORT-TERM INVESTMENTS - CORPORATE BONDS
0.48     DIVERSIFIED FINANCIAL SERVICES
         Associates Corp of North America, Sr Notes, 6.375%, 10/15/2002
           (Amortized Cost $100,219)                                        $      100,000               101,275
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $21,491,768)                                                                       $   20,983,461
=================================================================================================================

(a) Security is non-income producing.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                           TOTAL
                                                                                                          RETURN
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost                                                                                      $     21,491,768
=================================================================================================================
   At Value                                                                                     $     20,983,461
Cash                                                                                                      65,684
Receivables:
   Fund Shares Sold                                                                                        1,114
   Dividends and Interest                                                                                 72,158
Prepaid Expenses and Other Assets                                                                            298
=================================================================================================================
TOTAL ASSETS                                                                                          21,122,715
=================================================================================================================
LIABILITIES
Payable for Fund Shares Repurchased                                                                       40,311
Accrued Expenses and Other Payables                                                                        9,868
=================================================================================================================
TOTAL LIABILITIES                                                                                         50,179
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     21,072,536
=================================================================================================================
NET ASSETS
Paid-in Capital(a)                                                                              $     22,611,547
Accumulated Undistributed Net Investment Income                                                          624,811
Accumulated Undistributed Net Realized Loss on Investment Securities                                  (1,655,515)
Net Depreciation of Investment Securities                                                               (508,307)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     21,072,536
=================================================================================================================
Shares Outstanding                                                                                     1,743,019
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          12.09
=================================================================================================================

(a) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                                           TOTAL
                                                                                                          RETURN
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        141,124
Interest                                                                                                 184,541
   Foreign Taxes Withheld                                                                                 (1,359)
=================================================================================================================
   TOTAL INCOME                                                                                          324,306
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                  84,480
Administrative Services Fees                                                                              34,850
Custodian Fees and Expenses                                                                                4,025
Directors' Fees and Expenses                                                                               5,466
Professional Fees and Expenses                                                                             8,436
Registration Fees and Expenses                                                                                19
Reports to Shareholders                                                                                    5,769
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                             1,796
=================================================================================================================
   TOTAL EXPENSES                                                                                        147,341
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                           (17,553)
   Fees and Expenses Paid Indirectly                                                                        (151)
=================================================================================================================
      NET EXPENSES                                                                                       129,637
=================================================================================================================
NET INVESTMENT INCOME                                                                                    194,669
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                                               (40,179)
Change in Net Appreciation/Depreciation of Investment Securities                                      (1,286,769)
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                                                     (1,326,948)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (1,132,279)
=================================================================================================================

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $         194,669   $        434,388
Net Realized Gain (Loss)                                                              (40,179)            91,839
Change in Net Appreciation/Depreciation                                            (1,286,769)          (796,176)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (1,132,279)          (269,949)
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0           (489,008)
=================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                       2,635,472          9,139,530
Reinvestment of Distributions                                                               0            489,008
=================================================================================================================
                                                                                    2,635,472          9,628,538
Amounts Paid for Repurchases of Shares                                             (3,601,965)        (5,549,289)
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                      (966,493)         4,079,249
=================================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (2,098,772)         3,320,292
NET ASSETS
Beginning of Period                                                                23,171,308         19,851,016
=================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $624,811 and $430,142, respectively)            $      21,072,536   $     23,171,308
=================================================================================================================

            ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                           209,023            706,802
Shares Issued from Reinvestment of Distributions                                            0             38,389
=================================================================================================================
                                                                                      209,023            745,191
Shares Repurchased                                                                   (285,502)          (428,877)
=================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                                (76,479)           316,314
=================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund (the "Fund", presented herein) and Utilities Fund. The investment objective of the Fund is to seek a high total return on investments through capital appreciation and current income. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividends and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                  $   21,540,449
                                                          ================
     Gross Tax Unrealized Appreciation on Investments      $    1,440,079
     Gross Tax Unrealized Depreciation on Investments          (1,997,067)
                                                          ----------------
     Net Tax Depreciation on Investments                   $     (556,988)
                                                          ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the six months ended June 30, 2002. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,891,937 and $4,588,778 respectively. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $3,068,298 and $3,223,624, respectively.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $69. Unfunded accrued pension costs of $90 and pension liability of $1,939 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                          YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
                                                    2002           2001        2000        1999        1998        1997
                                               UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period          $   12.74      $   13.21   $   15.58   $   16.58   $   15.81   $   13.21
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.12           0.19        0.33        0.41        0.37        0.36
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (0.77)         (0.38)      (0.73)      (0.98)       1.13        2.66
========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (0.65)         (0.19)      (0.40)      (0.57)       1.50        3.02
========================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00           0.28        0.06        0.37        0.36        0.34
Distributions from Capital Gains                    0.00           0.00        1.91        0.06        0.37        0.08
========================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00           0.28        1.97        0.43        0.73        0.42
========================================================================================================================
Net Asset Value - End of Period                $   12.09      $   12.74   $   13.21   $   15.58   $   16.58   $   15.81
========================================================================================================================

TOTAL RETURN(a)                                   (5.10%)(b)     (1.47%)     (2.17%)     (3.40%)      9.56%      22.91%

RATIOS
Net Assets - End of Period ($000 Omitted)      $  21,073      $  23,171   $  19,851   $  27,739   $  35,630   $  23,268
Ratio of Expenses to Average Net Assets(c)(d)      0.57%(b)       1.15%       1.21%       1.17%       1.01%       0.92%
Ratio of Net Investment Income to
   Average Net Assets(d)                           0.86%(b)       2.02%       2.38%       2.14%       2.50%       3.07%
Portfolio Turnover Rate                              36%(b)         82%        103%         36%         17%         27%

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.65%, 1.31%, 1.44%, 1.01% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 0.78%, 1.86%, 2.15%, 2.50% and 2.89%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S92   9364  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-UTILITIES FUND






                                      SEMI
                                       ANN
                                       UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period"s economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-UTILITIES FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - UTILITIES FUND

This line graph compares the value of a $10,000 investment in VIF - Utilities Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Utilities Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Utilities Fund        S&P 500 Index(2)  S&P Utilities Index(2)

1/95        $10,000                     $10,000           $10,000
6/95        $10,110                     $12,019           $11,551
6/96        $11,814                     $15,142           $13,651
6/97        $13,092                     $20,393           $14,328
6/98        $17,055                     $26,545           $18,668
6/99        $21,265                     $32,584           $20,244
6/00        $23,666                     $34,946           $20,738
6/01        $19,953                     $29,767           $25,117
6/02        $13,681                     $24,415           $17,125


For the six-month period ended June 30, 2002, the value of your shares declined 15.27%, underperforming the 13.16% decline in the S&P 500 Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

--------------------------------------------------------
                     VIF-UTILITIES FUND
        AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                          (31.43%)
--------------------------------------------------------
5 years                                           0.88%
--------------------------------------------------------
Since inception (1/95)                            4.27%
--------------------------------------------------------

Normally, the volatility in the broader market would have supported utilities stocks, as they have historically been regarded as more defensive investments. But sector-specific risk kept investors from rotating into the utilities sector. At the root of the problem were the merchant power generators, such as Mirant Corp, many of which operate in business lines that are similar to Enron Corp (not a fund holding during the six months ended 6/30/02). Although time will tell whether any other merchant power generators employed the same practices that Enron did, investors decided to sell first and ask questions later.

Poor investor sentiment was not limited to the merchant power generators. Any company that operated a trading desk, including gas utilities such as Duke Energy, was tarred with the same brush. Meanwhile, telecommunications did not offer a refuge, as even the incumbent service providers, such as BellSouth Corp, declined, partially in sympathy with the broader market, but also in response to persistently depressed corporate demand for telecom services.

We are fairly optimistic about the prospects for the utilities sector. If the pessimism that pervaded the first half of 2002 persists, investors could continue to favor more defensive investments, supporting utility stocks. Furthermore, if the economy continues to recover, then demand for power would likely intensify, providing a tailwind for the sector's fundamentals.

We believe the portfolio is well positioned to produce returns that are more in line with the sector overall. Furthermore, we will continue to look for ways to improve the dividend yield, while balancing growth potential with tempered volatility.

FUND MANAGEMENT
JEFF MORRIS IS NAMED VIF-UTILITIES FUND MANAGER
Effective February 28, 2002, Vice President Jeffrey G. Morris, CFA, was named manager of VIF-Utilities Fund. Jeff had previously managed INVESCO Utilities Fund from March of 1996 to June of 1997. Due to their defensive nature, low volatility and history of paying dividends, utility equity securities have historically been classified as value stocks. This change in management realigns the fund with the INVESCO Value team.

Jeff has a BS from Colorado State University, and a Masters from the University of Colorado at Denver. He began his investment career in 1991 and joined INVESCO in 1991.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
UTILITIES FUND
84.65    COMMON STOCKS
58.86    ELECTRIC UTILITIES
         Alliant Energy                                                             22,270        $      572,339
         American Electric Power                                                    19,800               792,396
         Cinergy Corp                                                               29,600             1,065,304
         Consolidated Edison                                                        19,500               814,125
         Dominion Resources                                                         18,700             1,237,940
         DTE Energy                                                                 24,000             1,071,360
         Duke Energy                                                                22,700               705,970
         Energy East                                                                35,200               795,520
         Entergy Corp                                                               19,900               844,556
         Exelon Corp                                                                20,212             1,057,088
         FPL Group                                                                  19,600             1,175,804
         Hawaiian Electric Industries                                               19,000               808,450
         Mirant Corp(a)                                                             41,200               300,760
         Potomac Electric Power                                                      6,900               148,212
         PPL Corp                                                                   23,900               790,612
         Progress Energy                                                            16,100               837,361
         SCANA Corp                                                                 27,900               861,273
         Southern Co                                                                38,800             1,063,120
         TXU Corp                                                                   22,800             1,175,340
=================================================================================================================
                                                                                                      16,117,530
5.90     GAS UTILITIES
         Nicor Inc                                                                  18,500               846,375
         ONEOK Inc                                                                  35,100               770,445
=================================================================================================================
                                                                                                       1,616,820
16.53    INTEGRATED TELECOMMUNICATION SERVICES
         AT&T Corp                                                                  34,700               371,290
         BellSouth Corp                                                             36,640             1,154,160
         CenturyTel Inc                                                             33,700               994,150
         SBC Communications                                                         33,506             1,021,933
         Verizon Communications                                                     24,533               985,000
=================================================================================================================
                                                                                                       4,526,533
0.37     INTEGRATED TELECOMMUNICATION SERVICES - LONG DISTANCE
         Qwest Communications International(a)                                      36,501               102,203
=================================================================================================================
2.99     NATURAL GAS PIPELINES
         Kinder Morgan Management LLC                                               26,801               817,430
=================================================================================================================
         TOTAL COMMON STOCKS (Cost $24,086,326)                                                       23,180,516
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES OR
                                                                                 PRINCIPAL
%        DESCRIPTION                                                                AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------
2.71     FIXED INCOME SECURITIES - CORPORATE BONDS
1.98     ELECTRIC UTILITIES
         Appalachian Power, 1st Mortgage Medium-Term Notes, 6.000%,
           11/1/2003                                                        $      200,000        $      199,075
         Duquesne Light, 1st Mortgage, Series O, 6.700%, 4/15/2012          $      125,000               130,170
         Kansas City Power & Light, Sr Notes(b), Series A, 6.000%,
           3/15/2007                                                        $      100,000               102,173
         Public Service Electric & Gas, 1st & Refunding Mortgage,
           9.125%, 7/1/2005                                                 $      100,000               109,863
=================================================================================================================
                                                                                                         541,281
0.73     GAS UTILITIES
         Consolidated Natural Gas, Sr Notes, Series B, 5.375%, 11/1/2006    $      200,000               200,711
=================================================================================================================
         TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $730,786)                                         741,992
=================================================================================================================
12.64    SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated 6/28/2002 due
           7/1/2002 at 1.900%, repurchased at $3,462,548 (Collateralized by Freddie Mac, Medium-Term Notes, due 4/30/2003 at 5.000%,
           value $3,562,223) (Cost $3,462,000)                              $    3,462,000             3,462,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $28,279,112)                                                                       $   27,384,508
=================================================================================================================

(a) Security is non-income producing.

(b) Security acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                                                       UTILITIES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                                                   $     28,279,112
=================================================================================================================
   At Value(a)                                                                                  $     27,384,508
Cash                                                                                                         451
Receivables:
   Investment Securities Sold                                                                            334,953
   Fund Shares Sold                                                                                      312,581
   Dividends and Interest                                                                                 61,680
Prepaid Expenses and Other Assets                                                                            371
=================================================================================================================
TOTAL ASSETS                                                                                          28,094,544
=================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                                                                     1,328,605
   Fund Shares Repurchased                                                                                28,996
Accrued Expenses and Other Payables                                                                        8,680
=================================================================================================================
TOTAL LIABILITIES                                                                                      1,366,281
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     26,728,263
=================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                                              $     33,068,238
Accumulated Undistributed Net Investment Income                                                          444,779
Accumulated Undistributed Net Realized Loss on Investment Securities
   and Foreign Currency Transactions                                                                  (5,890,150)
Net Depreciation of Investment Securities                                                               (894,604)
=================================================================================================================
NET ASSETS AT VALUE                                                                             $     26,728,263
=================================================================================================================
Shares Outstanding                                                                                     2,241,279
NET ASSET VALUE, Offering and Redemption Price per Share                                        $          11.93
=================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 includes a repurchase agreement of $3,462,000.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to the Fund.

See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED
                                                                                                       UTILITIES
                                                                                                            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                                       $        391,379
Interest                                                                                                  34,872
   Foreign Taxes Withheld                                                                                 (1,031)
=================================================================================================================
   TOTAL INCOME                                                                                          425,220
=================================================================================================================
EXPENSES
Investment Advisory Fees                                                                                  73,757
Administrative Services Fees                                                                              37,576
Custodian Fees and Expenses                                                                                6,857
Directors' Fees and Expenses                                                                               5,448
Professional Fees and Expenses                                                                             8,438
Registration Fees and Expenses                                                                                72
Reports to Shareholders                                                                                    8,198
Transfer Agent Fees                                                                                        2,500
Other Expenses                                                                                               722
=================================================================================================================
   TOTAL EXPENSES                                                                                        143,568
   Fees and Expenses Absorbed/Reimbursed by Investment Adviser                                            (1,731)
   Fees and Expenses Paid Indirectly                                                                        (251)
=================================================================================================================
      NET EXPENSES                                                                                       141,586
=================================================================================================================
NET INVESTMENT INCOME                                                                                    283,634
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on:
   Investment Securities                                                                              (4,935,727)
   Foreign Currency Transactions                                                                          (8,024)
=================================================================================================================
      Total Net Realized Loss                                                                         (4,943,751)
=================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                                                 616,202
   Foreign Currency Transactions                                                                            (821)
=================================================================================================================
      Total Change in Net Appreciation/Depreciation                                                      615,381
=================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                                                                  (4,328,370)
=================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                      $     (4,044,736)
=================================================================================================================
See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
UTILITIES FUND

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
------------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Income                                                       $         283,634   $        161,367
Net Realized Loss                                                                  (4,943,751)          (878,097)
Change in Net Appreciation/Depreciation                                               615,381         (4,596,345)
==================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                         (4,044,736)        (5,313,075)
==================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                       0           (102,460)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                                                        0           (106,296)
==================================================================================================================
TOTAL DISTRIBUTIONS                                                                         0           (208,756)
==================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                      14,414,869         21,078,887
Reinvestment of Distributions                                                               0            208,756
==================================================================================================================
                                                                                   14,414,869         21,287,643
Amounts Paid for Repurchases of Shares                                             (4,589,260)        (7,118,034)
==================================================================================================================
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                     9,825,609         14,169,609
==================================================================================================================
TOTAL INCREASE IN NET ASSETS                                                        5,780,873          8,647,778
NET ASSETS
Beginning of Period                                                                20,947,390         12,299,612
==================================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income of $444,779 and $161,145, respectively)            $      26,728,263   $     20,947,390
==================================================================================================================

            ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                         1,115,131          1,315,091
Shares Issued from Reinvestment of Distributions                                            0             14,825
==================================================================================================================
                                                                                    1,115,131          1,329,916
Shares Repurchased                                                                   (361,086)          (426,823)
==================================================================================================================
NET INCREASE IN FUND SHARES                                                           754,045            903,093
==================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Core Equity Fund (formerly Equity Income Fund), Dynamics Fund, Financial Services Fund, Growth Fund, Health Sciences Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Technology Fund, Telecommunications Fund, Total Return Fund and Utilities Fund (the "Fund", presented herein). The investment objective of the Fund is to seek capital appreciation and income through investments in a specific business sector. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

     Cost of Investments for Tax Purposes                $   28,676,286
                                                        ================
     Gross Tax Unrealized Appreciation on Investments    $      910,584
     Gross Tax Unrealized Depreciation on Investments        (2,202,362)
                                                        ----------------
     Net Tax Depreciation on Investments                 $   (1,291,778)
                                                        ================

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions.

The Fund has elected to defer post-October 31 capital losses of $30,003 to the year ended December 31, 2002. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES - The Fund bears expenses incurred specifically on its behalf and, in addition, the Fund bears a portion of general expenses, based on the relative net assets of the Fund.

Under an agreement between the Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.60% of average net assets.

IFG receives a transfer agent fee of $5,000 per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund for the six months ended June 30, 2002. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $27,331,591 and $17,128,142, respectively. There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

The Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations were $53. Unfunded accrued pension costs of $0 and pension liability of $473 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the six months ended June 30, 2002, there were no such securities lending arrangements for the Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for the Fund.

NOTE 7 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, there were no such borrowings for the Fund.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                   ENDED
                                                 JUNE 30                        YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                    2002           2001         2000         1999         1998         1997
                                               UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period          $   14.08      $   21.06    $   20.97    $   17.78    $   14.40    $   11.95
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(a)                            0.09           0.00         0.17         0.22         0.25         0.31
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (2.24)         (6.83)        0.87         3.17         3.41         2.48
============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (2.15)         (6.83)        1.04         3.39         3.66         2.79
============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                0.00           0.07         0.03         0.20         0.24         0.29
Distributions from Capital Gains                    0.00           0.08         0.92         0.00         0.04         0.05
============================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00           0.15         0.95         0.20         0.28         0.34
============================================================================================================================
Net Asset Value - End of Period                $   11.93      $   14.08 $      21.06    $   20.97    $   17.78    $   14.40
============================================================================================================================

TOTAL RETURN(b)                                  (15.27%)(c)     (32.41%)       5.28%       19.13%      25.48%       23.41%

RATIOS
Net Assets - End of Period ($000 Omitted)      $  26,728      $  20,947    $  12,300    $   9,137    $   6,993    $   4,588
Ratio of Expenses to Average Net Assets(d)(e)      0.57%(c)       1.15%        1.22%        1.20%        1.08%        0.99%
Ratio of Net Investment Income to
   Average Net Assets(e)                           1.15%(c)       1.13%        0.94%        1.15%        1.73%        2.92%
Portfolio Turnover Rate                              80%(c)         33%          50%          40%          35%          33%

(a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.

(b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.58%, 1.37%, 1.41%, 1.53%, 1.60% and 2.07%, respectively, and ratio of net investment income to average net assets would have been 1.14%, 0.91%, 0.75%, 0.82%, 1.21% and 1.84%, respectively.

                                   YOU SHOULD
                                    KNOW WHAT
                                INVESCO KNOWS(R)











[INVESCO ICON] INVESCO(R)

1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

S94   9365  7/02

KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

VIF-DYNAMICS FUND
VIF-FINANCIAL SERVICES FUND
VIF-HEALTH SCIENCES FUND
VIF-TECHNOLOGY FUND
VIF-TELECOMMUNICATIONS FUND




                                     SEMI
                                      ANN
                                      UAL












SEMIANNUAL REPORT | JUNE 30, 2002   [INVESCO ICON] INVESCO FUNDS(R)

MARKET OVERVIEW                                                        June 2002
Stocks continued to decline during the first six months of 2002. Although the period's economic data revealed an improving business climate -- at least insofar as consumer spending stayed strong and manufacturing picked up -- corporations had yet to see the nascent expansion translate into higher profits.

As the period progressed, several negative developments hurt investor confidence. First, the geopolitical landscape grew increasingly uncertain. On top of the persistent threat of terrorist attacks, the first quarter saw tensions rise on the West Bank and nuclear rivals India and Pakistan on the brink of war. Repeated corporate accounting scandals also rocked Wall Street, as several former market-leading companies confessed they had employed fraudulent or dubious accounting practices. Combined, these developments unnerved investors, and stocks retested their September lows, with technology and telecommunications stocks bearing the brunt of the selling.

Meanwhile, the prevailing uncertainty in the broader market spurred investors to seek opportunities believed to be more defensive. Benefiting from this trend were investments tied to the price of gold, which rose above $320 per ounce, and real estate investment trusts. Value stocks were also aided by this rotation.

Fixed-income markets also advanced, buoyed in part by the market's flight to investments perceived as safe havens. And the Federal Reserve's decision to leave interest rates unchanged near period end also supported bonds.

By the end of June, investors were still feeling exceptionally risk averse. But lost in the period's negative headlines were positive economic data. Historically, the market has factored in economic improvement long before it actually gained a foothold. This recovery has been starkly different, leading many market observers to wonder when the normal relationship between stock prices and the economy will reassert itself.

VIF-DYNAMICS FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - DYNAMICS FUND

This line graph compares the value of a $10,000 investment in VIF - Dynamics Fund to the value of a $10,000 investment in the Russell Midcap Growth Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Dynamics Fund           Russell Midcap Growth Index(2)

8/97        $10,000                       $10,000
6/98        $12,180                       $11,430
6/99        $14,850                       $13,751
6/00        $21,823                       $20,433
6/01        $14,992                       $13,995
6/02        $9,774                        $10,309

For the six-month period ended June 30, 2002, the value of VIF-Dynamics Fund shares declined by 23.37%, underperforming the Russell Midcap Growth Index, which declined 19.70% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2)

-----------------------------------------------------
                  VIF-DYNAMICS FUND
     AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                       (34.80%)
-----------------------------------------------------
3 years                                      (13.01%)
-----------------------------------------------------
Since inception (8/97)                        (0.47%)
-----------------------------------------------------

We entered the period with the fund positioned somewhat aggressively, believing that investors would bid stocks higher as the economy improved. Although the economy has continued its recovery, investor sentiment remained extremely poor, and our strategy hindered performance. Rising uncertainty -- whether its source was the economy, geopolitical tensions or corporate accounting fears -- made investors quite risk averse during the first half of the year. As such, money generally rotated out of investments believed to be more aggressive and into those deemed more defensive. This trend helped bonds at the expense of stocks, and value stocks at the expense of growth stocks.

Perhaps no sector was hurt more by the deteriorating sentiment than technology. During the period, the group's fundamentals remained depressed and negative earnings pre-announcements were common. Disappointments included PeopleSoft Inc and Nvidia Corp. The fund also experienced poor performance from its telecommunications stocks.

Meanwhile, the fund's consumer staples holdings performed well, benefiting from the market's preference for companies with relatively stable financial results. Energy also contributed positively to performance, supported by decreasing inventories of the underlying commodities.

While unnerving headlines dominated investor attention during the period, data revealed the economy continued to take steps toward recovery. Although risks exist, we believe the economy is on track to show healthy growth during the year. In our opinion, it is simply a matter of time before corporate profits start to reflect that improvement. Indeed, we think the second half of the year will witness upward corporate profit revisions and positive earnings surprises.

With this in mind, we continue to favor opportunities that we believe are best positioned to capitalize on the turn. We have maintained our overweight exposure to energy and consumer discretionary stocks, and have recalibrated our overweight financial services exposure, reducing the emphasis on market-sensitive financials. The fund also remains overweight in technology, as we believe the stronger companies in the sector continue to offer compelling long-term growth prospects, yet trade near the bottom of their historical price ranges. In our view, these values fully reflect extreme pessimism, and thus represent attractive risk/reward opportunities.(3)

FUND MANAGEMENT
TIMOTHY J. MILLER, CFA
Chief Investment Officer, INVESCO Funds Group. BSBA, St. Louis University; MBA, University of Missouri. Joined INVESCO in 1992. Began investment career in 1979.

VIF-FINANCIAL SERVICES FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - FINANCIAL SERVICES FUND

This line graph compares the value of a $10,000 investment in VIF - Financial Services Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the S&P Financials Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

      VIF - Financial Services
            Fund                   S&P 500 Index(2)      S&P Financials Index(2)

9/99        $10,000                $10,000               $10,000
6/00        $11,080                $11,438               $10,810
6/01        $13,272                $9,743                $13,327
6/02        $12,011                $7,991                $11,921

For the six-month period ended June 30, 2002, the value of your shares decreased 3.78%, outperforming both the S&P 500 Index, which lost 13.16% during the same period, and the S&P Financials Index, which fell 4.25%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Along with the rest of the market, financial services stocks endured a difficult first half, but this sector fared better than many others. This was due to solid returns from a number of more defensive financial stocks, which were generally rewarded for their steadfast and relatively predictable businesses. Select regional banks, thrifts, and insurance brokers, for example, managed to gain ground. On the other hand, many financial companies with strong ties to the capital markets, such as brokerage houses and investment banks, declined.

In keeping with these trends, we saw strong performance from Wells Fargo & Co and Fifth Third Bancorp, two quality banking names that continued to grow their top-line earnings during the period. Another bright spot for the fund was financial guarantee insurer Ambac Financial Group, which posted an impressive return thanks to a powerful combination of low interest rates, high debt issuance, and strong demand fueled by credit concerns.

On a negative note, the fund's minimal position in thrifts hampered performance. Meanwhile, we saw holdings like Goldman Sachs Group, Citigroup Inc -- which has investment banking exposure through its Salomon Smith Barney subsidiary -- and Merrill Lynch falter. With many investors staying on the sidelines during the first half, these companies' brokerage businesses were not as productive as they tend to be under more favorable conditions. Furthermore, the New York State Attorney General's lawsuit against Merrill Lynch fueled questions regarding the objectivity of brokerage firms' investment analysis, causing the market to punish most related stocks during the period.

------------------------------------------------------
                VIF-FINANCIAL SERVICES FUND
      AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                         (9.50%)
------------------------------------------------------
Since inception (9/99)                          6.82%
------------------------------------------------------

In terms of portfolio positioning, in the first half of the year we reduced the fund's exposure to stocks sensitive to the volatility that has prevailed in the capital markets, while adding to more credit-sensitive holdings. This latter group, in our opinion, is better positioned at present, since it can benefit simply from a normalization of the credit cycle and is not as dependent on the stock market's performance to boost earnings. We also trimmed our stake in property/casualty insurers during the period, as these firms have already benefited nicely from price increases and, going forward, could cycle lower again.

Our overall strategy, however, remains unchanged: We are committed to seeking high-quality growth companies poised to see improvement in a healthier economy. Diversification across the financial services sector continues to be a top priority as well.

FUND MANAGEMENT
JOSEPH W. SKORNICKA, CFA
Vice President, INVESCO Funds Group. BA, Michigan State University; MBA, University of Michigan. Joined INVESCO in 2001. Began investment career in 1994.

VIF-HEALTH SCIENCES FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - HEALTH SCIENCES FUND

This line graph compares the value of a $10,000 investment in VIF - Health Sciences Fund to the value of a $10,000 investment in the S&P 500 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

            VIF - Health Sciences Fund          S&P 500 Index(2)

5/97        $10,000                             $10,000
6/97        $10,000                             $10,445
6/98        $13,630                             $13,596
6/99        $15,111                             $16,689
6/00        $19,666                             $17,899
6/01        $18,964                             $15,247
6/02        $16,061                             $12,505

For the six-month period ended June 30, 2002, the value of your shares decreased 14.89%, underperforming the return of the S&P 500 Index, which suffered a decline of 13.16%. (Of course, past performance is not a guarantee of future results.)(1),(2)

Health care stocks experienced their share of volatility during the first half, and we saw mixed results from the various areas comprising the sector. Product setbacks and earnings misses plagued biotechnology companies, while patent expirations and unfavorable Food and Drug Administration (FDA) findings weighed on a number of pharmaceuticals. On the other hand, investors favored the cost and enrollment trends for hospitals and other more defensive, service-related businesses, and these stocks fared well.

------------------------------------------------
            VIF-HEALTH SCIENCES FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (15.30%)
------------------------------------------------
5 years                                   9.94%
------------------------------------------------
Since inception (5/97)                    9.72%
------------------------------------------------

Early in the year, the fund was hampered by its substantial weighting in biotechnology stocks. Even though we have always focused on more established -- rather than speculative -- biotech issues, holdings from this area lagged, as many promising products failed to make it past the final stage of development.

Given these circumstances, we repositioned the portfolio at the beginning of the second quarter, investing more assets in health care services companies, such as hospitals and HMOs, while reducing our biotechnology weighting. These adjustments aided the fund throughout the remainder of the half, as hospital chains like WellPoint Health Networks, HCA Inc, and Tenet Healthcare all posted strong gains. On the biotech side, we significantly reduced our exposure and concentrated on companies that have already proven themselves with successful products.

Another positioning change during the period was our increased emphasis on foreign pharmaceuticals, which generally performed better than their American counterparts. For example, European generic manufacturer Novartis AG rose on news of strong sales and an increase in profits, and specialty pharmaceutical firm Teva Pharmaceutical Industries Ltd outperformed the broad market. On the other hand, domestic pharmaceutical company Abbott Laboratories declined sharply toward the end of the half after announcing that one of its manufacturing facilities was under scrutiny by the FDA.

Looking ahead, we continue to see particularly attractive opportunities in the health care services and medical device sub-sectors at this time, as enrollment trends and earnings growth in these areas have remained relatively strong through the market downturn. At the same time, we are less bullish on biotechnology companies, which, in our opinion, could continue to experience the types of product setbacks and earnings disappointments that have become common to that industry in recent months. We are also taking a highly selective approach to stock selection in the large-cap pharmaceuticals arena, focusing on those names with the strongest market positions and most promising product pipelines.

FUND MANAGEMENT
THOMAS R. WALD, CFA
Vice President, INVESCO Funds Group. BA, Tulane University; MBA, University of Pennsylvania. Joined INVESCO in 1997. Began investment career in 1988.

VIF-TECHNOLOGY FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH:   VIF - TECHNOLOGY FUND

This line graph compares the value of a $10,000 investment in VIF - Technology Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Nasdaq Composite Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

      VIF - Technology Fund         S&P 500 Index(2)   Nasdaq Composite Index(2)

5/97        $10,000                 $10,000            $10,000
6/97        $10,000                 $10,445            $10,298
6/98        $13,680                 $13,596            $13,531
6/99        $20,497                 $16,689            $19,182
6/00        $43,207                 $17,899            $28,323
6/01        $19,414                 $15,247            $15,433
6/02        $10,206                 $12,505            $10,448

For the six-month period ended June 30, 2002, the value of your shares declined 34.16%, underperforming the 13.16% drop in the S&P 500 Index and the 24.98% decline recorded by the Nasdaq Composite Index, which is a more appropriate benchmark, given its heavy technology weighting. (Of course, past performance is not a guarantee of future results.)(1),(2)

The bear market in technology stocks continued during the first half of 2002. After a challenging first quarter, during which investors worried whether tech companies were benefiting from the improving economy, this sector declined even further during the next three months. Investor pessimism intensified throughout the period, and valuations continued to contract. Repeated reports of corporate accounting malfeasance only exacerbated investors' risk-averse attitude.

-----------------------------------------------------
                  VIF-TECHNOLOGY FUND
     AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                       (47.43%)
-----------------------------------------------------
5 years                                        0.41%
-----------------------------------------------------
Since inception (5/97)                         0.40%
-----------------------------------------------------

Throughout the year, we have continued to focus on leading companies that we believe are solidly positioned for the long haul and possess strong enough balance sheets to withstand market downturns. These higher-quality firms have been core holdings of the fund for some time. We have also devoted a significant portion of fund assets to technology companies with long-term growth potential that is lower than we usually seek, but whose businesses are stable and predictable. That's not to say we have abandoned our growth focus. However, given the market's unwillingness to look beyond the end of the year when assessing a company's prospects, aggressive growth opportunities have become less of an emphasis.

At the beginning of the year, we had expected that 2002 would be a better year for technology investors than 2001. Obviously, that has not been the case. Nevertheless, we believe that demand for technology products and services will improve as the economy strengthens, and that the productivity improvements seen during the previous economic expansion were not a fluke but rather were strongly influenced by the broad adoption of new technologies. Furthermore, the lack of corporate investment in technology at this stage of the recovery is not surprising. Historically, those expenditures have resumed about two quarters following a turnaround in profits -- suggesting a possible rebound in spending during the final quarter of 2002.

FUND MANAGEMENT
WILLIAM R. KEITHLER, CFA
Senior Vice President and Director of Sector Management, INVESCO Funds Group. BA, Webster College; MS, University of Wisconsin-Madison. Joined INVESCO in 1998. Began investment career in 1982.

VIF-TELECOMMUNICATIONS FUND
The line graph below illustrates, for the period from inception through June 30, 2002, the value of a $10,000 investment in the fund, plus reinvested dividends and capital gain distributions. The charts and other total return figures cited reflect the fund's operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Past performance is not a guarantee of future results.)(1),(2)

LINE GRAPH: VIF - TELECOMMUNICATIONS FUND

This line graph compares the value of a $10,000 investment in VIF - Telecommunications Fund to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the MSCI-EAFE Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception through 6/30/02.

        VIF -
        Telecommunications Fund     S&P 500 Index(2)  MSCI-EAFE Index(2)

9/99    $10,000                     $10,000           $10,000
6/00    $18,230                     $11,438           $11,243
6/01    $8,034                      $9,743            $8,621
6/02    $2,999                      $7,991            $7,826

For the six-month period ended June 30, 2002, the value of your shares declined 46.32%, compared to a 13.16% drop in the S&P 500 Index and a 1.38% decline in the MSCI-EAFE Index. (Of course, past performance is not a guarantee of future results).(1),(2)

Once again, success in the telecommunications sector meant owning the stocks that declined the least. In this regard, we believe the fund was positioned appropriately, as we continued to emphasize more defensive names.

Although the fund's incumbent service providers, such as Verizon Communications and SBC Communications, declined, they outperformed the rest of the telecom sector. Though these companies fell in sympathy with the broader market, compared to other telecom sub-sectors their diverse menu of services insulated their fundamentals somewhat. However, they, too, have been affected by the slow economy.

Results from other industries were often worse. Wireless stocks declined sharply as investors rationalized disappointing subscriber growth. Telecom equipment companies fell on continued depressed corporate spending. And cable and media companies slipped lower as investors worried about any company with complex accounting -- a trait that many of the companies in this sub-sector possess.

------------------------------------------------
           VIF-TELECOMMUNICATIONS FUND
AVERAGE ANNUALIZED TOTAL RETURN AS OF 6/30/02(1)

1 year                                  (62.67%)
------------------------------------------------
Since inception (9/99)                  (35.18%)
------------------------------------------------

Despite the sector's abysmal showing, there is light at the end of the tunnel. In the past, we have suggested that, before the sector can enjoy a return to strong performance, a rationalization must take place, during which the excesses created during the bubble years are wrung out. Recently, we have started to see signs that this crucial rationalization is underway. One indication was the recent decision by Qwest Communications International to close its European venture. Another sign was WorldCom's (not a fund holding at 6/30/2002) announcement that it would shut down its wireless service.

As an increasing number of competitors fade or are consolidated, the survivors will have a larger piece of the pie. While it may be a while before these companies become efficient again, we are encouraged that they are finally making progress.(4)

FUND MANAGEMENT
BRIAN HAYWARD, CFA
Senior Vice President, INVESCO Funds Group. BA, MA, University of Missouri. Joined INVESCO in 1997. Began investment career in 1985.

(1)TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR THE PERIODS INDICATED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. FUND RETURNS ARE NET OF EXPENSES, BUT DO NOT REFLECT THE ADDITIONAL FEES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. IF THOSE CONTRACT FEES AND EXPENSES WERE INCLUDED, THE RETURNS WOULD BE LESS THAN THOSE SHOWN.

(2)THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF THE 500 LARGEST COMMON STOCKS (IN TERMS OF MARKET VALUE), WEIGHTED BY MARKET CAPITALIZATION AND CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET. THE S&P FINANCIALS INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE FINANCIAL SERVICES SECTOR OF THE S&P 500 INDEX. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX REPRESENTING THE DEVELOPED MARKETS OUTSIDE OF NORTH AMERICA: EUROPE, AUSTRALIA, AND THE FAR EAST. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(3)AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

(4)FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATIONS.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
90.49    COMMON STOCKS & WARRANTS
2.00      ADVERTISING
         Lamar Advertising Class A Shrs(a)                                          39,500        $    1,469,795
         Omnicom Group                                                              19,130               876,154
         WPP Group PLC                                                              38,460               324,780
=================================================================================================================
                                                                                                       2,670,729
0.82     AEROSPACE & DEFENSE
         L-3 Communications Holdings(a)                                             20,200             1,090,800
=================================================================================================================
0.05     ALTERNATIVE CARRIERS
         Time Warner Telecom Class A Shrs(a)(b)                                     42,180                70,862
=================================================================================================================
0.13     APPAREL & ACCESSORIES
         Polo Ralph Lauren Class A Shrs(a)                                           7,800               174,720
=================================================================================================================
0.60     APPAREL RETAIL
         Limited Brands                                                             37,700               803,010
=================================================================================================================
5.45     APPLICATION SOFTWARE
         BEA Systems(a)                                                            113,900             1,071,799
         Check Point Software Technologies Ltd(a)                                   27,700               375,612
         Intuit Inc(a)                                                              40,720             2,024,598
         Mercury Interactive(a)                                                     37,220               854,571
         PeopleSoft Inc(a)                                                          59,900               891,312
         Quest Software(a)                                                          29,800               432,994
         Rational Software(a)                                                       53,500               439,235
         Siebel Systems(a)                                                          70,440             1,001,657
         TIBCO Software(a)                                                          31,200               173,472
=================================================================================================================
                                                                                                       7,265,250
2.72     BANKS
         Banknorth Group                                                            26,100               679,122
         National Commerce Financial                                                15,300               402,390
         Northern Trust                                                             24,680             1,087,401
         Synovus Financial                                                          28,200               776,064
         TCF Financial                                                              14,000               687,400
=================================================================================================================
                                                                                                       3,632,377
1.37     BIOTECHNOLOGY
         Gilead Sciences(a)                                                         29,100               956,808
         IDEC Pharmaceuticals(a)                                                    24,500               868,525
=================================================================================================================
                                                                                                       1,825,333
2.59     BROADCASTING - RADIO/TV
         Cox Radio Class A Shrs(a)                                                  22,300               537,430


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Entercom Communications(a)                                                 21,100        $      968,490
         Univision Communications Class A Shrs(a)                                   36,700             1,152,380
         Westwood One(a)                                                            23,600               788,712
=================================================================================================================
                                                                                                       3,447,012
2.09     CABLE & SATELLITE OPERATORS
         Cablevision Systems-Rainbow Media Group(a)                                 37,719               330,041
         EchoStar Communications Class A Shrs(a)                                    48,180               894,221
         USA Interactive(a)                                                         66,420             1,557,549
=================================================================================================================
                                                                                                       2,781,811
2.40     CASINOS & GAMING
         Harrah's Entertainment(a)                                                  50,840             2,254,754
         MGM MIRAGE(a)                                                              27,920               942,300
=================================================================================================================
                                                                                                       3,197,054
1.59     COMPUTER & ELECTRONICS RETAIL
         Best Buy(a)                                                                22,500               816,750
         CDW Computer Centers(a)                                                    27,900             1,305,999
=================================================================================================================
                                                                                                       2,122,749
2.35     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          59,360             1,037,613
         Emulex Corp(a)                                                             20,400               459,204
         Lexmark International Class A Shrs(a)                                      10,700               582,080
         Network Appliance (a)                                                      84,200             1,047,448
=================================================================================================================
                                                                                                       3,126,345
1.86     CONSUMER FINANCE
         Capital One Financial                                                      20,800             1,269,840
         SLM Corp                                                                   12,500             1,211,250
=================================================================================================================
                                                                                                       2,481,090
0.85     DATA PROCESSING SERVICES
         Paychex Inc                                                                36,375             1,138,174
=================================================================================================================
0.70     DEPARTMENT STORES
         Kohl's Corp(a)                                                             13,400               939,072
=================================================================================================================
0.05     DIVERSIFIED COMMERCIAL SERVICES
         Hewitt Associates(a)                                                        2,700                62,910
=================================================================================================================
1.91     DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                                      14,100               947,520
         Edwards (A G) Inc                                                          13,800               536,406
         Neuberger Berman                                                           18,100               662,460
         SEI Investments                                                            14,220               400,577
=================================================================================================================
                                                                                                       2,546,963
1.05     EDUCATION SERVICES
         Apollo Group Class A Shrs(a)                                               24,450               963,574
         Career Education(a)                                                         9,700               436,500
=================================================================================================================
                                                                                                       1,400,074


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
1.38     ELECTRICAL COMPONENTS & EQUIPMENT
         Molex Inc                                                                  30,737        $    1,030,612
         SPX Corp(a)                                                                 6,900               810,750
=================================================================================================================
                                                                                                       1,841,362
1.77     ELECTRONIC EQUIPMENT & INSTRUMENTS
         AVX Corp                                                                   17,200               280,876
         Celestica Inc(a)                                                           25,500               579,105
         Flextronics International Ltd(a)                                           37,980               270,797
         Tech Data(a)                                                               32,600             1,233,910
=================================================================================================================
                                                                                                       2,364,688
1.06     EMPLOYMENT SERVICES
         Robert Half International(a)                                               60,700             1,414,310
=================================================================================================================
0.24     HEALTH CARE DISTRIBUTORS & SERVICES
         McKesson Corp                                                               9,600               313,920
=================================================================================================================
4.07     HEALTH CARE EQUIPMENT
         Laboratory Corp of America Holdings(a)                                     35,000             1,597,750
         St Jude Medical(a)                                                         19,500             1,440,075
         Varian Medical Systems(a)                                                  28,800             1,167,840
         Zimmer Holdings(a)                                                         34,400             1,226,704
=================================================================================================================
                                                                                                       5,432,369
0.67     HEALTH CARE SUPPLIES
         Alcon Inc(a)                                                               26,200               897,350
=================================================================================================================
0.37     HOTELS
         Hotels.com Class A Shrs(a)                                                 11,700               494,091
=================================================================================================================
0.54     INDUSTRIAL GASES
         Praxair Inc                                                                12,700               723,519
=================================================================================================================
3.38     INDUSTRIAL MACHINERY
         Danaher Corp                                                               16,100             1,068,235
         Eaton Corp                                                                 12,600               916,650
         Illinois Tool Works                                                        13,700               935,710
         ITT Industries                                                              9,200               649,520
         Parker-Hannifin Corp                                                       19,700               941,463
=================================================================================================================
                                                                                                       4,511,578
0.38     INTEGRATED OIL & GAS
         Murphy Oil                                                                  6,100               503,250
=================================================================================================================
1.55     INTERNET RETAIL
         eBay Inc(a)                                                                33,500             2,064,270
=================================================================================================================
1.36     INTERNET SOFTWARE & SERVICES
         Expedia Inc(a)                                                             25,600             1,517,824
         Expedia Inc Warrants (Exp 2009)(a)                                          5,433               157,557
         webMethods Inc(a)                                                          14,400               142,560
=================================================================================================================
                                                                                                       1,817,941
3.99     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Bear Stearns                                                               12,800               783,360
         E*TRADE Group(a)                                                          103,000               562,380


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Eaton Vance                                                                18,300        $      570,960
         Federated Investors Class B Shrs                                           17,500               604,975
         Investment Technology Group(a)                                             16,100               526,470
         Legg Mason                                                                 28,000             1,381,520
         Lehman Brothers Holdings                                                   14,240               890,285
=================================================================================================================
                                                                                                       5,319,950
0.88     INVESTMENT COMPANIES
         Nasdaq-100 Trust Series 1 Shrs(a)                                          45,000             1,173,150
=================================================================================================================
3.15     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)                               19,000               902,120
         BISYS Group(a)                                                             44,600             1,485,180
         KPMG Consulting(a)                                                         86,500             1,285,390
         SunGard Data Systems(a)                                                    20,000               529,600
=================================================================================================================
                                                                                                       4,202,290
2.37     LIFE & HEALTH INSURANCE
         John Hancock Financial Services                                            18,200               640,640
         Nationwide Financial Services Class A Shrs                                 33,300             1,315,350
         Principal Financial Group(a)                                               38,600             1,196,600
=================================================================================================================
                                                                                                       3,152,590
1.32     MANAGED HEALTH CARE
         First Health Group(a)                                                      44,800             1,256,192
         WellPoint Health Networks(a)                                                6,500               505,765
=================================================================================================================
                                                                                                       1,761,957
0.99     MOVIES & ENTERTAINMENT
         Blockbuster Inc Class A Shrs                                               24,700               664,430
         Metro-Goldwyn-Mayer Inc(a)                                                 55,700               651,690
=================================================================================================================
                                                                                                       1,316,120
0.75     NETWORKING EQUIPMENT
         Extreme Networks(a)                                                        92,960               908,219
         Finisar Corp(a)(b)                                                         36,400                86,268
=================================================================================================================
                                                                                                         994,487
1.24     OIL & GAS DRILLING
         GlobalSantaFe Corp                                                          8,800               240,680
         Nabors Industries Ltd(a)                                                   16,800               593,040
         Noble Corp(a)                                                              21,300               822,180
=================================================================================================================
                                                                                                       1,655,900
3.76     OIL & GAS EQUIPMENT & SERVICES
         BJ Services(a)                                                             43,600             1,477,168
         Cooper Cameron(a)                                                          31,175             1,509,494
         Smith International(a)                                                     29,650             2,021,834
=================================================================================================================
                                                                                                       5,008,496
1.84     OIL & GAS EXPLORATION & PRODUCTION
         Apache Corp                                                                18,211             1,046,768
         Kerr-McGee Corp                                                            14,800               792,540


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Pioneer Natural Resources(a)                                               23,500        $      612,175
=================================================================================================================
                                                                                                       2,451,483
0.25     PERSONAL PRODUCTS
         Estee Lauder Class A Shrs                                                   9,300               327,360
=================================================================================================================
6.04     PHARMACEUTICALS
         Allergan Inc                                                               24,700             1,648,725
         AmerisourceBergen Corp                                                     26,214             1,992,264
         Forest Laboratories(a)                                                     38,200             2,704,560
         Teva Pharmaceutical Industries Ltd Sponsored ADR
           Representing Ord Shrs                                                    25,500             1,702,890
=================================================================================================================
                                                                                                       8,048,439
0.15     REINSURANCE
         RenaissanceRe Holdings Ltd                                                  5,600               204,960
=================================================================================================================
1.30     RESTAURANTS
         CBRL Group                                                                 40,200             1,226,904
         Starbucks Corp(a)                                                          20,100               499,485
=================================================================================================================
                                                                                                       1,726,389
2.53     SEMICONDUCTOR EQUIPMENT
         ASML Holding NV New York Registered Shrs(a)                                28,300               427,896
         KLA-Tencor Corp(a)                                                         23,700             1,042,563
         Lam Research(a)                                                            25,500               458,490
         Novellus Systems(a)                                                        23,000               782,000
         Teradyne Inc(a)                                                            28,100               660,350
=================================================================================================================
                                                                                                       3,371,299
8.63     SEMICONDUCTORS
         Altera Corp(a)                                                             69,280               942,208
         Analog Devices(a)                                                          27,500               816,750
         Applied Micro Circuits(a)                                                  30,600               144,738
         Atmel Corp(a)                                                              43,100               269,806
         Broadcom Corp Class A Shrs(a)                                              21,100               370,094
         Cypress Semiconductor(a)                                                   46,700               708,906
         Fairchild Semiconductor International Class A Shrs(a)                      26,000               631,800
         Integrated Device Technology(a)                                            22,100               400,894
         Linear Technology                                                          39,380             1,237,713
         LSI Logic(a)                                                               27,500               240,625
         Maxim Integrated Products(a)                                               29,460             1,129,202
         Microchip Technology(a)                                                    60,682             1,664,507
         Micron Technology(a)                                                       14,800               299,256
         National Semiconductor(a)                                                  29,900               872,183
         QLogic Corp(a)                                                             19,400               739,140
         RF Micro Devices(a)                                                        51,900               395,478
         Vitesse Semiconductor(a)                                                   19,820                61,640


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Xilinx Inc(a)                                                              25,890        $      580,713
=================================================================================================================
                                                                                                      11,505,653
0.66     SPECIALTY STORES
         Barnes & Noble Inc(a)                                                       6,500               171,795
         Office Depot(a)                                                            33,700               566,160
         Staples Inc(a)                                                              7,200               141,840
=================================================================================================================
                                                                                                         879,795
2.90     SYSTEMS SOFTWARE
         Adobe Systems                                                              40,200             1,145,700
         Networks Associates(a)                                                     12,900               248,583
         Symantec Corp(a)                                                           44,400             1,458,540
         VERITAS Software(a)                                                        51,400             1,017,206
=================================================================================================================
                                                                                                       3,870,029
0.20     TELECOMMUNICATIONS EQUIPMENT
         Polycom Inc(a)                                                             22,100               264,979
=================================================================================================================
0.19     WIRELESS TELECOMMUNICATION SERVICES
         Nextel Partners Class A Shrs(a)                                            85,650               257,807
=================================================================================================================
         TOTAL COMMON STOCKS & WARRANTS (COST $127,471,800)                                          120,648,116
=================================================================================================================
9.51     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased at
           $12,680,007 (Collateralized by Fannie Mae,
           Benchmark Notes, due 8/15/2004 at 6.500%, value
           $12,951,779) (Cost $12,678,000)                                  $   12,678,000            12,678,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $140,149,800)                                                                      $  133,326,116
=================================================================================================================

FINANCIAL SERVICES FUND
98.25    COMMON STOCKS
37.76    BANKS
         Bank of America                                                           140,000        $    9,850,400
         Bank of New York                                                           87,275             2,945,531
         Bank One                                                                  109,900             4,228,952
         Comerica Inc                                                                8,300               509,620
         Commerce Bancorp                                                           39,700             1,754,740
         Credit Suisse Group(a)                                                     46,800             1,485,789
         Fifth Third Bancorp                                                       142,425             9,492,626
         Greater Bay Bancorp                                                        50,100             1,541,076
         Hibernia Corp Class A Shrs                                                 30,300               599,637
         Huntington Bancshares                                                      33,400               648,628
         Investors Financial Services                                               75,200             2,522,208
         National Commerce Financial                                               107,800             2,835,140
         Northern Trust                                                             51,800             2,282,308
         Synovus Financial                                                         101,700             2,798,784
         TCF Financial                                                             122,900             6,034,390
         UBS AG(a)                                                                  21,500             1,072,635
         UnionBanCal Corp                                                           24,300             1,138,455
         US Bancorp                                                                 57,300             1,337,955


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Wells Fargo & Co                                                          195,050        $    9,764,203
         Zions Bancorp                                                              36,300             1,891,230
=================================================================================================================
                                                                                                      64,734,307
7.21     CONSUMER FINANCE
         Capital One Financial                                                      83,200             5,079,360
         Freddie Mac                                                                75,450             4,617,540
         SLM Corp                                                                   27,500             2,664,750
=================================================================================================================
                                                                                                      12,361,650
16.44    DIVERSIFIED FINANCIAL SERVICES
         Ambac Financial Group                                                      93,900             6,310,080
         American Express                                                          104,300             3,788,176
         Citigroup Inc                                                             226,140             8,762,925
         JP Morgan Chase & Co                                                      153,460             5,205,363
         New York Community Bancorp                                                 33,500               907,850
         SEI Investments                                                            29,300               825,381
         State Street                                                               53,400             2,386,980
=================================================================================================================
                                                                                                      28,186,755
4.62     INSURANCE BROKERS
         Gallagher (Arthur J) & Co                                                  82,700             2,865,555
         Marsh & McLennan                                                           52,360             5,057,976
=================================================================================================================
                                                                                                       7,923,531
14.77    INVESTMENT ADVISER/BROKER DEALER SERVICES
         Affiliated Managers Group(a)                                               15,300               940,950
         E*TRADE Group(a)                                                          116,700               637,182
         Eaton Vance                                                                37,900             1,182,480
         Federated Investors Class B Shrs                                           77,200             2,668,804
         Goldman Sachs Group                                                        85,100             6,242,085
         Investment Technology Group(a)                                             21,800               712,860
         Legg Mason                                                                 35,800             1,766,372
         Lehman Brothers Holdings                                                   77,200             4,826,544
         Merrill Lynch & Co                                                        148,300             6,006,150
         Schwab (Charles) Corp                                                      29,900               334,880
=================================================================================================================
                                                                                                      25,318,307
0.93     IT CONSULTING & SERVICES
         BISYS Group(a)                                                             16,200               539,460
         SunGard Data Systems(a)                                                    39,700             1,051,256
=================================================================================================================
                                                                                                       1,590,716
2.99     LIFE & HEALTH INSURANCE
         John Hancock Financial Services                                            14,500               510,400
         Nationwide Financial Services Class A Shrs                                 71,300             2,816,350
         Principal Financial Group(a)                                               57,900             1,794,900
=================================================================================================================
                                                                                                       5,121,650
8.31     MULTI-LINE INSURANCE
         American International Group                                               78,750             5,373,113
         Hartford Financial Services Group                                          72,200             4,293,734
         Radian Group                                                               93,600             4,572,360
=================================================================================================================
                                                                                                      14,239,207


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.25     PROPERTY & CASUALTY INSURANCE
         SAFECO Corp                                                                47,400        $    1,464,186
         Travelers Property Casualty Class A Shrs(a)                               135,300             2,394,810
=================================================================================================================
                                                                                                       3,858,996
0.70     REAL ESTATE INVESTMENT TRUSTS
         iStar Financial                                                            41,800             1,191,300
=================================================================================================================
2.27     REINSURANCE
         RenaissanceRe Holdings Ltd                                                106,500             3,897,900
=================================================================================================================
         TOTAL COMMON STOCKS (Cost $161,397,869)                                                     168,424,319
=================================================================================================================
1.75     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased at
           $3,005,476 (Collateralized by Fannie Mae,
           Benchmark Notes, due 8/15/2004 at 6.500%, value
           $3,074,136) (Cost $3,005,000)                                    $    3,005,000             3,005,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $164,402,869)                                                                      $  171,429,319
=================================================================================================================

HEALTH SCIENCES FUND
97.46    COMMON STOCKS
8.07     BIOTECHNOLOGY
         Amgen Inc(a)                                                              163,040        $    6,828,115
         Gilead Sciences(a)                                                        209,460             6,887,045
         IDEC Pharmaceuticals(a)                                                   117,950             4,181,328
         Serono SA Sponsored ADR Representing 1/40th
           Bearer Shr                                                              345,800             5,636,540
=================================================================================================================
                                                                                                      23,533,028
6.53     HEALTH CARE DISTRIBUTORS & SERVICES
         McKesson Corp                                                             209,700             6,857,190
         Quest Diagnostics(a)                                                       34,800             2,994,540
         Triad Hospitals(a)                                                        217,000             9,196,460
=================================================================================================================
                                                                                                      19,048,190
12.67    HEALTH CARE EQUIPMENT
         Bard (C R) Inc                                                             95,500             5,403,390
         Laboratory Corp of America Holdings(a)                                    163,960             7,484,774
         Medtronic Inc                                                             157,400             6,744,590
         St Jude Medical(a)                                                        110,040             8,126,454
         Varian Medical Systems(a)                                                 151,560             6,145,758
         Zimmer Holdings(a)                                                         85,640             3,053,922
=================================================================================================================
                                                                                                      36,958,888
11.73    HEALTH CARE FACILITIES
         HCA Inc                                                                   244,440            11,610,900
         Health Management Associates Class A Shrs(a)                              260,400             5,247,060
         Tenet Healthcare(a)                                                       147,620            10,562,211
         Universal Health Services Class B Shrs(a)                                 138,200             6,771,800
=================================================================================================================
                                                                                                      34,191,971


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
2.24     HEALTH CARE SUPPLIES
         Alcon Inc(a)                                                              190,500        $    6,524,625
=================================================================================================================
13.06    MANAGED HEALTH CARE
         First Health Group(a)                                                     213,120             5,975,885
         Oxford Health Plans(a)                                                    118,700             5,514,802
         Trigon Healthcare(a)                                                       47,500             4,777,550
         UnitedHealth Group                                                        108,100             9,896,555
         WellPoint Health Networks(a)                                              153,200            11,920,492
=================================================================================================================
                                                                                                      38,085,284
43.16    PHARMACEUTICALS
         Abbott Laboratories                                                       232,780             8,764,167
         Allergan Inc                                                              152,050            10,149,337
         AmerisourceBergen Corp                                                    202,948            15,424,048
         Aventis SA Sponsored ADR Representing Ord Shrs                             48,600             3,422,898
         Cardinal Health                                                           141,169             8,669,188
         Forest Laboratories(a)                                                    172,680            12,225,744
         Johnson & Johnson                                                         208,983            10,921,452
         Novartis AG Sponsored ADR Representing Ord Shrs                           258,400            11,325,672
         Pfizer Inc                                                                300,876            10,530,660
         Pharmacia Corp                                                            267,590            10,021,246
         Schering AG Sponsored ADR Representing Ord Shrs(b)                         67,300             4,273,550
         Teva Pharmaceutical Industries Ltd Sponsored ADR
           Representing Ord Shrs                                                   152,980            10,216,004
         Wyeth                                                                     193,225             9,893,120
=================================================================================================================
                                                                                                     125,837,086
         TOTAL COMMON STOCKS (COST $272,756,892)                                                     284,179,072
=================================================================================================================
2.54     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased at
           $595,094 (Collateralized by Fannie Mae, Benchmark
           Notes, due 8/15/2004 at 6.500%, value $611,551)
           (Cost $595,000)                                                  $      595,000               595,000
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased at
           $6,801,077 (Collateralized by Freddie Mac,
           Reference Notes, due 12/15/2003 at 3.250%,
           value $6,960,989) (Cost $6,800,000)                              $    6,800,000             6,800,000
=================================================================================================================
         TOTAL SHORT-TERM INVESTMENTS (COST $7,395,000)                                                7,395,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $280,151,892)                                                                      $  291,574,072
=================================================================================================================

TECHNOLOGY FUND
94.38    COMMON STOCKS & WARRANTS
2.00     AEROSPACE & DEFENSE
         Boeing Co                                                                  23,100        $    1,039,500
         Lockheed Martin                                                            26,500             1,841,750
=================================================================================================================
                                                                                                       2,881,250
9.23     APPLICATION SOFTWARE
         Amdocs Ltd(a)                                                              53,880               406,794
         BEA Systems(a)                                                            189,800             1,786,018


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Cadence Design Systems(a)                                                  59,600        $      960,752
         Check Point Software Technologies Ltd(a)                                   66,900               907,164
         Intuit Inc(a)                                                              47,800             2,376,616
         Mercury Interactive(a)(c)                                                  47,800             1,097,488
         PeopleSoft Inc(a)                                                          55,800               830,304
         Rational Software(a)                                                       42,300               347,283
         SAP AG Sponsored ADR Representing 1/4 Ord Shr                              21,200               514,948
         Siebel Systems(a)                                                          77,800             1,106,316
         Synopsys Inc(a)                                                            33,700             1,847,097
         TIBCO Software(a)                                                         201,500             1,120,340
=================================================================================================================
                                                                                                      13,301,120
5.90     COMPUTER HARDWARE
         Apple Computer(a)(c)                                                      137,100             2,429,412
         Dell Computer(a)                                                          160,200             4,187,628
         Hewlett-Packard Co                                                         35,100               536,328
         Sun Microsystems(a)                                                       269,800             1,351,698
=================================================================================================================
                                                                                                       8,505,066
5.10     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          85,800             1,499,784
         EMC Corp(a)                                                               146,200             1,103,810
         Emulex Corp(a)                                                             69,200             1,557,692
         Lexmark International Class A Shrs(a)                                      13,200               718,080
         McDATA Corp Class A Shrs(a)                                                68,600               604,366
         Network Appliance(a)                                                      150,400             1,870,976
=================================================================================================================
                                                                                                       7,354,708
0.97     CONSUMER ELECTRONICS
         Sony Corp Sponsored ADR Representing Ord Shrs                              26,400             1,401,840
=================================================================================================================
6.39     DATA PROCESSING SERVICES
         First Data                                                                112,200             4,173,840
         Fiserv Inc(a)                                                              86,050             3,158,895
         Paychex Inc                                                                59,900             1,874,271
=================================================================================================================
                                                                                                       9,207,006
6.55     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Arrow Electronics(a)                                                       34,000               705,500
         Celestica Inc(a)                                                           94,100             2,137,011
         Flextronics International Ltd(a)                                          235,300             1,677,689
         Jabil Circuit(a)                                                          119,300             2,518,423
         KEMET Corp(a)                                                              12,900               230,394
         Samsung Electronics Ltd GDR Representing 1/2
           Ord Shr(d)                                                                8,800             1,208,240
         Sanmina-SCI Corp(a)                                                       101,300               639,203
         Solectron Corp(a)                                                          52,600               323,490
=================================================================================================================
                                                                                                       9,439,950


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.30     INTEGRATED TELECOMMUNICATION
            SERVICES - LONG DISTANCE
         Qwest Communications International(a)                                     154,100        $      431,480
=================================================================================================================
1.62     INTERNET RETAIL
         Amazon.com Inc(a)                                                          34,700               563,875
         eBay Inc(a)                                                                28,800             1,774,656
=================================================================================================================
                                                                                                       2,338,531
0.36     INTERNET SOFTWARE & SERVICES
         SmartForce PLC Sponsored ADR Representing Ord Shrs(a)                     152,400               518,160
=================================================================================================================
1.98     INVESTMENT COMPANIES
         Nasdaq-100 Trust Series 1 Shrs(a)                                         109,500             2,854,665
=================================================================================================================
7.32     IT CONSULTING & SERVICES
         Affiliated Computer Services Class A Shrs(a)                               56,100             2,663,628
         BISYS Group(a)                                                            111,500             3,712,950
         Computer Sciences(a)                                                       57,600             2,753,280
         KPMG Consulting(a)                                                         95,500             1,419,130
=================================================================================================================
                                                                                                      10,548,988
0.72     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                         70,500             1,037,055
=================================================================================================================
3.11     NETWORKING EQUIPMENT
         Cisco Systems(a)(e)                                                       223,500             3,117,825
         Extreme Networks(a)                                                       101,200               988,724
         Finisar Corp(a)(b)                                                        105,300               249,561
         NetScreen Technologies(a)(b)                                               13,500               123,930
=================================================================================================================
                                                                                                       4,480,040
5.95     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)                                                      114,500             2,177,790
         ASML Holding NV New York Registered Shrs(a)                                89,400             1,351,728
         KLA-Tencor Corp(a)                                                         30,200             1,328,498
         Kulicke & Soffa Industries(a)                                              46,100               571,179
         Lam Research(a)                                                            39,300               706,614
         Novellus Systems(a)                                                        46,900             1,594,600
         Teradyne Inc(a)                                                            35,600               836,600
=================================================================================================================
                                                                                                       8,567,009
20.61    SEMICONDUCTORS
         Analog Devices(a)                                                          49,200             1,461,240
         Atmel Corp(a)                                                             193,100             1,208,806
         Broadcom Corp Class A Shrs(a)                                              22,100               387,634
         Cypress Semiconductor(a)                                                   59,300               900,174
         Fairchild Semiconductor International Class A Shrs(a)                      37,200               903,960
         Integrated Device Technology(a)                                            41,900               760,066
         Intel Corp                                                                141,800             2,590,686
         Intersil Corp Class A Shrs(a)                                              34,300               733,334


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
         Linear Technology                                                          73,000        $    2,294,390
         Maxim Integrated Products(a)                                               72,700             2,786,591
         Microchip Technology(a)                                                   162,675             4,462,175
         Micron Technology(a)                                                       76,100             1,538,742
         Micron Technology Warrants (Exp 2008)(a)(d)                                12,100                58,987
         National Semiconductor(a)                                                  48,500             1,414,745
         QLogic Corp(a)                                                             39,400             1,501,140
         RF Micro Devices(a)                                                       121,900               928,878
         Taiwan Semiconductor Manufacturing Ltd Sponsored
           ADR Representing 5 Ord Shrs                                             122,848             1,597,024
         Texas Instruments                                                          94,800             2,246,760
         United Microelectronics ADR Representing 5 Ord Shrs(b)                     94,140               691,929
         Xilinx Inc(a)                                                              55,300             1,240,379
=================================================================================================================
                                                                                                      29,707,640
10.74    SYSTEMS SOFTWARE
         Adobe Systems                                                              41,000             1,168,500
         BMC Software(a)                                                            68,700             1,140,420
         Microsoft Corp(a)                                                          70,300             3,845,410
         Networks Associates(a)                                                    131,300             2,530,151
         Oracle Corp(a)                                                            173,700             1,644,939
         Symantec Corp(a)                                                           95,700             3,143,745
         VERITAS Software(a)                                                       101,150             2,001,759
=================================================================================================================
                                                                                                      15,474,924
5.53     TELECOMMUNICATIONS EQUIPMENT
         Motorola Inc                                                               98,100             1,414,602
         Nokia Corp Sponsored ADR Representing Ord Shrs(c)                         123,600             1,789,728
         Polycom Inc(a)                                                            160,062             1,919,143
         Powerwave Technologies(a)                                                 131,300             1,202,708
         QUALCOMM Inc(a)                                                            32,950               905,796
         Research In Motion Ltd(a)                                                  64,600               735,148
=================================================================================================================
                                                                                                       7,967,125
         TOTAL COMMON STOCKS & WARRANTS (Cost $222,052,758)                                          136,016,557
=================================================================================================================
0.33     OTHER SECURITIES
0.33     DIVERSIFIED FINANCIAL SERVICES
         BlueStream Ventures LP(a)(f)(g) (Cost $750,000)                           750,000               483,203
=================================================================================================================
5.29     SHORT TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased
           at $7,622,207 (Collateralized by Fannie Mae,
           Benchmark Notes, due 8/15/2004 at 6.500%,
           value $7,786,356) (Cost $7,621,000)                              $    7,621,000             7,621,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $230,423,758)                                                                      $  144,120,760
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
90.70    COMMON STOCKS
1.09     ADVERTISING
         Omnicom Group                                                               7,900        $      361,820
=================================================================================================================
2.86     AEROSPACE & DEFENSE
         L-3 Communications Holdings(a)                                             17,600               950,400
=================================================================================================================
0.97     ALTERNATIVE CARRIERS
         Time Warner Telecom Class A Shrs(a)                                       192,000               322,560
=================================================================================================================
1.21     APPLICATION SOFTWARE
         Amdocs Ltd(a)                                                              26,970               203,623
         BEA Systems(a)                                                             20,900               196,669
=================================================================================================================
                                                                                                         400,292
3.81     BROADCASTING - RADIO/TV
         Fox Entertainment Group Class A Shrs(a)                                    19,500               424,125
         Grupo Televisa SA de CV Sponsored ADR
           Representing 20 Ord Participation Certificates(a)    MX                  12,400               463,512
         Univision Communications Class A Shrs(a)                                   12,000               376,800
=================================================================================================================
                                                                                                       1,264,437
8.91     CABLE & SATELLITE OPERATORS
         Comcast Corp Special Class A Shrs(a)(b)                                    39,800               963,160
         Liberty Media Class A Shrs(a)                                             156,700             1,567,000
         USA Interactive(a)                                                         18,100               424,445
=================================================================================================================
                                                                                                       2,954,605
1.22     COMPUTER STORAGE & PERIPHERALS
         Brocade Communications Systems(a)                                          23,100               403,788
=================================================================================================================
0.50     ELECTRONIC EQUIPMENT & INSTRUMENTS
         Samsung Electronics Ltd GDR Representing 1/2
           Ord Shr(d)                                           KS                   1,200               164,760
=================================================================================================================
32.50    INTEGRATED TELECOMMUNICATION SERVICES
         AT&T Corp                                                                  33,700               360,590
         BCE Inc                                                CA                  49,800               864,108
         BellSouth Corp(e)                                                          48,360             1,523,340
         CenturyTel Inc                                                             56,700             1,672,650
         KT Corp Sponsored ADR Representing 1/2 Ord Shr         KS                  46,700             1,011,055
         Portugal Telecom SGPS SA Sponsored ADR
           Representing Ord Shrs                                PO                 113,300               805,563
         SBC Communications(e)                                                      48,140             1,468,270
         Telefonos de Mexico SA Sponsored ADR
           Representing 20 Series L Shrs                        MX                  52,000             1,668,160
         Verizon Communications                                                     35,100             1,409,265
=================================================================================================================
                                                                                                      10,783,001
1.57     INTEGRATED TELECOMMUNICATION
            SERVICES - LONG DISTANCE
         Broadwing Inc(a)                                                           97,300               252,980
         Qwest Communications International(a)(e)                                   95,790               268,212
=================================================================================================================
                                                                                                         521,192


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
0.44     INTERNET SOFTWARE & SERVICES
         AsiaInfo Holdings(a)(b)                                                    11,100        $      147,075
=================================================================================================================
5.63     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                                         56,060               824,643
         Viacom Inc Class B Shrs(a)                                                 23,500             1,042,695
=================================================================================================================
                                                                                                       1,867,338
7.10     NETWORKING EQUIPMENT
         Cisco Systems(a)                                                          115,280             1,608,156
         Extreme Networks(a)                                                        58,300               569,591
         Riverstone Networks(a)                                                     56,250               176,062
=================================================================================================================
                                                                                                       2,353,809
3.37     SEMICONDUCTORS
         Broadcom Corp Class A Shrs(a)                                              13,500               236,790
         Intel Corp                                                                 13,100               239,337
         PMC-Sierra Inc(a)                                                          16,000               148,320
         RF Micro Devices(a)                                                        39,300               299,466
         Texas Instruments                                                           8,200               194,340
=================================================================================================================
                                                                                                       1,118,253
1.53     SYSTEMS SOFTWARE
         Symantec Corp(a)                                                           15,500               509,175
=================================================================================================================
8.10     TELECOMMUNICATIONS EQUIPMENT
         Motorola Inc                                                               44,700               644,574
         Nokia Corp Sponsored ADR Representing Ord Shrs(c)(e)   FI                  50,420               730,082
         Polycom Inc(a)                                                             28,900               346,511
         Powerwave Technologies(a)                                                  39,500               361,820
         QUALCOMM Inc(a)                                                            10,640               292,494
         Tekelec(a)                                                                 17,100               137,313
         Tollgrade Communications(a)                                                12,000               176,040
=================================================================================================================
                                                                                                       2,688,834
9.88     WIRELESS TELECOMMUNICATION SERVICES
         AT&T Wireless(a)                                                           45,100               263,835
         China Unicom Ltd(a)(b)                                 CH                 414,000               318,461
         Nextel Communications Class A Shrs(a)                                     117,400               376,854
         Nextel Partners Class A Shrs(a)                                            28,800                86,688
         Telecom Italia Mobile SpA(b)                           IT                 249,610             1,023,037
         Vodafone Group PLC                                     UK                 882,326             1,210,437
=================================================================================================================
                                                                                                       3,279,312
         TOTAL COMMON STOCKS (COST $53,963,581)                                                       30,090,651
=================================================================================================================
1.82     OTHER SECURITIES
1.82     DIVERSIFIED FINANCIAL SERVICES
         BlueStream Ventures LP(a)(f)(g) (Cost $937,500)                           937,500               604,003
=================================================================================================================


-----------------------------------------------------------------------------------------------------------------
                                                           COUNTRY               SHARES OR
                                                           CODE IF               PRINCIPAL
%        DESCRIPTION                                        NON US                  AMOUNT                 VALUE
-----------------------------------------------------------------------------------------------------------------
7.48     SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           6/28/2002 due 7/1/2002 at 1.900%, repurchased
           at $2,481,393 (Collateralized by Fannie Mae,
           Benchmark Notes, due 8/15/2004 at 6.500%,
           value $2,539,029)(Cost $2,481,000)                               $    2,481,000        $    2,481,000
=================================================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $57,382,081)                                                                       $   33,175,654
=================================================================================================================

(a) Security is non-income producing.

(b) Loaned security, a portion or all of the security is on loan at June 30, 2002.

(c) Security or a portion of the security has been designated as collateral for written options.

(d) Securities acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(e) Security has been designated as collateral for remaining commitments to purchase additional interests in Blue
    Stream Ventures LP.

(f) The Technology and Telecommunications Funds have remaining commitments of $750,000 and $937,500, respectively, to purchase additional interests in BlueStream Ventures LP, which are subject to the terms of the limited partnership agreement.

(g) The following are restricted securities at June 30, 2002:

                                                                                                        VALUE AS
                                                                ACQUISITION       ACQUISITION               % OF
DESCRIPTION                                                           DATES              COST         NET ASSETS
------------------------------------------------------------------------------------------------------------------
SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES
------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
BlueStream Ventures LP                                      8/3/00-12/14/01      $    750,000               0.34%
==================================================================================================================

TELECOMMUNICATIONS FUND
BlueStream Ventures LP                                      8/3/00-12/14/01      $    937,500               1.79%
==================================================================================================================

-------------------------------------------------------------------------------------------------------------------
OPTION CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF      EXPIRATION     EXERCISE   PREMIUMS      MARKET
                                                    CONTRACTS           DATES        PRICE   RECEIVED       VALUE
-------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
OPTIONS WRITTEN
CALLS
Apple Computer                                           (351)       10/19/02     $  27.50  $  76,166   $  (4,388)
Mercury Interactive                                      (206)        7/20/02        45.00     50,357      (1,030)
Nokia Corp Sponsored ADR Representing Ord Shrs           (927)        7/20/02        12.50    106,601    (201,622)
===================================================================================================================
TOTAL OPTIONS WRITTEN                                                                       $ 233,124   $(207,040)
===================================================================================================================


-------------------------------------------------------------------------------------------------------------------
OPTION CONTRACTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF      EXPIRATION     EXERCISE   PREMIUMS      MARKET
                                                    CONTRACTS           DATES        PRICE   RECEIVED       VALUE

Telecommunications Fund
OPTIONS WRITTEN
CALLS
Nokia Corp Sponsored ADR Representing Ord Shrs           (252)        7/20/02     $  12.50  $  28,979   $ (54,810)
===================================================================================================================
TOTAL OPTIONS WRITTEN                                                                       $  28,979   $ (54,810)
===================================================================================================================

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                                      % OF
                                COUNTRY         INVESTMENT
COUNTRY                            CODE         SECURITIES               VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
Canada                               CA               2.60%         $   864,108
China                                CH               0.96              318,461
Finland                              FI               2.20              730,082
Italy                                IT               3.08            1,023,037
Mexico                               MX               6.43            2,131,672
Portugal                             PO               2.43              805,563
South Korea                          KS               3.54            1,175,815
United Kingdom                       UK               3.65            1,210,437
United States                                        75.11           24,916,479
================================================================================
                                                    100.00%         $33,175,654
================================================================================

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                FINANCIAL              HEALTH
                                                                 DYNAMICS            SERVICES           SCIENCES
                                                                     FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $    140,149,800   $     164,402,869   $    280,151,892
==================================================================================================================
   At Value(a)                                           $    133,326,116   $     171,429,319   $    291,574,072
Cash                                                                1,234               1,094             96,630
Foreign Currency (Cost $0, $10,101 and $2,871,
  respectively)                                                         0              10,809              3,024
Receivables:
   Investment Securities Sold                                   1,386,807           2,440,760                  0
   Fund Shares Sold                                             1,509,577             568,266            308,573
   Dividends and Interest                                          40,851             189,366             74,056
Other Investments (Note 5)                                        186,058                   0            736,000
Prepaid Expenses and Other Assets                                   1,668                 341              1,736
==================================================================================================================
TOTAL ASSETS                                                  136,452,311         174,639,955        292,794,091
==================================================================================================================
LIABILITIES
Payables:
   Investment Securities Purchased                              1,461,285             119,411          1,480,763
   Fund Shares Repurchased                                      2,634,779           1,130,805          2,375,356
   Securities Loaned                                              186,058                   0            736,000
Accrued Expenses and Other Payables                                 6,660               9,768              8,669
==================================================================================================================
TOTAL LIABILITIES                                               4,288,782           1,259,984          4,600,788
==================================================================================================================
NET ASSETS AT VALUE                                      $    132,163,529   $     173,379,971   $    288,193,303
==================================================================================================================
NET ASSETS
Paid-in Capital(b)                                       $    265,495,264   $     186,527,130   $    362,202,329
Accumulated Undistributed Net Investment Income (Loss)           (641,911)          1,290,037           (601,875)
Accumulated Undistributed Net Realized Loss on
   Investment Securities and Foreign Currency
   Transactions                                              (125,866,514)        (21,464,588)       (84,830,110)
Net Appreciation (Depreciation) of Investment
   Securities and Foreign Currency Transactions                (6,823,310)          7,027,392         11,422,959
==================================================================================================================
NET ASSETS AT VALUE                                      $    132,163,529   $     173,379,971   $    288,193,303
==================================================================================================================
Shares Outstanding                                             13,752,985          14,511,732         18,606,506
NET ASSET VALUE, Offering and Redemption Price
   per Share                                             $           9.61   $           11.95   $          15.49
==================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 include repurchase agreements of $12,678,000,
    $3,005,000 and $7,395,000 for Dynamics, Financial Services and Health Sciences Funds, respectively.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
JUNE 30, 2002
UNAUDITED

                                                                              TECHNOLOGY      TELECOMMUNICATIONS
                                                                                    FUND                   FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                            $   230,423,758        $     57,382,081
==================================================================================================================
   At Value(a)                                                           $   144,120,760        $     33,175,654
Cash                                                                                 897                  30,243
Foreign Currency (Cost $0 and $973, respectively)                                      0                     991
Receivables:
   Investment Securities Sold                                                  3,013,576                 663,671
   Fund Shares Sold                                                            1,175,470                 101,478
   Dividends and Interest                                                          7,773                  23,218
Other Investments (Note 5)                                                     1,098,720               2,502,861
Prepaid Expenses and Other Assets                                                  1,117                     446
==================================================================================================================
TOTAL ASSETS                                                                 149,418,313              36,498,562
==================================================================================================================
LIABILITIES
Options Written at Value (Premiums Received $233,124 and $28,979,
   respectively)                                                                 207,040                  54,810
Payables:
   Investment Securities Purchased                                             4,123,491                 185,211
   Fund Shares Repurchased                                                       731,418                     330
   Securities Loaned                                                           1,098,720               2,502,861
Depreciation on Forward Foreign Currency Contracts                                     0                     117
Accrued Expenses and Other Payables                                                9,463                  10,519
==================================================================================================================
TOTAL LIABILITIES                                                              6,170,132               2,753,848
==================================================================================================================
NET ASSETS AT VALUE                                                      $   143,248,181        $     33,744,714
==================================================================================================================
NET ASSETS
Paid-in Capital(b)                                                       $   657,986,822        $    272,509,503
Accumulated Undistributed Net Investment Loss                                   (990,183)                (19,121)
Accumulated Undistributed Net Realized Loss on Investment
   Securities, Foreign Currency Transactions and Option Contracts           (427,471,544)           (214,513,966)
Net Depreciation of Investment Securities, Foreign Currency
   Transactions and Option Contracts                                         (86,276,914)            (24,231,702)
==================================================================================================================
NET ASSETS AT VALUE                                                      $   143,248,181        $     33,744,714
==================================================================================================================
Shares Outstanding                                                            14,155,266              11,278,542
NET ASSET VALUE, Offering and Redemption Price per Share                 $         10.12        $           2.99
==================================================================================================================

(a) Investment securities at cost and value at June 30, 2002 include repurchase agreements of $7,621,000 and
    $2,481,000 for Technology and Telecommunications Funds, respectively.

(b) The INVESCO Variable Investment Funds, Inc. have 2 billion authorized shares of common stock, par value of
    $0.01 per share. Of such shares, 100 million have been allocated to each Fund.

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                                    FINANCIAL             HEALTH
                                                                 DYNAMICS            SERVICES           SCIENCES
                                                                     FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                $         181,190  $       1,302,919   $      1,071,598
Interest                                                            69,712             67,239             48,437
Securities Loaned Income                                               940                  0              2,500
   Foreign Taxes Withheld                                           (1,058)            (2,813)           (27,450)
==================================================================================================================
   TOTAL INCOME                                                    250,784          1,367,345          1,095,085
==================================================================================================================
EXPENSES
Investment Advisory Fees                                           607,617            705,737          1,198,153
Administrative Services Fees                                       219,691            254,360            428,347
Custodian Fees and Expenses                                         22,697             17,983             25,242
Directors' Fees and Expenses                                         8,365              8,756             11,769
Interest Expenses                                                    2,887                  0              2,878
Professional Fees and Expenses                                      10,621             10,308             12,777
Registration Fees and Expenses                                         868                623              1,221
Reports to Shareholders                                             12,963              5,398              6,700
Transfer Agent Fees                                                  2,500              2,500              2,500
Other Expenses                                                       3,512              4,298              6,633
==================================================================================================================
   TOTAL EXPENSES                                                  891,721          1,009,963          1,696,220
   Fees and Expenses Paid Indirectly                                  (224)              (242)            (1,090)
==================================================================================================================
      NET EXPENSES                                                 891,497          1,009,721          1,695,130
==================================================================================================================
NET INVESTMENT INCOME (LOSS)                                      (640,713)           357,624           (600,045)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                       (44,269,871)        (2,944,917)       (29,221,727)
   Foreign Currency Transactions                                   (30,198)           166,865            575,811
==================================================================================================================
      Total Net Realized Loss                                  (44,300,069)        (2,778,052)       (28,645,916)
==================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                         3,754,633         (6,034,790)       (22,138,598)
   Foreign Currency Transactions                                    49,169            250,032           (356,877)
==================================================================================================================
      Total Change in Net Appreciation/Depreciation              3,803,802         (5,784,758)       (22,495,475)
==================================================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                           (40,496,267)        (8,562,810)       (51,141,391)
==================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS               $     (41,136,980) $      (8,205,186)  $    (51,741,436)
==================================================================================================================

See Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
SIX MONTHS ENDED JUNE 30, 2002
UNAUDITED

                                                                              TECHNOLOGY      TELECOMMUNICATIONS
                                                                                    FUND                    FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                $        21,394        $        255,477
Interest                                                                          91,383                  47,046
Securities Loaned Income                                                           4,652                   5,311
   Foreign Taxes Withheld                                                         (6,128)                (14,802)
==================================================================================================================
   TOTAL INCOME                                                                  111,301                 293,032
==================================================================================================================
EXPENSES
Investment Advisory Fees                                                         761,087                 197,118
Administrative Services Fees                                                     273,917                  74,648
Custodian Fees and Expenses                                                       19,588                  10,688
Directors' Fees and Expenses                                                       9,091                   6,113
Professional Fees and Expenses                                                    11,515                   9,328
Registration Fees and Expenses                                                     2,038                     833
Reports to Shareholders                                                           12,187                   5,411
Transfer Agent Fees                                                                2,500                   2,500
Other Expenses                                                                     6,055                   2,183
==================================================================================================================
   TOTAL EXPENSES                                                              1,097,978                 308,822
   Fees and Expenses Paid Indirectly                                                (164)                   (150)
==================================================================================================================
      NET EXPENSES                                                             1,097,814                 308,672
==================================================================================================================
NET INVESTMENT LOSS                                                             (986,513)                (15,640)
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                     (70,248,082)            (47,369,082)
   Foreign Currency Transactions                                                       0                (209,835)
   Option Contracts                                                            1,373,468                  64,254
==================================================================================================================
      Total Net Realized Loss                                                (68,874,614)            (47,514,663)
==================================================================================================================
Change in Net Appreciation/Depreciation of:
   Investment Securities                                                      (9,748,079)             14,133,425
   Foreign Currency Transactions                                                       0                 591,969
   Option Contracts                                                              (64,138)                 25,831
==================================================================================================================
      Total Change in Net Appreciation/Depreciation                           (9,812,217)             14,751,225
==================================================================================================================
NET LOSS ON INVESTMENT SECURITIES, FOREIGN CURRENCY
   TRANSACTIONS AND OPTION CONTRACTS                                         (78,686,831)            (32,763,438)
==================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                               $   (79,673,344)       $    (32,779,078)
==================================================================================================================

See Notes to Financial Statements

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                                    FINANCIAL SERVICES
                                                              DYNAMICS FUND                                  FUND
                                                   SIX MONTHS                YEAR          SIX MONTHS               YEAR
                                                        ENDED               ENDED               ENDED              ENDED
                                                      JUNE 30         DECEMBER 31             JUNE 30        DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                         2002                2001                2002               2001
                                                    UNAUDITED                               UNAUDITED
OPERATIONS
Net Investment Income (Loss)                 $       (640,713)   $       (843,365)  $         357,624   $        933,042
Net Realized Loss                                 (44,300,069)        (67,584,581)         (2,778,052)       (16,307,036)
Change in Net Appreciation/Depreciation             3,803,802           3,632,829          (5,784,758)       (14,251,799)
==========================================================================================================================
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (41,136,980)        (64,795,117)         (8,205,186)       (29,625,793)
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       0                   0                   0           (614,142)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                        0                   0                   0           (162,480)
==========================================================================================================================
TOTAL DISTRIBUTIONS                                         0                   0                   0           (776,622)
==========================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     496,350,372         829,810,510          89,129,027        188,065,015
Reinvestment of Distributions                               0                   0                   0            776,622
==========================================================================================================================
                                                  496,350,372         829,810,510          89,129,027        188,841,637
Amounts Paid for Repurchases of Shares           (497,765,495)       (760,909,302)        (90,628,205)      (195,670,794)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                    (1,415,123)         68,901,208          (1,499,178)        (6,829,157)
==========================================================================================================================
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                                     (42,552,103)          4,106,091          (9,704,364)       (37,231,572)
NET ASSETS
Beginning of Period                               174,715,632         170,609,541         183,084,335        220,315,907
==========================================================================================================================
End of Period                                $    132,163,529    $    174,715,632   $     173,379,971   $    183,084,335
==========================================================================================================================
Accumulated Undistributed Net Investment
   Income (Loss) Included in Net Assets at
   End of Period                             $       (641,911)   $         (1,198)  $       1,290,037   $        932,413

           ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                        42,524,009          62,830,298           7,119,882         14,599,103
Shares Issued from Reinvestment of
   Distributions                                            0                   0                   0             62,694
==========================================================================================================================
                                                   42,524,009          62,830,298           7,119,882         14,661,797
Shares Repurchased                                (42,700,446)        (58,272,013)         (7,353,663)       (15,833,645)
==========================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES               (176,437)          4,558,285            (233,781)        (1,171,848)
==========================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                          HEALTH SCIENCES FUND                      TECHNOLOGY FUND
                                                   SIX MONTHS                YEAR          SIX MONTHS               YEAR
                                                        ENDED               ENDED               ENDED              ENDED
                                                      JUNE 30         DECEMBER 31             JUNE 30        DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
                                                         2002                2001                2002               2001
                                                    UNAUDITED                               UNAUDITED
OPERATIONS
Net Investment Loss                          $       (600,045)   $     (1,138,525)  $        (986,513)  $     (1,903,628)
Net Realized Loss                                 (28,645,916)        (40,303,806)        (68,874,614)      (224,415,525)
Change in Net Appreciation/Depreciation           (22,495,475)        (6,400,595)          (9,812,217)        11,257,799
==========================================================================================================================
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (51,741,436)        (47,842,926)        (79,673,344)      (215,061,354)
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                       0          (1,158,454)                  0                  0
==========================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                     150,420,539         364,156,675         153,085,235        383,993,057
Reinvestment of Distributions                               0           1,158,454                   0                  0
==========================================================================================================================
                                                  150,420,539         365,315,129         153,085,235        383,993,057
==========================================================================================================================
Amounts Paid for Repurchases of Shares           (153,789,633)       (326,408,123)       (170,416,463)      (372,451,546)
==========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                    (3,369,094)         38,907,006         (17,331,228)        11,541,511
==========================================================================================================================
TOTAL DECREASE IN NET ASSETS                      (55,110,530)        (10,094,374)        (97,004,572)      (203,519,843)
NET ASSETS
Beginning of Period                               343,303,833         353,398,207         240,252,753        443,772,596
==========================================================================================================================
End of Period                                $    288,193,303    $    343,303,833   $     143,248,181   $    240,252,753
==========================================================================================================================
Accumulated Undistributed Net Investment
   Loss Included in Net Assets at
   End of Period                             $       (601,875)   $         (1,830)  $        (990,183)  $         (3,670)

           ----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                         8,880,507          20,220,757          10,867,354         18,974,668
Shares Issued from Reinvestment of
   Distributions                                            0              63,685                   0                  0
==========================================================================================================================
                                                    8,880,507          20,284,442          10,867,354         18,974,668
Shares Repurchased                                 (9,134,823)        (18,340,383)        (12,340,399)       (18,990,543)
==========================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES               (254,316)          1,944,059          (1,473,045)           (15,875)
==========================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

                                                                                        TELECOMMUNICATIONS FUND
                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                      JUNE 30        DECEMBER 31
------------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
                                                                                    UNAUDITED
OPERATIONS
Net Investment Loss                                                        $          (15,640) $        (172,803)
Net Realized Loss                                                                 (47,514,663)      (118,545,982)
Change in Net Appreciation/Depreciation                                            14,751,225          7,777,734
==================================================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                                        (32,779,078)      (110,941,051)
==================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                     123,540,298        402,388,128
Amounts Paid for Repurchases of Shares                                           (130,783,728)      (425,323,887)
==================================================================================================================
NET DECREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                                                    (7,243,430)       (22,935,759)
==================================================================================================================
TOTAL DECREASE IN NET ASSETS                                                      (40,022,508)      (133,876,810)
NET ASSETS
Beginning of Period                                                                73,767,222        207,644,032
==================================================================================================================
End of Period                                                              $       33,744,714  $      73,767,222
==================================================================================================================
Accumulated Undistributed Net Investment Loss
   Included in Net Assets at End of Period                                 $          (19,121) $          (3,481)

            ------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                        28,703,740         51,372,866
Shares Repurchased                                                                (30,664,416)       (55,276,237)
==================================================================================================================
NET DECREASE IN FUND SHARES                                                        (1,960,676)        (3,903,371)
==================================================================================================================

See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Variable Investment Funds, Inc. is incorporated in Maryland and presently consists of thirteen separate Funds: Dynamics Fund, Financial Services Fund, Health Sciences Fund, Technology Fund and Telecommunications Fund (individually the "Fund" and collectively, the "Funds", presented herein), Core Equity Fund (formerly Equity Income Fund), Growth Fund, High Yield Fund, Leisure Fund, Real Estate Opportunity Fund, Small Company Growth Fund, Total Return Fund and Utilities Fund. The investment objectives of the Funds are: To seek appreciation of capital for Dynamics Fund; to seek capital appreciation through investments in specific business sectors for Financial Services, Health Sciences and Technology Funds; and to seek capital appreciation and current income on securities principally engaged in a specific business sector for Telecommunications Fund. INVESCO Variable Investment Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's shares are not offered directly to the public but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of the Participating Insurance Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option contracts are valued at the average of the closing bid and ask prices from the exchange with the highest trading volume on that particular day.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend rate. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share.

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax components of the Fund at June 30, 2002 include:

                                                                                                         NET TAX
                                       COST OF           GROSS TAX             GROSS TAX            APPRECIATION
                               INVESTMENTS FOR          UNREALIZED            UNREALIZED          (DEPRECIATION)
FUND                              TAX PURPOSES        APPRECIATION          DEPRECIATION          ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Dynamics Fund                   $  154,422,318      $   12,770,473        $   33,866,675          $  (21,096,202)
Financial Services Fund            168,337,025          15,866,451            12,774,157               3,092,294
Health Sciences Fund               281,567,486          27,836,506            17,829,920              10,006,586
Technology Fund                    245,655,593           5,776,353           107,311,186            (101,534,833)
Telecommunications Fund             58,532,999              78,737            25,436,082             (25,357,345)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals. The net tax appreciation/depreciation on investments excludes the effect of foreign currency transactions and written options activity.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. The Funds have elected to defer post-October 31 capital and currency losses to the year ended December 31, 2002, they are:
Dynamics Fund $1,889,804, Financial Services Fund $1,429,415, Health Sciences Fund $4,511,250, Technology Fund $9,333,384 and Telecommunications Fund $8,507,568, respectively.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. OPTIONS - The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding written options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the six months ended June 30, 2002, was as follows:

                                                                CALL OPTIONS                     PUT OPTIONS
--------------------------------------------------------------------------------------------------------------------
                                                          NUMBER           AMOUNT          NUMBER           AMOUNT
                                                      OF OPTIONS      OF PREMIUMS      OF OPTIONS      OF PREMIUMS
--------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Options outstanding at December 31, 2001                  (2,463)     $   984,946            (952)     $   197,057
Options written                                           (9,226)       2,418,692            (736)         109,723
Options closed or expired                                 10,205       (3,170,514)          1,688         (306,780)
Options outstanding at June 30, 2002                      (1,484)     $   233,124               0      $         0

TELECOMMUNICATIONS FUND
Options outstanding at December 31, 2001                    (157)     $    19,939            (157)     $    27,003
Options written                                             (516)          69,852            (165)          24,448
Options closed or expired                                    421          (60,812)            165          (24,448)
Options exercised                                              0                0             157          (27,003)
Options outstanding at June 30, 2002                         252      $    28,979               0      $         0

H. EXPENSES - Each Fund bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for the Funds is based on the annual rate of 0.75% of average net assets.

IFG receives a transfer agent fee of $5,000 per Fund per year. The fee is paid monthly at one-twelfth of the annual fee.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.265% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. IFG may pay all or a portion of the fee to other companies that assist in providing the services.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Fund. For the six months ended June 30, 2002, IFG absorbed no expenses for the Fund. Effective June 1, 2002, IFG is entitled to reimbursement from the Fund for fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause the Fund to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                          PURCHASES               SALES
--------------------------------------------------------------------------------
Dynamics Fund                            $   80,652,005          $  103,109,488
Financial Services Fund                      64,628,641              64,118,790
Health Sciences Fund                        172,935,247             177,364,344
Technology Fund                              86,977,859             100,319,855
Telecommunications Fund                      31,416,579              35,883,894

There were no purchases or sales of U.S. Government securities.

NOTE 4 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the six months ended June 30, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                    UNFUNDED
                                  PENSION            ACCRUED            PENSION
FUND                             EXPENSES      PENSION COSTS          LIABILITY
--------------------------------------------------------------------------------
Dynamics Fund                $        269       $          0       $      1,434
Financial Services Fund               485                  0              1,367
Health Sciences Fund                  994                  0              2,763
Technology Fund                       149                  0              3,807
Telecommunications Fund                 0                  0              1,675

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 5 - SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. As of June 30, 2002, Dynamics, Health Sciences, Technology and Telecommunications Funds have on loan securities valued at $150,019, $730,250, $1,065,420 and $2,435,759, respectively. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of Operations. During the six months ended June 30, 2002, there were no such securities lending arrangements for Financial Services Fund.

NOTE 6 - INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended June 30, 2002, Dynamics and Health Sciences Funds borrowed cash at a weighted average rate ranging from of 1.99% to 2.03% and interest expenses amounted to $2,877 and $2,616, respectively. During the six months ended June 30, 2002, there were no such borrowings and/or lendings for Financial Services, Technology and Telecommunications Funds. During that same period there were no such lendings for Dynamics and Health Sciences Funds.

NOTE 7 - LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the six months ended June 30, 2002, Health Sciences Fund borrowed cash at a weighted average rate of 2.25%, and interest expenses amounted to $262. During the six months ended June 30, 2002 there were no such borrowings for Dynamics, Financial Services, Technology and Telecommunications Funds.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
DYNAMICS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                                                                  PERIOD
                                                    ENDED                                                                   ENDED
                                                  JUNE 30                       YEAR ENDED DECEMBER 31                DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2002            2001         2000          1999           1998          1997(a)
                                                UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period          $    12.54      $    18.21   $    18.90    $    12.15    $     10.34    $    10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                     (0.05)          (0.00)       (0.00)         0.00          (0.00)         0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                   (2.88)          (5.67)       (0.67)         6.75           1.98          0.32
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (2.93)          (5.67)       (0.67)         6.75           1.98          0.34
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)              0.00            0.00         0.00          0.00           0.02          0.00
Distributions from Capital Gains                     0.00            0.00         0.02          0.00           0.15          0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                  0.00            0.00         0.02          0.00           0.17          0.00
====================================================================================================================================
Net Asset Value - End of Period                $     9.61      $    12.54   $    18.21    $    18.90    $     12.15    $    10.34
====================================================================================================================================

TOTAL RETURN(d)                                   (23.37%)(e)     (31.14%)       (3.55%)      55.60%         19.35%         3.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)      $  132,164      $  174,716   $  170,610    $   29,667    $       308    $      257
Ratio of Expenses to Average Net Assets(f)(g)       0.55%(e)        1.08%        1.09%         1.26%          1.45%         0.52%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                           (0.39%)(e)      (0.54%)      (0.24%)        0.04%         (0.64%)        0.63%(h)
Portfolio Turnover Rate                             52%(e)            62%          58%           70%            55%           28%(e)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2001, 2000, 1999 and 1998.

(c) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%)
    (annualized), respectively.

(h) Annualized

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS                                             PERIOD
                                                                       ENDED                                              ENDED
                                                                     JUNE 30            YEAR ENDED DECEMBER 31      DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        2002             2001            2000             1999(a)
                                                                   UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period                            $     12.42      $     13.84      $     11.10      $     10.00
===================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                   0.03             0.06             0.03             0.01
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                      (0.50)           (1.43)            2.72             1.09
===================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (0.47)           (1.37)            2.75             1.10
===================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                                 0.00             0.04             0.00             0.00
Distributions from Capital Gains                                        0.00             0.01             0.01             0.00
===================================================================================================================================
TOTAL DISTRIBUTIONS                                                     0.00             0.05             0.01             0.00
===================================================================================================================================
Net Asset Value - End of Period                                  $     11.95      $     12.42      $     13.84      $     11.10
===================================================================================================================================

TOTAL RETURN(c)                                                       (3.78%)(d)       (9.88%)          24.80%           11.00%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                        $   173,380      $   183,084      $   220,316      $     9,179
Ratio of Expenses to Average Net Assets(e)(f)                          0.53%(d)         1.07%            1.09%            1.39%(g)
Ratio of Net Investment Income to Average Net Assets(f)                0.19%(d)         0.46%            0.66%            0.67%(g)
Portfolio Turnover Rate                                                 35%(d)           132%             114%              37%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended
    December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been
    1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been
    0.66% and (0.42%) (annualized), respectively.

(g) Annualized

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                                                                  PERIOD
                                                    ENDED                                                                   ENDED
                                                  JUNE 30                        YEAR ENDED DECEMBER 31               DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2002            2001          2000          1999         1998        1997(a)
                                                UNAUDITED

PER SHARE DATA
Net Asset Value - Beginning of Period         $    18.20       $    20.89    $    16.02    $    15.29    $   11.04     $    10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)                       (0.03)           (0.01)         0.05          0.02         0.05           0.10
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                  (2.68)           (2.62)         4.84          0.72         4.66           0.94
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (2.71)           (2.63)         4.89          0.74         4.71           1.04
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)             0.00             0.06          0.00          0.01         0.03           0.00
Distributions from Capital Gains                    0.00             0.00          0.02          0.00         0.43           0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                 0.00             0.06          0.02          0.01         0.46           0.00
====================================================================================================================================
Net Asset Value - End of Period               $    15.49       $    18.20    $    20.89    $    16.02    $   15.29     $    11.04
====================================================================================================================================

TOTAL RETURN(d)                                   (14.89%)(e)     (12.59%)       30.54%         4.86%       42.85%         10.40%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)     $   288,193      $  343,304    $  353,398    $   11,652    $   2,378     $      423
Ratio of Expenses to Average Net Assets(f)(g)       0.53%(e)        1.06%         1.07%         1.48%         1.27%         0.60%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                           (0.19%)(e)      (0.38%)        0.68%         0.36%         0.35%         2.34%(h)
Portfolio Turnover Rate                               55%(e)          88%          145%          173%          107%          112%(e)

(a) From May 22, 1997, commencement of investment operations, to Decembe 31, 1997.

(b) The per share information was computed based on average shares for the year ended December 31, 1998.

(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and
    (18.51%) (annualized), respectively.

(h) Annualized

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS                                                             PERIOD
                                                    ENDED                                                              ENDED
                                                  JUNE 30                      YEAR ENDED DECEMBER 31            DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2002            2001          2000          1999          1998     1997(a)
                                                UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period         $     15.37      $    28.37    $    37.13    $    14.34    $   11.49     $    10.00
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                     (0.07)          (0.12)        (0.01)        (0.00)       (0.03)          0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                   (5.18)         (12.88)        (8.68)        22.79         2.96           1.44
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (5.25)         (13.00)        (8.69)        22.79         2.93           1.49
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                 0.00            0.00          0.00          0.00         0.02           0.00
Distributions from Capital Gains                     0.00            0.00          0.07          0.00         0.06           0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                  0.00            0.00          0.07          0.00         0.08           0.00
====================================================================================================================================
Net Asset Value - End of Period               $     10.12      $    15.37    $    28.37    $    37.13    $   14.34     $    11.49
====================================================================================================================================

TOTAL RETURN(d)                                   (34.16%)(e)     (45.82%)      (23.42%)      158.93%       25.69%         14.80%(e)

RATIOS
Net Assets - End of Period ($000 Omitted)     $   143,248      $  240,253    $  443,773    $   93,992    $   1,577     $      414
Ratio of Expenses to Average Net Assets(f)(g)       0.54%(e)        1.07%         1.02%         1.31%        1.40%          0.48%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(g)                           (0.48%)(e)      (0.66%)       (0.34%)       (0.40%)      (0.14%)         0.95%(h)
Portfolio Turnover Rate                               46%(e)          88%           82%           95%         239%           102%(e)

(a) From May 21, 1997, commencement of investment operations, to December 31, 1997.

(b) The per share information was computed based on average shares for the year ended December 31, 2001.

(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.

(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.

(e) Based on operations for the period shown and, accordingly, is not representative of a full year.

(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(g) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by IFG for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%)
    (annualized), respectively.

(h) Annualized

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS                                         PERIOD
                                                                       ENDED                                          ENDED
                                                                     JUNE 30           YEAR ENDED DECEMBER 31   DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                        2002             2001           2000           1999(a)
                                                                   UNAUDITED
PER SHARE DATA
Net Asset Value - Beginning of Period                            $      5.57      $     12.11    $     16.45    $     10.00
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                        (0.00)           (0.00)         (0.00)          0.00
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                      (2.58)           (6.54)         (4.30)          6.45
===============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       (2.58)           (6.54)         (4.30)          6.45
===============================================================================================================================
LESS DISTRIBUTIONS
Distributions from Net Investment Income                                0.00             0.00           0.00           0.00
Distributions from Capital Gains                                        0.00             0.00           0.04           0.00
===============================================================================================================================
TOTAL DISTRIBUTIONS                                                     0.00             0.00           0.04           0.00
===============================================================================================================================
Net Asset Value - End of Period                                  $      2.99      $      5.57    $     12.11    $     16.45

TOTAL RETURN(c)                                                      (46.32%)(d)      (54.00%)       (26.17%)        64.50%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)                        $    33,745      $    73,767    $   207,644$        67,650
Ratio of Expenses to Average Net Assets(e)(f)                          0.58%(d)         1.09%          1.06%          1.27%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)        (0.03%)(d)       (0.14%)        (0.16%)         0.11%(g)
Portfolio Turnover Rate                                                  66%(d)           77%            51%            15%(d)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.

(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the six months ended June 30, 2002, the years ended December 31, 2001 and 2000 and the period ended December 31, 1999.

(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown. (d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended December 31, 2000 and the period ended
    December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.

(g) Annualized

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[INVESCO ICON] INVESCO(R)

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invescofunds.com

INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus. We encourage you to obtain from your advisor a personal illustration of historical performance which reflects the cost of the insurance protection from the insurance company.

SSKV       9360    7/02